UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2017

Item 1.

Reports to Stockholders

Fidelity Flex℠ Funds Fidelity Flex℠ Intrinsic Opportunities Fund Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

% of fund's net assets
Anthem, Inc.	4.4
Amgen, Inc.	2.7
The Western Union Co.	2.4
Best Buy Co., Inc.	2.4
UnitedHealth Group, Inc.	2.2
United Therapeutics Corp.	2.1
Itochu Corp.	2.1
Nitori Holdings Co. Ltd.	1.8
Hyundai Mobis	1.7
Aetna, Inc.	1.7
23.5

Top Five Market Sectors as of July 31, 2017

% of fund's net assets
Health Care	22.7
Consumer Discretionary	21.3
Financials	15.3
Information Technology	11.6
Industrials	9.0

Asset Allocation (% of fund's net assets)

As of July 31, 2017 *
Stocks	93.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 39.7%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 3.4%
Adient PLC	93	$6,089
Cooper Tire & Rubber Co.	312	11,404
Dongah Tire & Rubber Co. Ltd.	69	1,694
Eagle Industry Co. Ltd.	195	3,400
ElringKlinger AG	17	297
Fukoku Co. Ltd.	100	948
G-Tekt Corp.	1,800	34,924
Gentex Corp.	136	2,315
Hi-Lex Corp.	163	4,261
Hyundai Mobis	623	136,845
IJT Technology Holdings Co. Ltd.	800	4,535
INFAC Corp.	71	380
Piolax, Inc.	600	16,599
Seoyon Co. Ltd.	214	1,882
Seoyon E-Hwa Co., Ltd.	467	5,609
TBK Co. Ltd.	400	1,803
TPR Co. Ltd.	600	18,994
Yorozu Corp.	1,300	21,968
		273,947
Automobiles - 0.8%
Audi AG	17	14,288
Fiat Chrysler Automobiles NV	96	1,161
Fiat Chrysler Automobiles NV	876	10,577
General Motors Co.	969	34,865
Harley-Davidson, Inc.	3	146
		61,037
Distributors - 0.4%
Chori Co. Ltd.	1,000	18,550
Doshisha Co. Ltd.	300	6,047
Harima-Kyowa Co. Ltd.	100	1,742
Nakayamafuku Co. Ltd.	100	714
Yagi & Co. Ltd.	300	4,817
		31,870
Diversified Consumer Services - 0.6%
Heian Ceremony Service Co. Ltd.	300	2,615
Kukbo Design Co. Ltd.	14	250
MegaStudy Co. Ltd.	247	6,661
MegaStudyEdu Co. Ltd.	143	4,501
Multicampus Co. Ltd.	35	1,175
Tsukada Global Holdings, Inc.	700	3,810
Weight Watchers International, Inc. (a)	784	28,083
		47,095
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	52	1,844
Dunkin' Brands Group, Inc.	208	11,030
Flight Centre Travel Group Ltd.	85	2,958
Hiday Hidaka Corp.	200	5,344
Koshidaka Holdings Co. Ltd.	200	5,432
Kura Corp. Ltd.	100	5,034
Ohsho Food Service Corp.	100	3,891
Retail Food Group Ltd.	1,315	5,102
St. Marc Holdings Co. Ltd.	200	6,259
The Restaurant Group PLC	4,803	21,191
Whitbread PLC	1	51
Wyndham Worldwide Corp.	3	313
		68,449
Household Durables - 0.8%
Ace Bed Co. Ltd.	28	4,343
Emak SpA	409	765
FJ Next Co. Ltd.	700	5,638
Helen of Troy Ltd. (a)	418	42,114
NACCO Industries, Inc. Class A	52	3,411
Q.E.P. Co., Inc. (a)	24	634
Sanyo Housing Nagoya Co. Ltd.	500	5,107
Tupperware Brands Corp.	93	5,646
		67,658
Internet & Direct Marketing Retail - 0.0%
Hyundai Home Shopping Network Corp.	7	863
NS Shopping Co. Ltd.	30	447
Trade Maine Group Ltd.	34	140
Webjet Ltd.	68	627
		2,077
Leisure Products - 0.1%
Mars Engineering Corp.	400	7,924
Media - 2.4%
AMC Networks, Inc. Class A (a)	87	5,564
Comcast Corp. Class A	1,353	54,729
Corus Entertainment, Inc. Class B (non-vtg.)	273	3,031
Discovery Communications, Inc. Class A (a)	1,592	39,163
DMS, Inc.	100	1,107
Gendai Agency, Inc.	600	3,075
Hyundai HCN	1,363	5,087
Ipsos SA	7	242
Liberty Global PLC LiLAC Class A (a)	5	129
Multiplus SA	400	5,104
Nippon BS Broadcasting Corp.	100	1,176
Nippon Television Network Corp.	147	2,515
Pico Far East Holdings Ltd.	6,000	2,474
Proto Corp.	100	1,564
Scripps Networks Interactive, Inc. Class A	69	6,031
SMG PLC	7	36
Television Broadcasts Ltd.	1,400	5,126
The Walt Disney Co.	65	7,145
Time Warner, Inc.	113	11,573
Viacom, Inc.:
Class A	554	22,437
Class B (non-vtg.)	415	14,492
WOWOW INC.	100	2,907
		194,707
Multiline Retail - 0.4%
Grazziotin SA (a)	200	1,534
Hanwha Galleria Timeworld Co. Ltd.(a)	41	1,045
Lifestyle China Group Ltd. (a)	8,500	3,482
Lifestyle International Holdings Ltd.	8,500	11,622
Macy's, Inc.	225	5,344
Treasure Factory Co. Ltd.	600	4,512
		27,539
Specialty Retail - 10.1%
Arc Land Sakamoto Co. Ltd.	300	4,112
AT-Group Co. Ltd.	237	6,019
AutoNation, Inc. (a)	242	10,256
Beacon Lighting Group Ltd.	17	19
Best Buy Co., Inc.	3,277	191,180
Dunelm Group PLC	136	1,080
Ff Group (a)	589	14,119
Fuji Corp.	99	1,829
GameStop Corp. Class A	447	9,695
GNC Holdings, Inc. Class A	4,112	39,105
Goldlion Holdings Ltd.	5,000	2,183
Guess?, Inc.	4,018	52,475
Handsman Co. Ltd.	500	7,116
Hibbett Sports, Inc. (a)	208	3,245
JB Hi-Fi Ltd.	589	12,256
John David Group PLC	23,333	110,182
K's Holdings Corp.	1,700	34,171
Ku Holdings Co. Ltd.	400	3,632
Lookers PLC	750	1,089
Mandarake, Inc.	100	550
Nafco Co. Ltd.	200	3,173
Nitori Holdings Co. Ltd.	1,000	141,140
Oriental Watch Holdings Ltd.	4,000	845
Padini Holdings Bhd	1,800	1,572
Sacs Bar Holdings, Inc.	300	3,301
Sally Beauty Holdings, Inc. (a)	3,220	65,141
Samse SA	24	4,210
Silvano Fashion Group A/S	7	21
Sports Direct International PLC (a)	68	340
Staples, Inc.	3,946	40,052
The Buckle, Inc.	415	7,097
Tokatsu Holdings Co. Ltd.	100	393
Truworths International Ltd.	228	1,308
Urban Outfitters, Inc. (a)	831	16,279
Vita Group Ltd.	17	18
Vitamin Shoppe, Inc. (a)	104	1,144
Williams-Sonoma, Inc.	485	22,519
		812,866
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	2,000	1,093
Embry Holdings Ltd.	1,000	320
Fossil Group, Inc. (a)	562	6,323
Geox SpA	3,749	14,876
Gerry Weber International AG (Bearer)	426	5,441
Grendene SA	100	848
Handsome Co. Ltd.	17	548
Magni-Tech Industries Bhd	900	1,598
Michael Kors Holdings Ltd. (a)	1,419	51,708
Portico International Holdings (a)	8,000	2,694
Sitoy Group Holdings Ltd.	6,000	1,314
Texwinca Holdings Ltd.	2,000	1,214
Van de Velde	65	3,501
Vera Bradley, Inc. (a)	658	6,633
Youngone Holdings Co. Ltd.	176	8,455
Yue Yuen Industrial (Holdings) Ltd.	1,500	6,193
		112,759

TOTAL CONSUMER DISCRETIONARY		1,707,928

CONSUMER STAPLES - 6.0%
Beverages - 0.9%
A.G. Barr PLC	273	2,161
Britvic PLC	4,741	44,663
C&C Group PLC	300	1,087
Jinro Distillers Co. Ltd.	295	8,771
Lucas Bols BV	82	1,922
Olvi PLC (A Shares)	68	2,393
Spritzer Bhd	200	111
Willamette Valley Vineyards, Inc. (a)	3	24
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	4,200	10,679
		71,811
Food & Staples Retailing - 3.1%
Ain Holdings, Inc.	200	14,422
Amsterdam Commodities NV	409	12,153
CVS Health Corp.	692	55,312
Dong Suh Companies, Inc.	468	12,348
Genky Stores, Inc.	300	11,198
J Sainsbury PLC	136	439
Kroger Co.	1,246	30,552
Majestic Wine PLC	334	1,409
MARR SpA	545	13,949
OM2 Network Co. Ltd.	100	1,167
Retail Partners Co. Ltd.	400	4,223
Satsudora Holdings Co. Ltd.	300	5,440
Tesco PLC (a)	7,498	17,233
United Natural Foods, Inc. (a)	285	10,981
Valor Holdings Co. Ltd.	500	11,311
Wal-Mart Stores, Inc.	354	28,316
Walgreens Boots Alliance, Inc.	276	22,265
		252,718
Food Products - 1.1%
Ajinomoto Malaysia Bhd	1,200	7,259
B&G Foods, Inc. Class A	227	8,229
Bakkafrost	104	4,086
Bell AG	9	4,142
Binggrea Co. Ltd.	10	598
Changshouhua Food Co. Ltd.	1,000	499
Cranswick PLC	343	13,133
Dean Foods Co.	34	510
Kawan Food Bhd	100	114
Lamb Weston Holdings, Inc.	17	748
Lassonde Industries, Inc. Class A (sub. vtg.)	34	6,540
London Biscuits Bhd (a)	2,700	470
Pickles Corp.	100	1,472
President Rice Products PCL	100	179
Prima Meat Packers Ltd.	142	907
S Foods, Inc.	200	7,456
Select Harvests Ltd.	975	3,822
Thai Wah PCL	300	87
The Hain Celestial Group, Inc. (a)	467	20,880
The J.M. Smucker Co.	23	2,804
Toyo Sugar Refining Co. Ltd.	1,000	1,088
Valsoia SpA	42	833
Want Want China Holdings Ltd.	2,000	1,352
		87,208
Personal Products - 0.6%
Asaleo Care Ltd.	682	726
Hengan International Group Co. Ltd.	1,633	12,461
USANA Health Sciences, Inc. (a)	640	36,544
		49,731
Tobacco - 0.3%
KT&G Corp.	218	22,191

TOTAL CONSUMER STAPLES		483,659

ENERGY - 3.0%
Energy Equipment & Services - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.)	170	987
Atwood Oceanics, Inc. (a)	1,070	8,410
Baker Hughes, a GE Co.	110	4,058
Carbo Ceramics, Inc. (a)	1,579	11,164
Geospace Technologies Corp. (a)	401	6,171
Gulfmark Offshore, Inc. Class A (a)	1,714	266
National Oilwell Varco, Inc.	136	4,449
Oceaneering International, Inc.	46	1,180
Prosafe ASA (a)	68	264
Tecnicas Reunidas SA	121	4,292
		41,241
Oil, Gas & Consumable Fuels - 2.5%
Alvopetro Energy Ltd. (a)	1,900	320
Baytex Energy Corp. (a)	409	1,148
Bonavista Energy Corp.	34	85
Chevron Corp.	296	32,320
China Petroleum & Chemical Corp. (H Shares)	28,667	21,732
ConocoPhillips Co.	953	43,238
Contango Oil & Gas Co. (a)	170	1,020
Enagas SA	2,077	58,727
Fuji Kosan Co. Ltd.	100	533
Husky Energy, Inc. (a)	277	3,206
Imperial Oil Ltd.	38	1,091
International Seaways, Inc. (a)	7	160
Motor Oil (HELLAS) Corinth Refineries SA	205	4,623
Murphy Oil Corp.	682	18,128
San-Ai Oil Co. Ltd.	100	1,017
Ship Finance International Ltd. (NY Shares)	7	95
Thai Oil PCL (For. Reg.)	400	1,031
Total SA sponsored ADR	69	3,496
Tsakos Energy Navigation Ltd.	307	1,514
World Fuel Services Corp.	239	7,729
		201,213

TOTAL ENERGY		242,454

FINANCIALS - 15.3%
Banks - 5.1%
Cambridge Bancorp	3	196
Central Valley Community Bancorp	17	374
Citizens Financial Services, Inc.	8	432
Erste Group Bank AG	3	125
F & M Bank Corp.	91	2,753
Gunma Bank Ltd.	3,515	20,629
Hiroshima Bank Ltd.	1,633	6,991
JPMorgan Chase & Co.	944	86,659
Mitsubishi UFJ Financial Group, Inc.	11,783	74,753
Nordea Bank AB	69	871
OFG Bancorp	1,220	12,261
Skandiabanken ASA	346	3,894
Sparebank 1 Oestlandet	692	7,371
Sumitomo Mitsui Financial Group, Inc.	2,767	106,767
The Keiyo Bank Ltd.	317	1,343
The Mie Bank Ltd.	132	2,957
The San-In Godo Bank Ltd.	1,075	8,747
Unicaja Banco SA	4,154	6,044
Van Lanschot NV (Bearer)	55	1,632
Wells Fargo & Co.	823	44,393
Yamaguchi Financial Group, Inc.	1,538	18,122
		407,314
Capital Markets - 1.5%
ABG Sundal Collier ASA	1,023	709
Apollo Global Management LLC Class A	274	7,699
Ares Capital Corp.	279	4,573
Edify SA (a)	7	443
Franklin Resources, Inc.	102	4,568
Goldman Sachs Group, Inc.	67	15,097
MLP AG	1,595	11,688
Morgan Stanley	465	21,809
T. Rowe Price Group, Inc.	17	1,406
The Blackstone Group LP	1,493	49,941
TPG Specialty Lending, Inc.	77	1,599
		119,532
Consumer Finance - 0.9%
Credit Corp. Group Ltd.	36	488
Discover Financial Services	554	33,761
Synchrony Financial	1,246	37,779
		72,028
Diversified Financial Services - 1.4%
Fuyo General Lease Co. Ltd.	400	23,475
IBJ Leasing Co. Ltd.	163	3,881
Kyushu Railway Co.	200	6,594
NICE Holdings Co. Ltd.	156	2,305
Ricoh Leasing Co. Ltd.	700	24,477
Scandinavian Tobacco Group A/S	273	4,406
Tokyo Century Corp.	1,000	42,632
Varex Imaging Corp. (a)	69	2,129
		109,899
Insurance - 6.2%
AFLAC, Inc.	1,385	110,454
ASR Nederland NV	692	26,173
Assurant, Inc.	136	14,317
Chubb Ltd.	345	50,529
Dongbu Insurance Co. Ltd.	865	61,867
Genworth Financial, Inc. Class A (a)	4,363	14,965
Hannover Reuck SE	28	3,537
Hyundai Fire & Marine Insurance Co. Ltd.	260	10,540
Kansas City Life Insurance Co.	1	50
MetLife, Inc.	2,311	127,105
National Western Life Group, Inc.	7	2,356
NN Group NV	1,108	44,976
Prudential Financial, Inc.	154	17,437
Sony Financial Holdings, Inc.	700	12,134
		496,440
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	103	1,019
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	200	3,062
Genworth MI Canada, Inc.	312	9,102
Genworth Mortgage Insurance Ltd.	2,216	5,336
Hingham Institution for Savings	7	1,238
		18,738

TOTAL FINANCIALS		1,224,970

HEALTH CARE - 22.7%
Biotechnology - 8.2%
AbbVie, Inc.	903	63,129
Amgen, Inc.	1,229	214,473
Biogen, Inc. (a)	346	100,198
Bioverativ, Inc.	136	8,428
Cell Biotech Co. Ltd.	104	3,301
Essex Bio-Technology Ltd.	1,000	544
Gilead Sciences, Inc.	1,258	95,721
United Therapeutics Corp. (a)	1,316	168,974
		654,768
Health Care Equipment & Supplies - 0.5%
Ansell Ltd.	341	5,993
Fukuda Denshi Co. Ltd.	300	22,314
Nakanishi, Inc.	200	8,390
Paramount Bed Holdings Co. Ltd.	100	4,563
Value Added Technologies Co. Ltd.	52	1,439
		42,699
Health Care Providers & Services - 11.1%
Aetna, Inc.	865	133,478
Almost Family, Inc. (a)	134	6,626
Amedisys, Inc. (a)	1,003	47,502
Anthem, Inc.	1,912	356,024
Chemed Corp.	251	49,573
Humana, Inc.	351	81,151
Laboratory Corp. of America Holdings (a)	7	1,112
Lifco AB	68	2,266
MEDNAX, Inc. (a)	52	2,443
Quest Diagnostics, Inc.	228	24,695
Saint-Care Holding Corp.	100	1,582
Sigma Healthcare Ltd.	4,500	3,456
Tokai Corp.	100	4,422
Uchiyama Holdings Co. Ltd.	500	2,109
UnitedHealth Group, Inc.	900	172,629
Universal Health Services, Inc. Class B	17	1,884
		890,952
Health Care Technology - 0.1%
Pharmagest Interactive	187	9,264
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	104	10,915
Pharmaceuticals - 2.6%
Apex Healthcare Bhd	500	551
AstraZeneca PLC sponsored ADR	682	20,583
Biofermin Pharmaceutical Co. Ltd.	100	2,776
Bristol-Myers Squibb Co.	148	8,421
Dawnrays Pharmaceutical Holdings Ltd.	1,267	762
DongKook Pharmaceutical Co. Ltd.	57	3,064
Genomma Lab Internacional SA de CV (a)	3,300	4,243
GlaxoSmithKline PLC	57	1,135
Indivior PLC	1,772	8,978
Johnson & Johnson	596	79,101
Korea United Pharm, Inc.	90	1,619
Lee's Pharmaceutical Holdings Ltd.	2,000	1,585
Luye Pharma Group Ltd.	1,500	851
Novo Nordisk A/S Series B sponsored ADR	173	7,335
PT Tempo Scan Pacific Tbk	300	44
Sanofi SA sponsored ADR	136	6,441
SciClone Pharmaceuticals, Inc. (a)	3	33
Stallergenes Greer PLC (a)	72	3,060
Taro Pharmaceutical Industries Ltd. (a)	242	27,668
Teva Pharmaceutical Industries Ltd. sponsored ADR	194	6,241
Towa Pharmaceutical Co. Ltd.	100	4,835
Tsumura & Co.	500	19,479
Vetoquinol SA	7	435
		209,240

TOTAL HEALTH CARE		1,817,838

INDUSTRIALS - 9.0%
Aerospace & Defense - 0.0%
Austal Ltd.	205	296
Kongsberg Gruppen ASA	7	119
Orbital ATK, Inc.	3	307
SIFCO Industries, Inc. (a)	25	168
The Lisi Group	3	145
		1,035
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	32	2,099
CTI Logistics Ltd.	282	210
Onelogix Group Ltd.	2,727	538
SBS Co. Ltd.	100	764
United Parcel Service, Inc. Class B	312	34,410
		38,021
Building Products - 0.2%
InnoTec TSS AG	33	692
Nihon Dengi Co. Ltd.	200	5,227
Noda Corp.	200	1,863
Sekisui Jushi Corp.	400	7,278
		15,060
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	100	3,343
Asia File Corp. Bhd	2,400	1,850
Calian Technologies Ltd.	211	4,735
Civeo Corp. (a)	2,007	3,874
KAR Auction Services, Inc.	312	13,116
Matsuda Sangyo Co. Ltd.	100	1,358
Mitie Group PLC	1,636	5,746
Riverstone Holdings Ltd.	100	78
VSE Corp.	221	11,459
		45,559
Construction & Engineering - 0.4%
Arcadis NV	346	7,080
Astaldi SpA	208	1,386
Boustead Projs. Pte Ltd.	1,700	1,173
Geumhwa PSC Co. Ltd.	1	34
Meisei Industrial Co. Ltd.	400	2,594
Monadelphous Group Ltd.	7	85
Nippon Rietec Co. Ltd.	700	8,261
Shinnihon Corp.	100	815
Sumitomo Densetsu Co. Ltd.	155	2,470
Toshiba Plant Systems & Services Corp.	390	6,353
		30,251
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	100	2,767
Aros Quality Group AB	582	16,688
Canare Electric Co. Ltd.	30	676
Eaton Corp. PLC	222	17,372
Hammond Power Solutions, Inc. Class A	307	1,807
Holding Co. ADMIE IPTO SA (a)	17	41
Somfy SA	35	3,313
		42,664
Industrial Conglomerates - 0.1%
Carr's Group PLC	2,007	3,780
Mytilineos Holdings SA (a)	205	2,039
Nolato AB Series B	24	1,054
Reunert Ltd.	205	1,119
		7,992
Machinery - 0.8%
Castings PLC	51	311
Conrad Industries, Inc.	1	18
Daihatsu Diesel Manufacturing Co. Ltd.	900	5,829
Daiwa Industries Ltd.	700	7,994
Fujimak Corp.	300	5,875
Fukushima Industries Corp.	100	4,154
Global Brass & Copper Holdings, Inc.	167	5,352
Haitian International Holdings Ltd.	3,000	8,603
Hy-Lok Corp.	68	1,400
Ihara Science Corp.	63	1,237
Luxfer Holdings PLC sponsored ADR	3	38
Momentum Group AB Class B (a)	358	3,691
Sansei Co. Ltd.	1,000	2,204
Semperit AG Holding	234	7,152
Teikoku Sen-I Co. Ltd.	500	9,107
		62,965
Marine - 0.1%
Japan Transcity Corp.	1,443	5,589
Professional Services - 1.9%
ABIST Co. Ltd.	32	1,287
Akka Technologies SA	623	34,029
Bertrandt AG	145	13,826
Career Design Center Co. Ltd.	100	1,245
CBIZ, Inc. (a)	1,471	21,844
Dun & Bradstreet Corp.	606	67,121
Harvey Nash Group PLC	205	263
Robert Half International, Inc.	268	12,127
WDB Holdings Co. Ltd.	100	2,094
		153,836
Road & Rail - 0.6%
Autohellas SA	450	10,947
Daqin Railway Co. Ltd. (A Shares)	24,900	32,390
Higashi Twenty One Co. Ltd.	100	346
Nikkon Holdings Co. Ltd.	32	758
SENKO Co. Ltd.	200	1,362
STEF-TFE Group	7	778
Tohbu Network Co. Ltd.	100	1,030
Utoc Corp.	1,000	4,046
		51,657
Trading Companies & Distributors - 3.3%
AerCap Holdings NV (a)	467	22,930
Bergman & Beving AB (B Shares)	358	4,434
Canox Corp.	300	2,672
Green Cross Co. Ltd.	200	3,498
HERIGE	41	1,874
Houston Wire & Cable Co.	934	5,371
Howden Joinery Group PLC	102	572
iMarketKorea, Inc.	7	80
Itochu Corp.	10,754	168,804
Kamei Corp.	1,207	17,266
Meiwa Corp.	900	3,576
Mitani Shoji Co. Ltd.	500	19,706
Rasa Corp.	100	825
Shinsho Corp.	32	847
Yuasa Trading Co. Ltd.	400	12,826
		265,281
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200	1,170
Qingdao Port International Co. Ltd.	3,583	2,028
		3,198

TOTAL INDUSTRIALS		723,108

INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 1.5%
Cisco Systems, Inc.	3,903	122,749
EVS Broadcast Equipment SA	3	122
HF Co.	153	1,686
		124,557
Electronic Equipment & Components - 0.8%
AAC Technology Holdings, Inc.	500	6,728
Dell Technologies, Inc. (a)	128	8,227
Elematec Corp.	300	5,440
Intelligent Digital Integrated Security Co. Ltd.	88	636
Lacroix SA	163	4,438
Macnica Fuji Electronics Holdings, Inc.	1,300	20,718
Makus, Inc.	205	678
PAX Global Technology Ltd.	2,000	1,326
Riken Kieki Co. Ltd.	400	7,572
TE Connectivity Ltd.	134	10,772
		66,535
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	69	3,253
Alphabet, Inc. Class A (a)	21	19,856
AuFeminin.com SA (a)	85	2,627
F@N Communications, Inc.	300	2,748
Kakaku.com, Inc.	211	2,980
Yahoo! Japan Corp.	3,500	15,874
YY, Inc. ADR (a)	450	32,175
Zappallas, Inc.	700	3,226
		82,739
IT Services - 4.3%
Amdocs Ltd.	870	58,438
Cielo SA	400	3,348
Computer Services, Inc.	3	147
Data#3 Ltd.	341	486
E-Credible Co. Ltd.	104	1,240
Estore Corp.	300	2,155
Future Corp.	300	2,427
Korea Information & Communication Co. Ltd. (a)	225	2,300
Leidos Holdings, Inc.	20	1,069
Neurones	7	239
Shinsegae Information & Communication Co. Ltd.	19	1,398
Sopra Steria Group	381	65,873
Tessi SA	50	9,151
The Western Union Co.	9,811	193,767
		342,038
Semiconductors & Semiconductor Equipment - 0.6%
e-LITECOM Co. Ltd.	34	283
KLA-Tencor Corp.	14	1,297
Miraial Co. Ltd.	400	3,846
Qualcomm, Inc.	562	29,893
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	260	9,350
		44,669
Software - 0.5%
Ebix, Inc.	217	12,532
GAMEVIL, Inc. (a)	7	344
InfoVine Co. Ltd.	43	1,044
Jastec Co. Ltd.	100	1,188
Justplanning, Inc.	100	677
KSK Co., Ltd.	100	1,321
Microsoft Corp.	277	20,138
Uchida Esco Co. Ltd.	96	1,104
		38,348
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	104	15,468
Hewlett Packard Enterprise Co.	4,639	81,229
HP, Inc.	4,916	93,896
Seagate Technology LLC	1,170	38,563
TPV Technology Ltd.	16,000	3,749
		232,905

TOTAL INFORMATION TECHNOLOGY		931,791

MATERIALS - 1.9%
Chemicals - 1.3%
Bloomage BioTechnology Corp. Ltd.	2,500	4,679
C. Uyemura & Co. Ltd.	100	5,742
CF Industries Holdings, Inc.	184	5,400
Chokwang Paint Ltd.	34	352
Chugoku Marine Paints Ltd.	500	3,900
Fuso Chemical Co. Ltd.	300	10,000
K&S AG	569	14,815
KPX Green Chemical Co. Ltd.	34	137
Kuriyama Holdings Corp.	100	1,957
LyondellBasell Industries NV Class A	103	9,279
Nippon Soda Co. Ltd.	253	1,427
Potash Corp. of Saskatchewan, Inc.	204	3,649
Scientex Bhd	2,700	5,461
Soda Aromatic Co. Ltd.	100	1,030
T&K Toka Co. Ltd.	200	2,199
Tae Kyung Industrial Co. Ltd.	614	2,741
Toho Acetylene Co. Ltd.	200	3,204
Yara International ASA	640	25,501
Yip's Chemical Holdings Ltd.	2,000	832
		102,305
Construction Materials - 0.1%
Ibstock PLC	334	1,124
Mitani Sekisan Co. Ltd.	200	4,708
RHI AG	7	265
		6,097
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG	69	9,108
Metals & Mining - 0.4%
Ausdrill Ltd.	7,408	11,527
Chubu Steel Plate Co. Ltd.	300	1,995
CI Resources Ltd.	16	20
Compania de Minas Buenaventura SA sponsored ADR	239	2,925
Handy & Harman Ltd. (a)	68	2,251
Mount Gibson Iron Ltd. (a)	6,817	2,427
Orvana Minerals Corp. (a)	34	8
Pacific Metals Co. Ltd. (a)	5,000	13,425
Teck Resources Ltd. Class B (sub. vtg.)	7	152
		34,730

TOTAL MATERIALS		152,240

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp.	121	12,170
Duke Realty Corp.	138	3,945
First Potomac Realty Trust	303	3,372
Piedmont Office Realty Trust, Inc. Class A	286	6,009
Public Storage	42	8,634
Sabra Health Care REIT, Inc.	70	1,624
Ventas, Inc.	46	3,098
		38,852
Real Estate Management & Development - 0.1%
HFF, Inc.	7	257
Leopalace21 Corp.	300	2,142
Nisshin Fudosan Co. Ltd.	1,800	10,041
		12,440

TOTAL REAL ESTATE		51,292

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	843	32,877
Verizon Communications, Inc.	1,054	51,014
		83,891
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	200	7,030

TOTAL TELECOMMUNICATION SERVICES		90,921

UTILITIES - 1.1%
Electric Utilities - 0.8%
EVN AG	7	107
Exelon Corp.	1,340	51,376
Public Power Corp. of Greece (a)	17	45
Southern Co.	244	11,695
		63,223
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	67	2,288
K&O Energy Group, Inc.	100	1,529
Rubis	14	891
Seoul City Gas Co. Ltd.	67	5,217
YESCO Co. Ltd.	160	5,472
		15,397
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	97	1,084
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	173	7,780
Water Utilities - 0.0%
Manila Water Co., Inc.	300	190

TOTAL UTILITIES		87,674

TOTAL COMMON STOCKS
(Cost $7,114,508)		7,513,875

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	131
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	375	5,358
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,330)		5,489

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $502,634)	502,534	502,634
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,622,472)		8,021,998
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,116
NET ASSETS - 100%		$8,025,114

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,601
Total	$2,601

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,707,928	$1,707,294	$634	$--
Consumer Staples	483,659	483,659	--	--
Energy	242,454	220,722	21,732	--
Financials	1,224,970	1,043,450	181,520	--
Health Care	1,817,838	1,816,703	1,135	--
Industrials	723,239	723,239	--	--
Information Technology	931,791	931,791	--	--
Materials	157,598	157,598	--	--
Real Estate	51,292	51,292	--	--
Telecommunication Services	90,921	90,921	--	--
Utilities	87,674	87,674	--	--
Money Market Funds	502,634	502,634	--	--
Total Investments in Securities:	$8,021,998	$7,816,977	$205,021	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	60.3%
Japan	16.6%
Korea (South)	4.0%
United Kingdom	3.3%
France	1.8%
Netherlands	1.6%
Cayman Islands	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,119,838)	$7,519,364
Fidelity Central Funds (cost $502,634)	502,634
Total Investments (cost $7,622,472)		$8,021,998
Foreign currency held at value (cost $1,241)		1,245
Receivable for fund shares sold		218
Dividends receivable		3,130
Distributions receivable from Fidelity Central Funds		653
Other receivables		68
Total assets		8,027,312
Liabilities
Payable for investments purchased	$2,198
Total liabilities		2,198
Net Assets		$8,025,114
Net Assets consist of:
Paid in capital		$7,572,198
Undistributed net investment income		43,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,783
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		399,547
Net Assets, for 739,987 shares outstanding		$8,025,114
Net Asset Value, offering price and redemption price per share ($8,025,114 ÷ 739,987 shares)		$10.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 8, 2017 (commencement of operations) to July 31, 2017
Investment Income
Dividends		$41,006
Income from Fidelity Central Funds		2,601
Total income		43,607
Expenses
Independent trustees' fees and expenses	$7
Miscellaneous	5
Total expenses		12
Net investment income (loss)		43,595
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,066
Foreign currency transactions	1,708
Total net realized gain (loss)		9,774
Change in net unrealized appreciation (depreciation) on:
Investment securities	399,526
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		399,547
Net gain (loss)		409,321
Net increase (decrease) in net assets resulting from operations		$452,916

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 8, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,595
Net realized gain (loss)	9,774
Change in net unrealized appreciation (depreciation)	399,547
Net increase (decrease) in net assets resulting from operations	452,916
Share transactions
Proceeds from sales of shares	7,638,459
Cost of shares redeemed	(66,261)
Net increase (decrease) in net assets resulting from share transactions	7,572,198
Total increase (decrease) in net assets	8,025,114
Net Assets
Beginning of period	–
End of period	$8,025,114
Other Information
Undistributed net investment income end of period	$43,586
Shares
Sold	746,147
Redeemed	(6,160)
Net increase (decrease)	739,987

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Intrinsic Opportunities Fund

Years ended July 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.76
Total from investment operations	.84
Net asset value, end of period	$10.84
Total ReturnC,D	8.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	1.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,025
Portfolio turnover rateI	9%J

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Flex Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in the open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies and partnerships.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$523,096
Gross unrealized depreciation	(130,457)
Net unrealized appreciation (depreciation) on securities	$392,639
Tax Cost	$7,629,359

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$60,256
Net unrealized appreciation (depreciation) on securities and other investments	$392,660

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,601,908 and $490,039, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $360 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 68% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Flex Intrinsic Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Intrinsic Opportunities Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2017, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 8, 2017 (commencement of operations) to July 31, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Flex Intrinsic Opportunities Fund as of July 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 8, 2017 (commencement of operations) to July 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 8, 2017 to July 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value July 31, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,084.00	$-C
Hypothetical-D		$1,000.00	$1,024.79	$-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 146/365 (to reflect the period March 8, 2017 to July 31, 2017).

 D 5% return per year before expenses.

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Intrinsic Opportunities Fund voted to pay on September 18, 2017, to shareholders of record at the opening of business on September 15, 2017, a distribution of $0.019 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.049 per share from net investment income.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Intrinsic Opportunities Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

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Fidelity® Value Discovery Fund Annual Report July 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Discovery Fund	17.70%	14.50%	6.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Discovery Fund, a class of the fund, on July 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Period Ending Values
$18,263	Fidelity® Value Discovery Fund
$18,358	Russell 3000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 16.04% for the year ending July 31, 2017, rising sharply following the November election and continuing to rally through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, and then reverted upward through July 31. Growth stocks surged ahead of value, while small-caps’ advantage over large-caps narrowed. Sector-wise, financials (+36%) fared best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology gained 29%, as a handful of major index constituents posted stellar returns. Industrials (+18%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+14%) slightly lagged the broader market because brick-and-mortar retailers continued to suffer from increased online competition. Energy (0%) was hurt by low oil prices. Utilities (+6%), consumer staples (+4%), telecommunication services (-7%) and real estate (-2%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of further interest rate hikes later in 2017.

Comments from Portfolio Manager Sean Gavin:  For the fiscal year, the fund’s Retail Class shares gained 17.70%, well ahead of the benchmark Russell 3000® Value Index, which returned 14.17%. Versus the benchmark, the fund was helped most by strong stock picking in the energy sector. Most notably, we did not own lagging benchmark component Exxon Mobil, an integrated energy giant whose fundamentals I found unattractive at the firm’s current valuation. We also saw favorable results with a pair of affiliated energy-transportation companies: Teekay and Teekay LNG Partners. I should point out that a third Teekay entity we held, Teekay Offshore Partners, performed poorly this period, essentially offsetting the positive impact generated by its cousins. All three were out-of-benchmark holdings. The fund also benefited from good security selection in information technology – especially owning consumer electronics and computer designer Apple, one of the fund’s largest holdings at period end – and in consumer discretionary. Tempering the fund’s strength this period, however, was subpar stock picking in the financials and industrials sectors, as well as in health care, where a disappointing position in Teva Pharmaceutical Industries was a particularly big detractor, as the company faced various business challenges. Teva remained one of the fund’s largest holdings at period end, although it’s fair to say my confidence in the name has been shaken.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.4
Berkshire Hathaway, Inc. Class B	3.5	3.8
Wells Fargo & Co.	3.1	3.7
Amgen, Inc.	2.3	2.2
Alphabet, Inc. Class A	2.0	1.9
U.S. Bancorp	2.0	2.3
Allergan PLC	2.0	1.5
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.9	1.4
Johnson & Johnson	1.7	1.8
CVS Health Corp.	1.7	1.2
	24.0

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	27.0
Health Care	16.4	14.6
Information Technology	11.7	14.1
Consumer Discretionary	10.8	10.1
Consumer Staples	7.4	4.3

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks	95.0%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 23.2%

As of January 31, 2017*
Stocks	93.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 23.4%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.5%
Hyundai Mobis	67,953	$14,926,257
Leisure Products - 0.7%
Vista Outdoor, Inc. (a)	789,600	18,231,864
Media - 7.0%
CBS Corp. Class B	547,400	36,035,342
Charter Communications, Inc. Class A (a)	52,129	20,429,876
Cinemark Holdings, Inc.	413,600	16,089,040
John Wiley & Sons, Inc. Class A	277,085	15,308,946
Lions Gate Entertainment Corp. Class B (a)	1,256,182	34,557,567
Time Warner, Inc.	405,900	41,572,278
Twenty-First Century Fox, Inc. Class A	1,175,400	34,204,140
		198,197,189
Specialty Retail - 0.7%
Cabela's, Inc. Class A (a)	337,600	19,236,448
Textiles, Apparel & Luxury Goods - 1.9%
Christian Dior SA	66,500	18,948,554
PVH Corp.	290,300	34,629,887
		53,578,441

TOTAL CONSUMER DISCRETIONARY		304,170,199

CONSUMER STAPLES - 7.4%
Beverages - 1.4%
C&C Group PLC	4,497,810	16,292,993
PepsiCo, Inc.	207,300	24,173,253
		40,466,246
Food & Staples Retailing - 2.2%
CVS Health Corp.	600,000	47,958,000
Sysco Corp.	281,800	14,828,316
		62,786,316
Food Products - 2.2%
Kellogg Co.	224,000	15,232,000
Seaboard Corp.	3,324	14,210,100
The J.M. Smucker Co.	276,921	33,756,670
		63,198,770
Personal Products - 0.7%
Unilever NV (Certificaten Van Aandelen) (Bearer)	323,200	18,835,325
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	241,700	15,035,127
sponsored ADR	153,900	9,621,828
		24,656,955

TOTAL CONSUMER STAPLES		209,943,612

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	397,181	43,368,193
FLEX LNG Ltd. (a)	8,303,700	11,405,529
GasLog Ltd. (b)	321,200	5,861,900
GasLog Partners LP	923,000	22,844,250
Golar LNG Partners LP	829,200	18,665,292
Hoegh LNG Partners LP	548,900	10,785,885
Phillips 66 Co.	294,000	24,622,500
Suncor Energy, Inc.	474,700	15,485,100
Teekay Corp.	1,405,300	13,771,940
Teekay LNG Partners LP	919,415	17,330,973
Teekay Offshore Partners LP	3,451,200	8,938,608
		193,080,170
FINANCIALS - 26.0%
Banks - 11.2%
JPMorgan Chase & Co.	1,158,041	106,308,165
PNC Financial Services Group, Inc.	257,100	33,114,480
SunTrust Banks, Inc.	562,200	32,208,438
U.S. Bancorp	1,059,700	55,930,966
Wells Fargo & Co.	1,622,337	87,508,858
		315,070,907
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	151,300	34,092,429
Consumer Finance - 2.6%
Capital One Financial Corp.	251,382	21,664,101
Discover Financial Services	407,500	24,833,050
Synchrony Financial	914,300	27,721,576
		74,218,727
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	566,031	99,038,444
Insurance - 4.7%
Allstate Corp.	283,400	25,789,400
Chubb Ltd.	188,400	27,593,064
FNF Group	411,220	20,092,209
FNFV Group (a)	369,733	6,377,894
Prudential PLC	932,373	22,750,364
The Travelers Companies, Inc.	231,213	29,616,073
		132,219,004
Mortgage Real Estate Investment Trusts - 2.8%
Agnc Investment Corp.	1,220,899	25,858,641
Annaly Capital Management, Inc.	2,428,695	29,217,201
MFA Financial, Inc.	2,852,664	24,219,117
		79,294,959

TOTAL FINANCIALS		733,934,470

HEALTH CARE - 15.8%
Biotechnology - 3.6%
Amgen, Inc.	379,400	66,209,094
Dyax Corp. rights 12/31/19 (a)	635,500	2,084,440
Shire PLC sponsored ADR	196,105	32,855,432
		101,148,966
Health Care Providers & Services - 4.4%
Aetna, Inc.	145,900	22,513,829
Anthem, Inc.	121,500	22,624,515
Cigna Corp.	264,400	45,889,264
McKesson Corp.	204,800	33,150,976
		124,178,584
Pharmaceuticals - 7.8%
Allergan PLC	217,200	54,806,076
Bayer AG	286,000	36,277,432
Johnson & Johnson	363,108	48,191,694
Sanofi SA sponsored ADR	549,200	26,010,112
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,685,868	54,234,374
		219,519,688

TOTAL HEALTH CARE		444,847,238

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.6%
United Technologies Corp.	390,600	46,313,442
Industrial Conglomerates - 1.5%
General Electric Co.	1,611,800	41,278,198
Machinery - 0.7%
Deere & Co.	148,490	19,048,297
Professional Services - 2.4%
Dun & Bradstreet Corp.	301,600	33,405,216
Nielsen Holdings PLC	784,100	33,724,141
		67,129,357
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	294,000	14,435,400

TOTAL INDUSTRIALS		188,204,694

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,269,418	39,923,196
Harris Corp.	194,400	22,252,968
Juniper Networks, Inc.	572,000	15,987,400
		78,163,564
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	286,202	23,007,779
Internet Software & Services - 3.4%
Alphabet, Inc. Class A (a)	61,600	58,242,800
comScore, Inc. (a)	545,100	16,364,447
VeriSign, Inc. (a)(b)	224,400	22,702,548
		97,309,795
IT Services - 2.1%
Amdocs Ltd.	276,747	18,589,096
Cognizant Technology Solutions Corp. Class A	303,400	21,031,688
The Western Union Co.	936,200	18,489,950
		58,110,734
Semiconductors & Semiconductor Equipment - 0.8%
Lattice Semiconductor Corp. (a)	413,800	2,880,048
NXP Semiconductors NV (a)	171,200	18,888,496
		21,768,544
Software - 0.3%
Oracle Corp.	192,413	9,607,181
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	283,500	42,164,955

TOTAL INFORMATION TECHNOLOGY		330,132,552

MATERIALS - 3.1%
Chemicals - 1.7%
LyondellBasell Industries NV Class A	300,600	27,081,054
Monsanto Co.	169,800	19,836,036
		46,917,090
Containers & Packaging - 1.4%
Ball Corp.	510,900	21,406,710
Graphic Packaging Holding Co.	1,466,600	19,344,454
		40,751,164

TOTAL MATERIALS		87,668,254

REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	711,600	27,033,684
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	970,100	46,952,840
UTILITIES - 4.1%
Electric Utilities - 3.8%
Exelon Corp.	1,092,100	41,871,114
PPL Corp.	696,500	26,696,845
Xcel Energy, Inc.	810,800	38,358,948
		106,926,907
Gas Utilities - 0.3%
WGL Holdings, Inc.	107,000	9,172,040

TOTAL UTILITIES		116,098,947

TOTAL COMMON STOCKS
(Cost $2,369,112,330)		2,682,066,660

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd. 7%
(Cost $15,659,700)	27,005	15,630,494

Money Market Funds - 10.3%
Fidelity Cash Central Fund, 1.11% (c)	267,773,145	267,826,700
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	23,731,550	23,733,923
TOTAL MONEY MARKET FUNDS
(Cost $291,541,717)		291,560,623
TOTAL INVESTMENT PORTFOLIO - 105.9%
(Cost $2,676,313,747)		2,989,257,777
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(167,540,930)
NET ASSETS - 100%		$2,821,716,847

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$976,171
Fidelity Securities Lending Cash Central Fund	160,605
Total	$1,136,776

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$304,170,199	$304,170,199	$--	$--
Consumer Staples	209,943,612	176,073,160	33,870,452	--
Energy	193,080,170	193,080,170	--	--
Financials	733,934,470	711,184,106	22,750,364	--
Health Care	460,477,732	442,762,798	15,630,494	2,084,440
Industrials	188,204,694	188,204,694	--	--
Information Technology	330,132,552	330,132,552	--	--
Materials	87,668,254	87,668,254	--	--
Real Estate	27,033,684	27,033,684	--	--
Telecommunication Services	46,952,840	46,952,840	--	--
Utilities	116,098,947	116,098,947	--	--
Money Market Funds	291,560,623	291,560,623	--	--
Total Investments in Securities:	$2,989,257,777	$2,914,922,027	$72,251,310	$2,084,440

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.8%
Marshall Islands	3.3%
Netherlands	2.9%
Ireland	2.6%
United Kingdom	2.5%
Israel	2.5%
Switzerland	1.8%
Canada	1.7%
France	1.6%
Germany	1.3%
Bailiwick of Jersey	1.2%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (including securities loaned of $22,925,516) — See accompanying schedule: Unaffiliated issuers (cost $2,384,772,030)	$2,697,697,154
Fidelity Central Funds (cost $291,541,717)	291,560,623
Total Investments (cost $2,676,313,747)		$2,989,257,777
Receivable for fund shares sold		2,514,105
Dividends receivable		2,211,949
Distributions receivable from Fidelity Central Funds		146,228
Other receivables		12,038
Total assets		2,994,142,097
Liabilities
Payable to custodian bank	$695
Payable for investments purchased	134,328,289
Payable for fund shares redeemed	12,532,315
Accrued management fee	1,343,516
Other affiliated payables	440,372
Other payables and accrued expenses	47,263
Collateral on securities loaned	23,732,800
Total liabilities		172,425,250
Net Assets		$2,821,716,847
Net Assets consist of:
Paid in capital		$2,465,188,686
Undistributed net investment income		15,946,340
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,620,817
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		312,961,004
Net Assets		$2,821,716,847
Value Discovery:
Net Asset Value, offering price and redemption price per share ($2,708,049,125 ÷ 96,369,101 shares)		$28.10
Class K:
Net Asset Value, offering price and redemption price per share ($113,667,722 ÷ 4,043,253 shares)		$28.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Dividends		$48,048,347
Interest		602
Income from Fidelity Central Funds		1,136,776
Total income		49,185,725
Expenses
Management fee
Basic fee	$12,297,144
Performance adjustment	(188,624)
Transfer agent fees	3,576,464
Accounting and security lending fees	683,184
Custodian fees and expenses	50,988
Independent trustees' fees and expenses	8,744
Registration fees	118,455
Audit	51,219
Legal	8,922
Miscellaneous	17,866
Total expenses before reductions	16,624,362
Expense reductions	(19,201)	16,605,161
Net investment income (loss)		32,580,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,842,883
Redemption in-kind with affiliated entities	79,326,353
Fidelity Central Funds	7,391
Foreign currency transactions	72,100
Futures contracts	(164,544)
Total net realized gain (loss)		133,084,183
Change in net unrealized appreciation (depreciation) on: Investment securities	205,423,283
Assets and liabilities in foreign currencies	15,701
Total change in net unrealized appreciation (depreciation)		205,438,984
Net gain (loss)		338,523,167
Net increase (decrease) in net assets resulting from operations		$371,103,731

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,580,564	$24,620,028
Net realized gain (loss)	133,084,183	(25,059,512)
Change in net unrealized appreciation (depreciation)	205,438,984	26,981,029
Net increase (decrease) in net assets resulting from operations	371,103,731	26,541,545
Distributions to shareholders from net investment income	(23,479,663)	(29,737,484)
Distributions to shareholders from net realized gain	(411,905)	(18,889,095)
Total distributions	(23,891,568)	(48,626,579)
Share transactions - net increase (decrease)	539,346,673	555,360,338
Total increase (decrease) in net assets	886,558,836	533,275,304
Net Assets
Beginning of period	1,935,158,011	1,401,882,707
End of period	$2,821,716,847	$1,935,158,011
Other Information
Undistributed net investment income end of period	$15,946,340	$10,520,477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.16	$24.99	$23.32	$19.93	$15.62
Income from Investment Operations
Net investment income (loss)A	.38	.34	.66B	.31	.29
Net realized and unrealized gain (loss)	3.86	(.38)C	1.35	3.34	4.29
Total from investment operations	4.24	(.04)	2.01	3.65	4.58
Distributions from net investment income	(.29)	(.47)	(.32)	(.26)	(.27)
Distributions from net realized gain	(.01)	(.32)	(.02)	–	–
Total distributions	(.30)	(.79)	(.34)	(.26)	(.27)
Net asset value, end of period	$28.10	$24.16	$24.99	$23.32	$19.93
Total ReturnD	17.70%	.05%	8.68%	18.52%	29.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.86%	.84%	.80%	.74%
Expenses net of fee waivers, if any	.75%	.86%	.84%	.80%	.74%
Expenses net of all reductions	.75%	.86%	.84%	.80%	.73%
Net investment income (loss)	1.44%	1.46%	2.69%B	1.44%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$2,708,049	$1,712,212	$1,205,423	$686,767	$454,974
Portfolio turnover rateG	32%H	41%	45%	58%	55%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund Class K

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$24.99	$23.32	$19.93	$15.62
Income from Investment Operations
Net investment income (loss)A	.41	.38	.69B	.34	.32
Net realized and unrealized gain (loss)	3.86	(.38)C	1.34	3.34	4.29
Total from investment operations	4.27	–D	2.03	3.68	4.61
Distributions from net investment income	(.32)	(.50)	(.34)	(.29)	(.30)
Distributions from net realized gain	(.01)	(.32)	(.02)	–	–
Total distributions	(.33)	(.82)	(.36)	(.29)	(.30)
Net asset value, end of period	$28.11	$24.17	$24.99	$23.32	$19.93
Total ReturnE	17.82%	.24%	8.80%	18.71%	29.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%	.70%	.71%	.66%	.57%
Expenses net of fee waivers, if any	.63%	.70%	.71%	.66%	.57%
Expenses net of all reductions	.63%	.70%	.71%	.66%	.56%
Net investment income (loss)	1.56%	1.62%	2.82%B	1.58%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$113,668	$222,946	$196,460	$114,246	$71,212
Portfolio turnover rateH	32%I	41%	45%	58%	55%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$362,665,606
Gross unrealized depreciation	(50,855,805)
Net unrealized appreciation (depreciation) on securities	$311,809,801
Tax Cost	$2,677,447,976

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$31,333,175
Undistributed long-term capital gain	$13,374,270
Net unrealized appreciation (depreciation) on securities and other investments	$311,820,716

The tax character of distributions paid was as follows:

	July 31, 2017	July 31, 2016
Ordinary Income	$23,891,568	$ 30,651,336
Long-term Capital Gains	–	17,975,243
Total	$23,891,568	$ 48,626,579

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(164,544) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,537,016,202 and $688,498,322, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Value Discovery	$3,492,907.17
Class K	83,557.05
	$3,576,464

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30,588 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 10,568,389 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $296,760,364. The net realized gain of $79,326,353 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,043 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $160,605, including $761 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,165.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
From net investment income
Value Discovery	$21,711,684	$24,729,091
Class K	1,767,979	5,008,393
Total	$23,479,663	$29,737,484
From net realized gain
Value Discovery	$386,628	$15,694,244
Class K	25,277	3,194,851
Total	$411,905	$18,889,095

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Value Discovery
Shares sold	42,512,937	39,797,389	$1,119,827,793	$921,588,433
Reinvestment of distributions	841,053	1,708,415	21,118,287	38,743,773
Shares redeemed	(17,858,879)	(18,870,552)	(463,345,362)	(437,632,015)
Net increase (decrease)	25,495,111	22,635,252	$677,600,718	$522,700,191
Class K
Shares sold	11,452,291	5,204,370	$310,987,862	$118,930,615
Reinvestment of distributions	71,873	361,938	1,793,256	8,203,244
Shares redeemed	(16,704,580)(a)	(4,203,390)	(451,035,163)(a)	(94,473,712)
Net increase (decrease)	(5,180,416)	1,362,918	$(138,254,045)	$32,660,147

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery Fund as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Value Discovery	.74%
Actual		$1,000.00	$1,067.60	$3.79
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class K	.62%
Actual		$1,000.00	$1,068.40	$3.18
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Discovery Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Value Discovery Fund
Value Discovery	09/11/17	09/08/17	$0.133	$0.242
Class K	09/11/17	09/08/17	$0.139	$0.242

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $13,374,270, or, if subsequently determined to be different, the net capital gain of such year.

Value Discovery designates 100% and 91%; and Class K designates 99% and 85%; of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Value Discovery and Class K designate 100% of the dividends distributed in September and December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Value Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Value Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Low-Priced Stock K6 Fund Annual Report July 31, 2017

Contents

Note to Shareholders
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

On August 16, 2017, the Equity and High Income Board of Trustees approved a change to the investment policies of Fidelity’s Low-Priced Stock strategies. The change, effective on or about November 7, 2017, expands the definition of “low-priced stocks.” Previously, low-priced stocks were defined as those priced at or below $35 per share. This definition will be expanded to include stocks with an earnings yield at or above the median for the Russell 2000® Index, as well as those priced at or below $35 per share. Earnings yield represents a stock’s earnings per share for the most recent 12 months divided by current price per share. We believe the expanded definition will better reflect the portfolio managers’ investment process and provide greater flexibility while remaining faithful to the fund name. No changes to the investment process and portfolio characteristics are expected.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

% of fund's net assets
UnitedHealth Group, Inc.	5.6
Best Buy Co., Inc.	3.1
Ross Stores, Inc.	2.6
Metro, Inc. Class A (sub. vtg.)	2.5
Seagate Technology LLC	2.4
Unum Group	2.3
Next PLC	2.0
Aetna, Inc.	2.0
Barratt Developments PLC	1.8
ANSYS, Inc.	1.5
25.8

Top Five Market Sectors as of July 31, 2017

% of fund's net assets
Consumer Discretionary	23.9
Information Technology	16.2
Health Care	12.5
Financials	11.9
Consumer Staples	9.3

Asset Allocation (% of fund's net assets)

As of July 31, 2017 *
Stocks	88.5%
Short-Term Investments and Net Other Assets (Liabilities)	11.5%

 * Foreign investments - 41.3%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
CONSUMER DISCRETIONARY - 23.9%
Auto Components - 1.0%
Adient PLC	6,335	$414,752
ASTI Corp.	13,000	71,341
Cooper Tire & Rubber Co.	302	11,038
ElringKlinger AG	10,155	177,197
G-Tekt Corp.	1,000	19,402
Gentex Corp.	34,887	593,777
Gentherm, Inc. (a)	1,707	57,099
Hertz Global Holdings, Inc. (a)	500	6,835
Hi-Lex Corp.	19,200	501,922
Murakami Corp.	10,700	230,606
Nippon Seiki Co. Ltd.	36,000	690,644
Piolax, Inc.	34,000	940,632
S&T Holdings Co. Ltd.	60	884
Samsung Climate Control Co. Ltd.	35	397
Shoei Co. Ltd.	2,400	68,792
SJM Co. Ltd.	50	259
Strattec Security Corp.	4,123	146,367
Sungwoo Hitech Co. Ltd.	132	842
TBK Co. Ltd.	12,600	56,803
The Goodyear Tire & Rubber Co.	604	19,032
Yachiyo Industry Co. Ltd.	12,300	142,474
Yutaka Giken Co. Ltd.	16,700	382,338
		4,533,433
Distributors - 0.2%
Central Automotive Products Ltd.	1,000	14,114
Chori Co. Ltd.	5,800	107,588
Nakayamafuku Co. Ltd.	13,700	97,799
PALTAC Corp.	1,600	58,053
SPK Corp.	3,400	90,146
Uni-Select, Inc.	22,533	525,936
		893,636
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	7,942	169,165
Clip Corp.	3,700	30,877
Collectors Universe, Inc.	2,411	59,986
Cross-Harbour Holdings Ltd.	32,000	48,589
Houghton Mifflin Harcourt Co. (a)	16,672	199,230
Meiko Network Japan Co. Ltd.	11,400	162,761
Service Corp. International	2,008	69,738
ServiceMaster Global Holdings, Inc. (a)	5,023	220,811
Shingakukai Co. Ltd.	2,000	10,558
Step Co. Ltd.	14,600	193,351
Weight Watchers International, Inc. (a)	54,001	1,934,316
		3,099,382
Hotels, Restaurants & Leisure - 0.6%
Ark Restaurants Corp.	2,615	59,465
Bojangles', Inc. (a)	1,408	18,726
BRONCO BILLY Co. Ltd.	600	14,782
Create Restaurants Holdings, Inc.	14,200	145,162
El Pollo Loco Holdings, Inc. (a)	1,307	16,991
Flanigans Enterprises, Inc.	1,006	26,961
Greggs PLC	11,262	163,450
Hiday Hidaka Corp.	29,400	785,636
Ibersol SGPS SA	8,345	141,366
ILG, Inc.	8,339	221,067
Intralot SA (a)	17,198	24,024
Koshidaka Holdings Co. Ltd.	2,500	67,894
Kura Corp. Ltd.	1,300	65,445
Monarch Casino & Resort, Inc. (a)	500	16,545
Nagacorp Ltd.	6,000	3,649
Ohsho Food Service Corp.	2,700	105,066
Sportscene Group, Inc. Class A (a)	4,525	23,773
St. Marc Holdings Co. Ltd.	12,700	397,433
The Monogatari Corp.	2,800	146,292
The Restaurant Group PLC	88,783	391,717
TORIDOLL Holdings Corp.	1,200	33,634
		2,869,078
Household Durables - 4.0%
Abbey PLC	24,232	403,036
Barratt Developments PLC	986,972	8,015,108
Bellway PLC	53,491	2,251,375
D.R. Horton, Inc.	41,324	1,474,854
Dorel Industries, Inc. Class B (sub. vtg.)	36,197	956,350
Emak SpA	59,926	112,086
First Juken Co. Ltd.	19,100	274,256
GUD Holdings Ltd.	3,383	32,341
Helen of Troy Ltd. (a)	25,343	2,553,307
Henry Boot PLC	44,442	177,669
Iida Group Holdings Co. Ltd.	2,900	49,585
M/I Homes, Inc.	2,512	65,161
NACCO Industries, Inc. Class A	2,413	158,293
P&F Industries, Inc. Class A	4,323	26,068
PulteGroup, Inc.	6,430	157,021
Q.E.P. Co., Inc. (a)	402	10,613
Sanei Architecture Planning Co. Ltd.	16,400	292,610
Stanley Furniture Co., Inc.	3,827	4,822
Taylor Morrison Home Corp. (a)	5,322	120,384
Token Corp.	8,700	1,107,179
Toll Brothers, Inc.	1,507	58,155
		18,300,273
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd.	99,100	1,140,713
Liberty Interactive Corp. QVC Group Series A (a)	14,663	351,032
		1,491,745
Leisure Products - 0.3%
Accell Group NV	24,300	741,021
Amer Group PLC (A Shares)	2,109	56,674
Kabe Husvagnar AB (B Shares)	3,821	99,858
Mars Engineering Corp.	7,200	142,635
Mattel, Inc.	5,324	106,586
Miroku Corp.	10,000	43,993
Vista Outdoor, Inc. (a)	604	13,946
		1,204,713
Media - 0.9%
Cinderella Media Group Ltd. (a)	216,000	91,811
Corus Entertainment, Inc. Class B (non-vtg.)	8,044	89,295
Discovery Communications, Inc. Class A (a)	23,125	568,875
Gannett Co., Inc.	17,894	160,509
Gray Television, Inc. (a)	4,620	68,838
Harte-Hanks, Inc. (a)	10,155	9,800
Hyundai HCN	191	713
Informa PLC	5,563	51,048
Intage Holdings, Inc.	22,700	464,110
Interpublic Group of Companies, Inc.	6,027	130,243
Ipsos SA	101	3,488
ITE Group PLC	1,200	2,854
Lions Gate Entertainment Corp. Class B (a)	1,908	52,489
Live Nation Entertainment, Inc. (a)	7,032	262,083
MSG Network, Inc. Class A (a)	3,316	70,962
Pico Far East Holdings Ltd.	250,000	103,062
Proto Corp.	3,200	50,041
RKB Mainichi Broadcasting Corp.	600	27,484
Saga Communications, Inc. Class A	5,027	195,299
Salem Communications Corp. Class A	2,009	14,364
Sky Network Television Ltd.	79,886	198,581
STW Group Ltd.	56,026	51,544
Tegna, Inc.	15,892	235,678
Television Broadcasts Ltd.	47,100	172,461
TOW Co. Ltd.	25,000	199,556
TVA Group, Inc. Class B (non-vtg.) (a)	42,230	114,826
Twenty-First Century Fox, Inc.:
Class A	11,049	321,526
Class B	603	17,300
Viacom, Inc. Class B (non-vtg.)	7,235	252,646
WOWOW INC.	2,500	72,679
		4,054,165
Multiline Retail - 2.2%
Lifestyle China Group Ltd. (a)	465,000	190,505
Lifestyle International Holdings Ltd.	484,500	662,475
Next PLC	179,000	9,328,818
Watts Co. Ltd.	15,300	200,678
		10,382,476
Specialty Retail - 12.5%
Aarons, Inc. Class A	1,808	83,674
Abercrombie & Fitch Co. Class A	67,970	668,825
Adastria Co. Ltd.	3,700	92,496
AT-Group Co. Ltd.	15,000	380,970
AutoCanada, Inc.	2,612	42,069
AutoZone, Inc. (a)	10,155	5,481,872
Bed Bath & Beyond, Inc.	119,510	3,573,349
Best Buy Co., Inc.	245,002	14,293,417
BMTC Group, Inc.	53,800	507,038
Bonia Corp. Bhd	200	27
Bonjour Holdings Ltd.	52,000	2,497
Buffalo Co. Ltd.	1,300	10,412
Cars.com, Inc. (a)	5,830	141,669
Cash Converters International Ltd.	301,616	79,627
Chico's FAS, Inc.	18,386	168,232
Delek Automotive Systems Ltd.	10,055	83,151
DSW, Inc. Class A	58,413	1,053,771
Dunelm Group PLC	8,848	70,278
Ff Group (a)	59,624	1,429,304
Fourlis Holdings SA	3,821	26,235
GameStop Corp. Class A	129,216	2,802,695
GNC Holdings, Inc. Class A	11,008	104,686
Goldlion Holdings Ltd.	300,000	130,973
Guess?, Inc.	68,110	889,517
Halfords Group PLC	16,389	72,050
Hibbett Sports, Inc. (a)	45	702
Hour Glass Ltd.	112,000	55,374
IA Group Corp.	8,000	48,764
JB Hi-Fi Ltd.	1,449	30,151
John David Group PLC	108,037	510,165
Jumbo SA	136,200	2,281,455
K's Holdings Corp.	45,000	904,531
Ku Holdings Co. Ltd.	11,700	106,233
Kyoto Kimono Yuzen Co. Ltd.	3,300	27,808
Le Chateau, Inc. Class A (sub. vtg.) (a)	11,298	1,087
Leon's Furniture Ltd.	2,514	36,377
Lewis Group Ltd.	14,680	34,297
Mr. Bricolage SA	11,700	220,222
Nafco Co. Ltd.	26,300	417,241
Office Depot, Inc.	17,936	105,284
Pal Group Holdings Co. Ltd.	11,000	351,717
Ross Stores, Inc.	212,155	11,736,415
Sa Sa International Holdings Ltd.	44,000	16,167
Sacs Bar Holdings, Inc.	5,000	55,014
Sally Beauty Holdings, Inc. (a)	11,736	237,419
Second Chance Properties Ltd.	24,600	4,629
Second Chance Properties Ltd. warrants 1/23/20 (a)	100	1
Sonic Automotive, Inc. Class A (sub. vtg.)	14,278	259,146
Staples, Inc.	280,315	2,845,197
The Buckle, Inc.	61,535	1,052,249
Urban Outfitters, Inc. (a)	45,849	898,182
USS Co. Ltd.	92,600	1,870,563
Vitamin Shoppe, Inc. (a)	9,350	102,850
Workman Co. Ltd.	30,200	917,683
Zumiez, Inc. (a)	3,818	48,489
		57,364,246
Textiles, Apparel & Luxury Goods - 1.2%
Anta Sports Products Ltd.	9,000	30,880
Best Pacific International Holdings Ltd.	64,000	34,987
Coach, Inc.	12,926	609,332
Daphne International Holdings Ltd. (a)	12,000	1,075
Deckers Outdoor Corp. (a)	3	195
Embry Holdings Ltd.	29,000	9,282
Emerald Expositions Events, Inc.	2,109	48,275
Fossil Group, Inc. (a)	26,517	298,316
G-III Apparel Group Ltd. (a)	28	729
Geox SpA	35	139
Gerry Weber International AG (Bearer)	603	7,702
Gildan Activewear, Inc.	100,953	3,042,153
Handsome Co. Ltd.	149	4,803
JLM Couture, Inc. (a)	2,212	6,716
McRae Industries, Inc.	301	9,933
Michael Kors Holdings Ltd. (a)	1,608	58,596
Movado Group, Inc.	3,118	76,703
Portico International Holdings (a)	139,500	46,972
Steven Madden Ltd. (a)	10,145	415,945
Sun Hing Vision Group Holdings Ltd.	270,000	108,542
Texwinca Holdings Ltd.	680,000	412,659
Vera Bradley, Inc. (a)	51	514
Victory City International Holdings Ltd.	1,236,000	41,934
Wolverine World Wide, Inc.	3,114	87,815
Youngone Corp.	35	1,025
Youngone Holdings Co. Ltd.	19	913
Yue Yuen Industrial (Holdings) Ltd.	69,500	286,958
		5,643,093

TOTAL CONSUMER DISCRETIONARY		109,836,240

CONSUMER STAPLES - 9.3%
Beverages - 1.4%
A.G. Barr PLC	42,029	332,718
Baron de Ley SA (a)	1,810	233,552
Beluga Group Pjsc (a)	1,160	11,680
Britvic PLC	87,700	826,179
C&C Group PLC	32,175	116,552
Jinro Distillers Co. Ltd.	3	89
Monster Beverage Corp. (a)	91,699	4,837,122
Olvi PLC (A Shares)	1,304	45,893
Spritzer Bhd	400	221
Stock Spirits Group PLC	1,307	2,819
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	200	509
		6,407,334
Food & Staples Retailing - 5.5%
Amsterdam Commodities NV	1,910	56,753
Aoki Super Co. Ltd.	3,000	36,954
Belc Co. Ltd.	23,000	1,045,217
Cosmos Pharmaceutical Corp.	16,100	3,428,981
Create SD Holdings Co. Ltd.	75,200	1,903,789
Daikokutenbussan Co. Ltd.	7,900	391,972
Dong Suh Companies, Inc.	122	3,219
Genky Stores, Inc.	10,100	376,992
Halows Co. Ltd.	17,700	382,434
Kroger Co.	32,647	800,504
Kusuri No Aoki Holdings Co. Ltd.	11,300	622,169
Majestic Wine PLC	40,848	172,329
MARR SpA	3,217	82,335
McColl's Retail Group PLC	20,282	62,485
Medical System Network Co. Ltd.	900	3,935
Metro, Inc. Class A (sub. vtg.)	335,100	11,350,530
North West Co., Inc.	1,306	31,991
Performance Food Group Co. (a)	1,907	54,922
Qol Co. Ltd.	25,300	408,720
Retail Partners Co. Ltd.	6,000	63,350
Sligro Food Group NV	9,663	437,544
Sundrug Co. Ltd.	44,100	1,644,075
Tesco PLC (a)	141,470	325,154
Total Produce PLC	121,964	314,029
United Natural Foods, Inc. (a)	15,700	604,921
Valor Holdings Co. Ltd.	6,600	149,307
Yaoko Co. Ltd.	13,200	569,931
		25,324,542
Food Products - 2.2%
Aryzta AG	19,287	619,929
Astral Foods Ltd.	1,324	14,536
Bakkafrost	6	236
Cranswick PLC	8,345	319,522
Dean Foods Co.	4,812	72,180
Devro PLC	33,683	95,993
Food Empire Holdings Ltd.	553,000	269,328
Fresh Del Monte Produce, Inc.	66,100	3,402,167
Hilton Food Group PLC	8,000	71,300
Japan Meat Co. Ltd.	4,000	65,817
Lamb Weston Holdings, Inc.	603	26,520
Lifeway Foods, Inc. (a)	3,013	27,629
Mitsui Sugar Co. Ltd.	4,800	145,857
Nam Yang Dairy Products	1	654
Natori Co. Ltd.	2,200	40,909
Omega Protein Corp.	8,734	139,744
Origin Enterprises PLC	125,579	978,186
Pacific Andes International Holdings Ltd. (a)	1,400,000	33,075
Pacific Andes Resources Development Ltd. (a)	2,650,500	43,029
Pickles Corp.	1,400	20,610
President Rice Products PCL	16,500	29,503
Rocky Mountain Chocolate Factory, Inc.	5,932	70,531
S Foods, Inc.	5,400	201,315
Seaboard Corp.	503	2,150,325
Select Harvests Ltd.	60,605	237,572
The Hain Celestial Group, Inc. (a)	16,569	740,800
Want Want China Holdings Ltd.	215,000	145,337
		9,962,604
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,707	52,507
Personal Products - 0.2%
Asaleo Care Ltd.	1,088	1,158
Coty, Inc. Class A	7,132	146,063
Natural Alternatives International, Inc. (a)	903	9,030
Nutraceutical International Corp.	12,970	542,146
Sarantis SA	27,200	396,052
		1,094,449
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	22	7,419

TOTAL CONSUMER STAPLES		42,848,855

ENERGY - 2.8%
Energy Equipment & Services - 0.9%
AKITA Drilling Ltd. Class A (non-vtg.)	20,110	116,781
Atwood Oceanics, Inc. (a)	95,419	749,993
Bristow Group, Inc.	6,332	46,667
Cathedral Energy Services Ltd. (a)	18,099	14,517
Divestco, Inc. (a)	39,716	2,548
Fugro NV (Certificaten Van Aandelen) (a)	21,618	347,275
Geospace Technologies Corp. (a)	15,685	241,392
Gulfmark Offshore, Inc. Class A (a)	34,689	5,377
John Wood Group PLC	8,235	66,332
Nabors Industries Ltd.	10,246	78,997
National Oilwell Varco, Inc.	302	9,878
Oceaneering International, Inc.	3,201	82,106
Oil States International, Inc. (a)	32,172	799,474
PHX Energy Services Corp. (a)	18,702	30,901
Precision Drilling Corp. (a)	2,514	7,300
Prosafe ASA (a)	2,514	9,752
RigNet, Inc. (a)	808	15,312
Shinko Plantech Co. Ltd.	16,000	136,859
Solstad Offshore ASA (a)	28,153	33,728
Total Energy Services, Inc.	28,053	272,261
Unit Corp. (a)	59,021	1,061,198
		4,128,648
Oil, Gas & Consumable Fuels - 1.9%
Adams Resources & Energy, Inc.	1,810	68,762
Beach Energy Ltd.	177,569	96,598
Boardwalk Pipeline Partners, LP	9,041	151,346
Bonavista Energy Corp.	3,821	9,593
Contango Oil & Gas Co. (a)	26,946	161,676
Denbury Resources, Inc. (a)	103,564	151,203
Enagas SA	1,268	35,853
Eni SpA	100,245	1,587,193
Fuji Kosan Co. Ltd.	8,700	46,402
Hankook Shell Oil Co. Ltd.	4	1,472
HollyFrontier Corp.	1,307	37,694
International Seaways, Inc. (a)	302	6,889
James Fisher and Sons PLC	1,406	29,125
Marathon Oil Corp.	39,614	484,479
Murphy Oil Corp.	102,357	2,720,649
Newfield Exploration Co. (a)	4,521	129,888
Star Petroleum Refining PCL	83,500	38,643
Tesoro Corp.	16,694	1,661,554
Thai Oil PCL (For. Reg.)	5,000	12,884
Uehara Sei Shoji Co. Ltd.	11,000	71,341
Whitecap Resources, Inc.	5,624	41,546
Whiting Petroleum Corp. (a)	2,610	13,703
World Fuel Services Corp.	25,537	825,867
WPX Energy, Inc. (a)	12,357	133,208
		8,517,568

TOTAL ENERGY		12,646,216

FINANCIALS - 11.9%
Banks - 1.2%
ACNB Corp.	1,508	42,903
Associated Banc-Corp.	5,222	125,067
Bank Ireland Group PLC (a)	152,727	1,274,627
Bank of America Corp.	1,908	46,021
Bar Harbor Bankshares	703	19,607
Boston Private Financial Holdings, Inc.	2,812	43,164
Camden National Corp.	800	33,600
Cathay General Bancorp	9,680	362,516
Central Pacific Financial Corp.	1,908	59,014
Central Valley Community Bancorp	1,808	39,740
Codorus Valley Bancorp, Inc.	8,646	241,742
CVB Financial Corp.	1,808	38,944
Dah Sing Banking Group Ltd.	22,400	48,007
Dimeco, Inc.	302	16,459
East West Bancorp, Inc.	1,307	74,473
First Bancorp, Puerto Rico (a)	96,417	565,004
First West Virginia Bancorp, Inc.	505	10,555
Hope Bancorp, Inc.	8,356	147,316
Huntington Bancshares, Inc.	6,931	91,836
Investors Bancorp, Inc.	2,615	34,727
KeyCorp	4,921	88,775
LCNB Corp.	5,820	116,691
Northrim Bancorp, Inc.	1,508	43,958
Norwood Financial Corp.	2,012	86,194
OFG Bancorp	4,564	45,868
Popular, Inc.	17,400	733,236
Regions Financial Corp.	2,712	39,595
SpareBank 1 SR-Bank ASA (primary capital certificate)	16,842	168,145
Sparebanken More (primary capital certificate)	2,816	89,893
Sparebanken Nord-Norge	31,672	236,648
Trico Bancshares	6,634	244,795
United Community Bank, Inc.	1,608	44,638
Van Lanschot NV (Bearer)	14,376	426,564
		5,680,322
Capital Markets - 0.6%
AllianceBernstein Holding LP	8,141	201,490
Ares Capital Corp.	45	738
Banca Generali SpA	1,606	57,035
Carlyle Group LP	905	18,553
Close Brothers Group PLC	1,809	36,757
Cowen Group, Inc. Class A (a)	7,941	127,056
Federated Investors, Inc. Class B (non-vtg.)	5,727	165,109
Franklin Resources, Inc.	13,473	603,321
Greenhill & Co., Inc.	2,813	52,041
Invesco Ltd.	1,707	59,352
Lazard Ltd. Class A	3,822	178,526
State Street Corp.	2,915	271,765
Tullett Prebon PLC	7,632	49,029
Waddell & Reed Financial, Inc. Class A	38,784	801,665
		2,622,437
Consumer Finance - 0.7%
Aeon Credit Service (Asia) Co. Ltd.	174,000	132,770
Ally Financial, Inc.	4,019	90,990
H&T Group PLC	7,340	27,939
Nicholas Financial, Inc. (a)	4,826	41,504
Santander Consumer U.S.A. Holdings, Inc. (a)	51,480	659,459
Synchrony Financial	74,802	2,267,997
		3,220,659
Diversified Financial Services - 0.4%
Far East Horizon Ltd.	33,000	28,138
Leucadia National Corp.	1,406	36,598
Ricoh Leasing Co. Ltd.	10,500	367,160
Scandinavian Tobacco Group A/S	26,719	431,264
Varex Imaging Corp. (a)	1,300	40,105
Voya Financial, Inc.	18,324	719,034
		1,622,299
Insurance - 8.1%
AEGON NV	650,943	3,648,831
AFLAC, Inc.	3,819	304,565
April	31,200	480,149
ASR Nederland NV	7,641	289,001
Assurant, Inc.	39,821	4,191,957
Aub Group Ltd.	3,233	33,365
Axis Capital Holdings Ltd.	51,200	3,306,496
CNO Financial Group, Inc.	2,009	45,966
FBD Holdings PLC (a)	2,000	20,006
FNF Group	900	43,974
Genworth Financial, Inc. Class A (a)	94,113	322,808
Great-West Lifeco, Inc.	603	17,209
Hartford Financial Services Group, Inc.	34,689	1,907,895
Hiscox Ltd.	3,113	53,313
Hyundai Fire & Marine Insurance Co. Ltd.	6	243
James River Group Holdings Ltd.	4,212	169,154
Lincoln National Corp.	71,427	5,218,457
MetLife, Inc.	55	3,025
National Western Life Group, Inc.	1,709	575,232
NN Group NV	15,732	638,601
Primerica, Inc.	2,311	187,307
RenaissanceRe Holdings Ltd.	29,100	4,275,081
Sony Financial Holdings, Inc.	35,400	613,628
Torchmark Corp.	3,110	245,597
Universal Insurance Holdings, Inc.	2,210	52,709
Unum Group	207,010	10,377,411
		37,021,980
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	197,274	2,373,206
MFA Financial, Inc.	4,218	35,811
		2,409,017
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	1,500	22,967
Genworth MI Canada, Inc.	54,698	1,595,642
Genworth Mortgage Insurance Ltd.	84,428	203,303
Meridian Bancorp, Inc. Maryland	3,316	58,527
Nationstar Mortgage Holdings, Inc. (a)	7,237	129,036
		2,009,475

TOTAL FINANCIALS		54,586,189

HEALTH CARE - 12.5%
Biotechnology - 1.3%
Amgen, Inc.	33,985	5,930,722
Myriad Genetics, Inc. (a)	1,307	31,721
		5,962,443
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	3,780	66,437
Arts Optical International Holdings Ltd.	314,000	112,160
Atrion Corp.	101	63,852
Boston Scientific Corp. (a)	4,824	128,415
Exactech, Inc. (a)	2,014	58,708
Hoshiiryou Sanki Co. Ltd.	4,100	156,755
Huvitz Co. Ltd.	3	35
Integer Holdings Corp. (a)	201	9,206
Nakanishi, Inc.	8,500	356,592
Prim SA	19,607	256,015
ResMed, Inc.	1,306	100,719
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	12,000	9,679
Supermax Corp. Bhd	1,700	762
Techno Medica Co. Ltd.	500	8,858
Top Glove Corp. Bhd	100	134
Utah Medical Products, Inc.	4,826	333,477
Zimmer Biomet Holdings, Inc.	13,173	1,598,148
		3,259,952
Health Care Providers & Services - 9.4%
Aetna, Inc.	58,016	8,952,449
Almost Family, Inc. (a)	6,442	318,557
Anthem, Inc.	25,439	4,736,996
DVx, Inc.	9,500	108,576
Hanger, Inc. (a)	34,100	395,560
LHC Group, Inc. (a)	8,656	501,182
Lifco AB	8,144	271,440
Medica Sur SA de CV	4,625	10,262
MEDNAX, Inc. (a)	2,312	108,618
Premier, Inc. (a)	1,900	66,310
Ship Healthcare Holdings, Inc.	1,700	52,274
Sigma Healthcare Ltd.	51,403	39,478
The Ensign Group, Inc.	3,221	72,054
Tokai Corp.	2,300	101,705
Triple-S Management Corp. (a)	24,900	385,452
Tsukui Corp.	12,400	75,359
U.S. Physical Therapy, Inc.	603	38,049
United Drug PLC (United Kingdom)	79,868	892,550
UnitedHealth Group, Inc.	134,338	25,767,357
WIN-Partners Co. Ltd.	34,100	432,726
		43,326,954
Health Care Technology - 0.1%
Addlife AB	5,200	107,236
Computer Programs & Systems, Inc.	1,910	58,542
HMS Holdings Corp. (a)	2,109	42,349
ND Software Co. Ltd.	16,500	171,368
Pharmagest Interactive	127	6,292
		385,787
Life Sciences Tools & Services - 0.0%
Bruker Corp.	1,707	48,957
VWR Corp. (a)	2,000	66,000
		114,957
Pharmaceuticals - 1.0%
Akorn, Inc. (a)	1,205	40,512
Daewoong Co. Ltd.	25	338
Dawnrays Pharmaceutical Holdings Ltd.	152,000	91,463
DepoMed, Inc. (a)	1,405	14,486
DongKook Pharmaceutical Co. Ltd.	44	2,365
Fuji Pharma Co. Ltd.	5,100	174,634
Genomma Lab Internacional SA de CV (a)	52,454	67,444
Indivior PLC	230,957	1,170,143
Innoviva, Inc. (a)	3,716	50,984
Korea United Pharm, Inc.	17	306
Kyung Dong Pharmaceutical Co. Ltd.	34	583
Lee's Pharmaceutical Holdings Ltd.	111,500	88,363
Novo Nordisk A/S Series B sponsored ADR	15,183	643,759
Phibro Animal Health Corp. Class A	1,834	70,059
Recordati SpA	41,159	1,758,937
Tsumura & Co.	10,200	397,379
Whanin Pharmaceutical Co. Ltd.	122	2,151
		4,573,906

TOTAL HEALTH CARE		57,623,999

INDUSTRIALS - 7.5%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (a)	12,059	282,784
Astronics Corp. (a)	1,004	29,367
Austal Ltd.	19,279	27,839
Engility Holdings, Inc. (a)	12,669	369,555
		709,545
Air Freight & Logistics - 0.1%
Air T, Inc. (a)	2,614	42,478
Atlas Air Worldwide Holdings, Inc. (a)	42	2,495
Yusen Logistics Co. Ltd.	28,300	256,701
		301,674
Airlines - 0.0%
Air New Zealand Ltd.	15,621	39,300
JetBlue Airways Corp. (a)	1,306	28,641
		67,941
Building Products - 0.1%
Advanced Drain Systems, Inc. Del	100	2,055
Builders FirstSource, Inc. (a)	1	16
Continental Building Products, Inc. (a)	5,222	114,884
Gibraltar Industries, Inc. (a)	1,406	41,969
Kondotec, Inc.	21,400	194,890
		353,814
Commercial Services & Supplies - 0.7%
Acme United Corp.	301	8,329
Aeon Delight Co. Ltd.	1,500	50,138
Aggreko PLC	2,340	26,197
AJIS Co. Ltd.	12,200	247,110
Asia File Corp. Bhd	300	231
Calian Technologies Ltd.	8,845	198,503
Civeo Corp. (a)	162,987	314,565
Essendant, Inc.	27,950	348,816
Interface, Inc.	3,012	57,077
IWG PLC	11,030	47,734
Knoll, Inc.	2,410	46,658
Lion Rock Group Ltd.	260,000	55,590
Loomis AB (B Shares)	1,607	59,712
Mears Group PLC	10,340	67,394
Mitie Group PLC	186,520	655,104
Nac Co. Ltd.	12,800	115,408
NICE Total Cash Management Co., Ltd.	96	900
Prestige International, Inc.	16,600	181,893
Programmed Maintenance Services Ltd.	25,951	61,867
VICOM Ltd.	38,500	161,085
VSE Corp.	11,466	594,512
West Corp.	3,114	72,774
		3,371,597
Construction & Engineering - 1.1%
AECOM (a)	93,113	2,970,305
Arcadis NV	34,184	699,472
Boustead Projs. Pte Ltd.	14,100	9,728
Boustead Singapore Ltd.	57,300	40,169
C-Cube Corp.	4,400	20,315
Daiichi Kensetsu Corp.	23,500	285,637
Geumhwa PSC Co. Ltd.	25	839
Jacobs Engineering Group, Inc.	2,914	153,626
KBR, Inc.	21,125	315,185
Kyeryong Construction Industrial Co. Ltd. (a)	49	783
Meisei Industrial Co. Ltd.	15,100	97,932
Mirait Holdings Corp.	9,800	115,027
Nippon Rietec Co. Ltd.	16,000	188,816
Quanta Services, Inc. (a)	904	30,492
Severfield PLC	37,705	36,938
Shinnihon Corp.	21,500	175,323
Sterling Construction Co., Inc. (a)	10,436	133,372
Toshiba Plant Systems & Services Corp.	2,100	34,211
		5,308,170
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	4,200	116,196
Aros Quality Group AB	9,954	285,411
AZZ, Inc.	15,787	800,401
Chiyoda Integre Co. Ltd.	4,500	96,739
Hammond Power Solutions, Inc. Class A	6,234	36,701
Korea Electric Terminal Co. Ltd.	49	3,085
Servotronics, Inc.	2,212	20,990
TKH Group NV (depositary receipt)	12,912	790,093
		2,149,616
Industrial Conglomerates - 1.4%
Carr's Group PLC	30,466	57,381
DCC PLC (United Kingdom)	68,600	6,032,547
Mytilineos Holdings SA (a)	11,658	115,926
Reunert Ltd.	23,226	126,751
		6,332,605
Machinery - 1.6%
Aalberts Industries NV	106,200	4,639,052
Allison Transmission Holdings, Inc.	3,000	113,400
ASL Marine Holdings Ltd. (a)	617,400	57,861
Gencor Industries, Inc. (a)	2,614	41,955
Global Brass & Copper Holdings, Inc.	604	19,358
Haitian International Holdings Ltd.	95,000	272,443
Hurco Companies, Inc.	6,739	222,050
Hyster-Yale Materials Handling Class A	2,837	201,030
Ihara Science Corp.	13,500	264,992
Jaya Holdings Ltd.	42,000	2,665
Kyowakogyosyo Co. Ltd.	3,000	25,416
Luxfer Holdings PLC sponsored ADR	4,016	51,003
Maruzen Co. Ltd.	22,000	361,196
Miller Industries, Inc.	803	20,958
Mincon Group PLC	28,345	33,555
Nadex Co. Ltd.	10,900	88,588
Nakano Refrigerators Co. Ltd.	300	9,483
Nitchitsu Co. Ltd.	8,000	15,456
Rexnord Corp. (a)	1,506	34,879
Semperit AG Holding	6,334	193,603
Takamatsu Machinery Co. Ltd.	5,000	45,036
Techno Smart Corp.	9,800	119,294
Tocalo Co. Ltd.	10,700	409,093
Trinity Industrial Corp.	10,000	78,008
		7,320,374
Marine - 0.0%
SITC International Holdings Co. Ltd.	66,000	54,924
Tokyo Kisen Co. Ltd.	11,000	73,337
		128,261
Professional Services - 0.5%
Akka Technologies SA	9,545	521,353
Asiakastieto Group Oyj	1,006	26,093
Boardroom Ltd.	35,200	17,143
CBIZ, Inc. (a)	2,009	29,834
Clarius Group Ltd. (a)	37,960	2,338
ICF International, Inc. (a)	3,210	145,253
McMillan Shakespeare Ltd.	28,734	329,866
SHL-JAPAN Ltd.	700	25,811
Stantec, Inc.	27,068	688,668
Synergie SA	1,709	80,965
TriNet Group, Inc. (a)	2,210	77,350
TrueBlue, Inc. (a)	7,654	195,560
		2,140,234
Road & Rail - 0.7%
Alps Logistics Co. Ltd.	38,800	279,795
Avis Budget Group, Inc. (a)	600	18,468
Chilled & Frozen Logistics Holdings Co. Ltd.	17,300	206,040
CSX Corp.	2,713	133,859
Daqin Railway Co. Ltd. (A Shares)	1,800	2,341
Hamakyorex Co. Ltd.	17,000	449,807
Higashi Twenty One Co. Ltd.	3,400	11,750
Roadrunner Transportation Systems, Inc. (a)	49,278	343,960
Sakai Moving Service Co. Ltd.	16,100	776,924
Trancom Co. Ltd.	11,600	573,450
Universal Logistics Holdings, Inc.	19,796	288,032
		3,084,426
Trading Companies & Distributors - 0.6%
AddTech AB (B Shares)	16,889	329,463
AerCap Holdings NV (a)	3,217	157,955
Goodfellow, Inc.	9,854	61,570
HD Supply Holdings, Inc. (a)	6,100	198,189
HERIGE	805	36,794
Houston Wire & Cable Co.	83	477
KS Energy Services Ltd. (a)	180,000	3,852
Meiwa Corp.	23,400	92,967
Mitani Shoji Co. Ltd.	10,000	394,122
MRC Global, Inc. (a)	4,059	66,324
Nexeo Solutions, Inc. (a)	12,055	100,418
Otec Corp.	1,700	24,225
Parker Corp.	30,000	156,742
Richelieu Hardware Ltd.	11,865	309,580
Senshu Electric Co. Ltd.	12,200	245,450
Strongco Corp. (a)	11,563	12,242
Tanaka Co. Ltd.	500	3,424
TECHNO ASSOCIE Co. Ltd.	3,500	39,843
Titan Machinery, Inc. (a)	11,205	200,009
Totech Corp.	12,700	230,396
		2,664,042
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	17,700	103,556
Meiko Transportation Co. Ltd.	11,000	124,722
Qingdao Port International Co. Ltd.	62,000	35,085
Sinwa Ltd.	278,700	45,245
		308,608

TOTAL INDUSTRIALS		34,240,907

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 0.1%
ADTRAN, Inc.	2,510	58,860
Black Box Corp.	20,311	160,457
Cisco Systems, Inc.	1,105	34,752
CommScope Holding Co., Inc. (a)	3,514	129,245
Juniper Networks, Inc.	2,108	58,919
Tessco Technologies, Inc.	1,507	20,118
		462,351
Electronic Equipment & Components - 3.7%
A&D Co. Ltd.	10,300	42,790
AAC Technology Holdings, Inc.	4,500	60,551
AVX Corp.	3,415	61,026
Beijer Electronics AB (a)	1,508	8,274
Bel Fuse, Inc. Class A	1,206	26,170
Cardtronics PLC	4,017	125,732
CDW Corp.	4,819	305,669
Corning, Inc.	1,908	55,599
CTS Corp.	4,624	101,728
Daido Signal Co. Ltd.	1,000	4,844
Elec & Eltek International Co. Ltd.	20,400	33,864
Elematec Corp.	16,100	291,931
Excel Co. Ltd.	10,200	133,045
FLIR Systems, Inc.	1,909	71,244
Hi-P International Ltd.	238,600	179,590
IDIS Holdings Co. Ltd.	56	653
Image Sensing Systems, Inc. (a)	905	3,258
Intelligent Digital Integrated Security Co. Ltd.	63	456
Isra Vision AG	4,626	848,272
Jabil, Inc.	7,230	220,515
Keysight Technologies, Inc. (a)	36,700	1,526,353
Kingboard Chemical Holdings Ltd.	1,064,500	4,797,255
Kingboard Laminates Holdings Ltd.	51,000	71,171
Mesa Laboratories, Inc.	3,117	450,500
Muramoto Electronic Thailand PCL (For. Reg.)	17,400	118,696
Nippo Ltd. (a)	10,100	31,332
PAX Global Technology Ltd.	55,000	36,475
Philips Lighting NV	1,506	57,228
Pinnacle Technology Holdings Ltd.	100,900	155,728
ScanSource, Inc. (a)	28,656	1,134,778
Shibaura Electronics Co. Ltd.	8,600	290,190
Sigmatron International, Inc. (a)	3,318	27,738
SYNNEX Corp.	36,901	4,388,267
Tomen Devices Corp.	7,700	167,976
TTM Technologies, Inc. (a)	15,949	277,194
UKC Holdings Corp.	17,700	266,034
VST Holdings Ltd.	1,638,000	436,196
Wayside Technology Group, Inc.	803	13,812
Wireless Telecom Group, Inc. (a)	5,329	7,887
		16,830,021
Internet Software & Services - 0.1%
Aucnet, Inc.	2,000	25,670
eBay, Inc. (a)	1,333	47,628
Gabia, Inc.	68	372
Liquidity Services, Inc. (a)	3,821	25,983
NetGem SA	11,563	33,673
Pandora Media, Inc. (a)	603	5,397
Softbank Technology Corp.	3,500	56,193
Yahoo! Japan Corp.	37,500	170,076
		364,992
IT Services - 4.7%
ALTEN	8,947	772,647
Amdocs Ltd.	88,177	5,922,849
Argo Graphics, Inc.	5,300	129,610
Blackhawk Network Holdings, Inc. (a)	1,506	65,737
Computer Services, Inc.	3,519	172,431
CSE Global Ltd.	552,700	169,258
CSRA, Inc.	64,548	2,104,910
Data#3 Ltd.	38,315	54,561
DXC Technology Co.	1,241	97,270
E-Credible Co. Ltd.	9	107
EOH Holdings Ltd.	90,392	739,049
Estore Corp.	3,900	28,018
EVERTEC, Inc.	24,024	428,828
ExlService Holdings, Inc. (a)	2,410	138,696
First Data Corp. Class A (a)	8,229	153,553
Genpact Ltd.	2,526	73,254
GetBusy PLC (a)	2	0
Hackett Group, Inc.	1,514	24,860
HIQ International AB	6,938	46,403
Indra Sistemas (a)	178,000	2,759,331
Know IT AB	19,506	314,679
Leidos Holdings, Inc.	8,748	467,493
Luxoft Holding, Inc. (a)	1,207	75,981
NCI, Inc. Class A (a)	8,857	176,697
Net 1 UEPS Technologies, Inc. (a)	7,037	68,118
Neustar, Inc. Class A (a)	15,585	520,539
Paysafe Group PLC (a)	5,120	39,856
Perficient, Inc. (a)	5,925	111,390
Societe Pour L'Informatique Industrielle SA	22,500	597,967
Softcreate Co. Ltd.	8,200	107,851
Sword Group	4,366	179,346
The Western Union Co.	249,959	4,936,690
TravelSky Technology Ltd. (H Shares)	24,000	63,604
Vantiv, Inc. (a)	904	57,449
		21,599,032
Semiconductors & Semiconductor Equipment - 0.6%
Axell Corp.	10,500	71,051
Boe Varitronix Ltd.	99,000	52,854
Diodes, Inc. (a)	300	7,959
Entegris, Inc. (a)	6,125	159,863
Integrated Device Technology, Inc. (a)	7,130	186,378
Lasertec Corp.	1,000	14,949
Leeno Industrial, Inc.	42	1,860
Melexis NV	26,400	2,271,419
Miraial Co. Ltd.	2,400	23,076
ON Semiconductor Corp. (a)	13,044	195,008
Trio-Tech International (a)	3,117	14,619
		2,999,036
Software - 3.6%
Activision Blizzard, Inc.	2,510	155,068
AdaptIT Holdings Ltd.	34,387	26,093
ANSYS, Inc. (a)	53,997	6,995,311
Aspen Technology, Inc. (a)	1,811	102,992
Ebix, Inc.	35,594	2,055,554
ICT Automatisering NV	8,347	123,515
IGE + XAO SA	402	46,923
InfoVine Co. Ltd.	12	291
init innovation in traffic systems AG	1,586	30,772
Jorudan Co. Ltd.	5,900	57,906
KSK Co., Ltd.	7,200	95,090
Oracle Corp.	132,083	6,594,904
Pegasystems, Inc.	2,510	151,730
Pro-Ship, Inc.	3,400	56,623
RealPage, Inc. (a)	4,816	186,620
Reckon Ltd.	1,201	1,441
Synopsys, Inc. (a)	302	23,124
Vitec Software Group AB	10,859	114,658
		16,818,615
Technology Hardware, Storage & Peripherals - 3.4%
Hewlett Packard Enterprise Co.	69,780	1,221,848
HP, Inc.	104,044	1,987,240
Seagate Technology LLC	333,124	10,979,767
Super Micro Computer, Inc. (a)	6,026	161,798
TPV Technology Ltd.	952,000	223,045
Xerox Corp.	29,961	918,904
		15,492,602

TOTAL INFORMATION TECHNOLOGY		74,566,649

MATERIALS - 2.9%
Chemicals - 2.0%
Axalta Coating Systems (a)	5,826	183,519
C. Uyemura & Co. Ltd.	5,200	298,571
Chase Corp.	9,452	1,021,289
Core Molding Technologies, Inc.	9,253	176,455
EcoGreen International Group Ltd.	686,000	141,402
FMC Corp.	19,305	1,474,516
Fujikura Kasei Co., Ltd.	36,800	216,304
Fuso Chemical Co. Ltd.	10,400	346,682
Honshu Chemical Industry Co. Ltd.	10,700	97,057
Innospec, Inc.	9,853	614,827
JSR Corp.	3,000	53,009
K&S AG	12,669	329,871
KPC Holdings Corp.	3	179
KPX Green Chemical Co. Ltd.	26	105
Miwon Chemicals Co. Ltd.	4	236
Miwon Commercial Co. Ltd. (a)	1	202
Muto Seiko Co. Ltd. (a)	3,400	22,483
Nihon Parkerizing Co. Ltd.	3,800	54,564
Nippon Soda Co. Ltd.	21,000	118,482
Olin Corp.	1,205	35,523
PolyOne Corp.	1,205	44,079
Potash Corp. of Saskatchewan, Inc.	22,221	397,456
SK Kaken Co. Ltd.	4,000	362,828
Soda Aromatic Co. Ltd.	3,400	35,035
Soken Chemical & Engineer Co. Ltd.	9,100	127,860
T&K Toka Co. Ltd.	18,600	204,483
Thai Carbon Black PCL (For. Reg.)	156,800	170,811
Thai Rayon PCL:
(For. Reg.)	37,000	46,700
NVDR	1,200	1,515
Victrex PLC	101	2,627
Yara International ASA	56,910	2,267,613
Yip's Chemical Holdings Ltd.	352,000	146,464
		8,992,747
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	9,150	62,529
Mitani Sekisan Co. Ltd.	20,300	477,831
RHI AG	1,204	45,495
		585,855
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	48,000	13,950
Ball Corp.	4,320	181,008
Berry Global Group, Inc. (a)	2,713	152,145
Chuoh Pack Industry Co. Ltd.	5,700	65,870
Graphic Packaging Holding Co.	1,607	21,196
Kohsoku Corp.	23,600	234,405
Owens-Illinois, Inc. (a)	1,105	26,410
Pact Group Holdings Ltd.	6,703	30,727
Samhwa Crown & Closure Co. Ltd.	4	185
Sealed Air Corp.	1,508	65,613
Silgan Holdings, Inc.	5,433	164,620
The Pack Corp.	21,300	689,746
UFP Technologies, Inc. (a)	1,104	31,850
		1,677,725
Metals & Mining - 0.4%
Alcoa Corp.	2,511	91,400
Alconix Corp.	14,500	286,988
Ausdrill Ltd.	28,629	44,547
Chubu Steel Plate Co. Ltd.	5,600	37,233
Compania de Minas Buenaventura SA sponsored ADR	30,868	377,824
Freeport-McMoRan, Inc. (a)	6,630	96,931
Granges AB	5,322	58,831
Handy & Harman Ltd. (a)	1,508	49,915
Hill & Smith Holdings PLC	12,898	228,036
Newmont Mining Corp.	603	22,414
Orosur Mining, Inc. (a)	40,621	7,331
Orvana Minerals Corp. (a)	10,449	2,347
Pacific Metals Co. Ltd. (a)	52,000	139,616
Petra Diamonds Ltd. (a)	23,496	29,606
Steel Dynamics, Inc.	1,808	64,021
Tohoku Steel Co. Ltd.	8,500	122,359
Tokyo Tekko Co. Ltd.	52,000	214,141
Universal Stainless & Alloy Products, Inc. (a)	1,106	21,014
Webco Industries, Inc. (a)	101	8,080
		1,902,634
Paper & Forest Products - 0.0%
Kapstone Paper & Packaging Corp.	1,708	39,045
Western Forest Products, Inc.	25,606	50,935
		89,980

TOTAL MATERIALS		13,248,941

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CareTrust (REIT), Inc.	2,712	49,467
Colony NorthStar, Inc.	12,162	178,052
Corporate Office Properties Trust (SBI)	1,506	50,135
Corrections Corp. of America	15,882	439,931
Four Corners Property Trust, Inc.	4,219	107,078
Healthcare Realty Trust, Inc.	1,406	46,820
Nsi NV	113	4,417
Outfront Media, Inc.	2,009	45,946
Parkway, Inc.	3	69
Senior Housing Properties Trust (SBI)	500	9,725
Store Capital Corp.	2,610	61,048
VEREIT, Inc.	46,651	387,670
WP Glimcher, Inc.	1,910	17,228
		1,397,586
Real Estate Management & Development - 0.6%
Anabuki Kosan, Inc.	600	15,974
BUWOG-Gemeinnuetzige Wohnung	2,286	67,208
CBRE Group, Inc. (a)	1,910	72,561
Century21 Real Estate Japan Ltd.	1,300	16,509
Devine Ltd. (a)	24,056	7,024
IMMOFINANZ Immobilien Anlagen AG	13,457	32,753
Leopalace21 Corp.	58,000	414,041
LSL Property Services PLC	17,866	59,992
Realogy Holdings Corp.	2,009	66,699
Relo Holdings Corp.	95,900	1,925,046
Selvaag Bolig ASA	15,246	70,773
Servcorp Ltd.	5,684	27,192
Sino Land Ltd.	36,000	59,456
Tejon Ranch Co. (a)	4,524	94,914
Wing Tai Holdings Ltd.	22,643	34,086
		2,964,228

TOTAL REAL ESTATE		4,361,814

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Asia Satellite Telecommunications Holdings Ltd.	5,500	5,633
UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	38,307	1,468,690
Hawaiian Electric Industries, Inc.	1,105	36,454
		1,505,144
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	1	34
Hokuriku Gas Co.	2,100	54,383
K&O Energy Group, Inc.	7,300	111,640
Keiyo Gas Co. Ltd.	8,000	40,637
South Jersey Industries, Inc.	3,114	105,783
Star Gas Partners LP	4,723	51,859
		364,336
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd	2,300	2,063
Mega First Corp. Bhd warrants 4/8/20 (a)	302	139
The AES Corp.	4,017	44,910
		47,112
Multi-Utilities - 0.1%
CMS Energy Corp.	7,535	348,418
Water Utilities - 0.0%
Manila Water Co., Inc.	76,700	48,673

TOTAL UTILITIES		2,313,683

TOTAL COMMON STOCKS
(Cost $405,175,836)		406,279,126

Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (a)(b)	100	21,925
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	20,914	298,829
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $315,681)		320,754
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27(b)
(Cost $48,002)	60,000	48,000
	Shares	Value

Money Market Funds - 11.5%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $52,999,644)	52,989,046	52,999,644

Equity Funds - 0.0%
International Equity Funds - 0.0%
iShares MSCI Japan Small Capital Index ETF	38	2,724
Small Blend Funds - 0.0%
iShares Russell 2000 Index ETF	33	4,670
TOTAL EQUITY FUNDS
(Cost $7,158)		7,394
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $458,546,321)		459,654,918
NET OTHER ASSETS (LIABILITIES) - 0.0%		(184,847)
NET ASSETS - 100%		$459,470,071

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,925 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,220
Total	$2,220

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$109,836,240	$109,818,911	$10,613	$6,716
Consumer Staples	42,848,855	42,772,751	--	76,104
Energy	12,668,141	11,059,023	1,587,193	21,925
Financials	54,586,189	50,937,358	3,648,831	--
Health Care	57,623,999	57,623,999	--	--
Industrials	34,240,907	34,240,907	--	--
Information Technology	74,566,649	74,566,649	--	--
Materials	13,547,770	13,547,770	--	--
Real Estate	4,361,814	4,361,814	--	--
Telecommunication Services	5,633	5,633	--	--
Utilities	2,313,683	2,313,683	--	--
Corporate Bonds	48,000	--	48,000	--
Money Market Funds	52,999,644	52,999,644	--	--
Equity Funds	7,394	7,394	--	--
Total Investments in Securities:	$459,654,918	$454,255,536	$5,294,637	$104,745

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.7%
Japan	10.1%
United Kingdom	5.7%
Ireland	4.7%
Canada	4.7%
Netherlands	3.0%
Bermuda	2.6%
Cayman Islands	2.3%
Bailiwick of Guernsey	1.3%
Others (Individually Less Than 1%)	6.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $405,546,677)	$406,655,274
Fidelity Central Funds (cost $52,999,644)	52,999,644
Total Investments (cost $458,546,321)		$459,654,918
Cash		40,384
Foreign currency held at value (cost $59)		60
Receivable for investments sold		53,032
Receivable for fund shares sold		35,461
Dividends receivable		724
Interest receivable		2,309
Distributions receivable from Fidelity Central Funds		1,788
Total assets		459,788,676
Liabilities
Payable for fund shares redeemed	$308,226
Accrued management fee	10,379
Total liabilities		318,605
Net Assets		$459,470,071
Net Assets consist of:
Paid in capital		$458,364,807
Undistributed net investment income		25,704
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,911)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,108,471
Net Assets, for 44,897,878 shares outstanding		$459,470,071
Net Asset Value, offering price and redemption price per share ($459,470,071 ÷ 44,897,878 shares)		$10.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 26, 2017 (commencement of operations) to July 31, 2017
Investment Income
Dividends		$6,029
Interest		37
Income from Fidelity Central Funds		2,220
Total income		8,286
Expenses
Management fee	$11,330
Independent trustees' fees and expenses	1
Total expenses		11,331
Net investment income (loss)		(3,045)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19
Foreign currency transactions	(180)
Total net realized gain (loss)		(161)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,108,597
Assets and liabilities in foreign currencies	(126)
Total change in net unrealized appreciation (depreciation)		1,108,471
Net gain (loss)		1,108,310
Net increase (decrease) in net assets resulting from operations		$1,105,265

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 26, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,045)
Net realized gain (loss)	(161)
Change in net unrealized appreciation (depreciation)	1,108,471
Net increase (decrease) in net assets resulting from operations	1,105,265
Share transactions
Proceeds from sales of shares	458,673,032
Cost of shares redeemed	(308,226)
Net increase (decrease) in net assets resulting from share transactions	458,364,806
Total increase (decrease) in net assets	459,470,071
Net Assets
Beginning of period	–
End of period	$459,470,071
Other Information
Undistributed net investment income end of period	$25,704
Shares
Sold	44,928,008
Redeemed	(30,130)
Net increase (decrease)	44,897,878

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock K6 Fund

Years ended July 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–
Net realized and unrealized gain (loss)	.23
Total from investment operations	.23
Net asset value, end of period	$10.23
Total ReturnD	2.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G
Expenses net of fee waivers, if any	.50%G
Expenses net of all reductions	.50%G
Net investment income (loss)	(.14)%G
Supplemental Data
Net assets, end of period (000 omitted)	$459,470
Portfolio turnover rateH	3%I,J

 A For the period May 26, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,606,273
Gross unrealized depreciation	(1,526,607)
Net unrealized appreciation (depreciation) on securities	$1,079,666
Tax Cost	$458,575,252

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,587
Undistributed long-term capital gain	$21
Net unrealized appreciation (depreciation) on securities and other investments	$1,079,657

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,791,108 and $67,741, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $456,637,585 in exchange for 44,724,543 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Low-Priced Stock K6 Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock K6 Fund (a fund of Fidelity Puritan Trust) as of July 31, 2017, the results of its operations, the changes in its net assets and the financial highlights for the period May 26, 2017 (commencement of operations) through July 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Low-Priced Stock K6 Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 26, 2017 to July 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value July 31, 2017	Expenses Paid During Period
Actual	.50%	$1,000.00	$1,023.00	$.93-B
Hypothetical-C		$1,000.00	$1,022.32	$2.51-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 67/365 (to reflect the period May 26, 2017 to July 31, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $21, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low Priced Stock K6 Fund

On January 18, 2017 the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including funds with identical investment objectives as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

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Fidelity® Series Intrinsic Opportunities Fund Fidelity® Series Intrinsic Opportunities Fund Class F Annual Report July 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Life of fundA
Fidelity® Series Intrinsic Opportunities Fund	18.69%	16.04%
Class F	18.84%	16.22%

 A From December 6, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Intrinsic Opportunities Fund, a class of the fund, on December 6, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Index performed over the same period.

Period Ending Values
$19,975	Fidelity® Series Intrinsic Opportunities Fund
$19,144	Russell 3000® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 16.04% for the year ending July 31, 2017, rising sharply following the November election and continuing to rally through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, and then reverted upward through July 31. Growth stocks surged ahead of value, while small-caps’ advantage over large-caps narrowed. Sector-wise, financials (+36%) fared best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology gained 29%, as a handful of major index constituents posted stellar returns. Industrials (+18%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+14%) slightly lagged the broader market because brick-and-mortar retailers continued to suffer from increased online competition. Energy (0%) was hurt by low oil prices. Utilities (+6%), consumer staples (+4%), telecommunication services (-7%) and real estate (-2%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of further interest rate hikes later in 2017.

Comments from Portfolio Manager Joel Tillinghast:  For the fiscal year, the fund’s share classes gained about 19%, well ahead of the 16.14% return of the benchmark Russell 3000® Index. Versus the benchmark, the fund was helped primarily by good stock picking in the health care sector. Most notably, our substantial overweighting in health benefits provider Anthem gained 44%, largely due to improving operational efficiency and better-than-expected earnings growth. Another large holding, UnitedHealth Group (+36%), also rallied sharply, as investors rewarded the company for prudent management and profit growth from its Optum data and systems unit. Picks in the industrials sector also helped, as did a significant underweighting in the poor-performing real estate sector. Lastly, our foreign holdings contributed, aided in part by a generally weaker U.S. dollar. Conversely, unfavorable stock selection and an underweighting in the strong-performing information technology sector hurt the fund's relative result, as did a similar situation in financials. A large underexposure to consumer tech giant Apple was our biggest individual detractor, as the stock performed well. Meanwhile, a large overweighting in poor-performing retailer Bed Bath & Beyond (since sold) proved disappointing, as the company had slower-than-expected earnings. In a rising equity market, the fund's cash position, averaging 10% of assets for the period, also dragged on performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Anthem, Inc.	4.2	5.4
Amgen, Inc.	2.5	0.7
The Western Union Co.	2.3	3.5
Itochu Corp.	2.1	0.0
Best Buy Co., Inc.	2.0	2.9
UnitedHealth Group, Inc.	2.0	2.8
United Therapeutics Corp.	2.0	3.6
Hyundai Mobis	1.6	1.6
Aetna, Inc.	1.6	1.9
MetLife, Inc.	1.5	1.7
	21.8

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.1	23.2
Health Care	20.9	25.2
Financials	14.3	9.1
Information Technology	11.5	14.1
Industrials	9.2	7.2

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks	91.6%
Short-Term Investments and Net Other Assets (Liabilities)	8.4%

 * Foreign investments - 41.8%

As of January 31, 2017*
Stocks	89.2%
Short-Term Investments and Net Other Assets (Liabilities)	10.8%

 * Foreign investments - 39.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 3.3%
Adient PLC	135,000	$8,838,450
Cooper Tire & Rubber Co. (a)	450,000	16,447,500
Dongah Tire & Rubber Co. Ltd.	100,000	2,455,500
Eagle Industry Co. Ltd.	300,000	5,230,169
ElringKlinger AG	50,000	872,461
Exedy Corp.	15,000	470,089
Fukoku Co. Ltd.	152,400	1,444,583
G-Tekt Corp. (b)	2,600,000	50,445,825
Gentex Corp.	200,000	3,404,000
Hi-Lex Corp.	249,937	6,533,797
Hu Lane Associate, Inc.	50,000	297,870
Hyundai Mobis	900,000	197,690,045
Ichikoh Industries Ltd.	25,000	196,154
IJT Technology Holdings Co. Ltd.	1,225,000	6,944,759
INFAC Corp.	362,529	1,938,995
Nifco, Inc.	25,000	1,442,242
Piolax, Inc.	924,000	25,563,064
Seoyon Co. Ltd.	425,000	3,737,940
Seoyon E-Hwa Co., Ltd.	685,725	8,235,300
TBK Co. Ltd. (b)	1,800,000	8,114,654
The Furukawa Battery Co. Ltd.	150,000	1,253,118
TPR Co. Ltd.	825,000	26,116,831
Yorozu Corp. (b)	1,850,000	31,262,642
		408,935,988
Automobiles - 0.7%
Audi AG	24,000	20,171,952
Fiat Chrysler Automobiles NV	139,000	1,680,510
Fiat Chrysler Automobiles NV	1,264,900	15,273,364
General Motors Co.	1,400,000	50,372,000
Harley-Davidson, Inc. (a)	5,000	243,350
		87,741,176
Distributors - 0.4%
Amcon Distributing Co.	500	48,475
Chori Co. Ltd. (b)	1,566,400	29,056,084
Doshisha Co. Ltd.	350,000	7,054,288
Harima-Kyowa Co. Ltd.	72,100	1,256,330
Nakayamafuku Co. Ltd.	200,000	1,427,729
SPK Corp.	5,000	132,568
Yagi & Co. Ltd.	400,000	6,422,060
		45,397,534
Diversified Consumer Services - 0.6%
Asante, Inc.	65,000	1,131,435
Cross-Harbour Holdings Ltd.	300,000	455,523
Heian Ceremony Service Co. Ltd. (a)	416,100	3,627,122
Kukbo Design Co. Ltd.	20,000	357,164
MegaStudy Co. Ltd. (b)	362,315	9,770,132
MegaStudyEdu Co. Ltd. (b)	209,684	6,599,812
Multicampus Co. Ltd.	46,501	1,561,196
Step Co. Ltd.	217,000	2,873,781
Tsukada Global Holdings, Inc.	1,050,000	5,714,545
Weight Watchers International, Inc. (c)	1,150,000	41,193,000
		73,283,710
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	75,000	2,660,250
Dunkin' Brands Group, Inc.	100,000	5,303,000
Flight Centre Travel Group Ltd. (a)	125,000	4,350,000
Hiday Hidaka Corp.	240,000	6,413,352
Hiramatsu, Inc.	25,000	139,689
Hub Co. Ltd.	69,900	715,834
Koshidaka Holdings Co. Ltd.	300,000	8,147,308
Kura Corp. Ltd.	100,000	5,034,242
Nagacorp Ltd.	500,000	304,066
Ohsho Food Service Corp.	100,000	3,891,333
Retail Food Group Ltd. (a)	1,900,000	7,372,000
St. Marc Holdings Co. Ltd.	225,000	7,041,136
The Monogatari Corp.	5,000	261,236
The Restaurant Group PLC	6,937,000	30,606,554
Whitbread PLC	1,000	50,771
Wyndham Worldwide Corp.	10,000	1,043,700
		83,334,471
Household Durables - 0.9%
Ace Bed Co. Ltd.	42,029	6,518,626
Emak SpA	600,000	1,122,242
FJ Next Co. Ltd. (a)	1,100,000	8,860,266
Fuji Corp. Ltd.	50,000	339,244
Gree Electric Appliances, Inc. of Zhuhai Class A	149,927	874,614
Helen of Troy Ltd. (c)	600,000	60,450,000
NACCO Industries, Inc. Class A	75,000	4,920,000
Nittoh Corp.	6,000	28,301
Q.E.P. Co., Inc. (c)	34,998	923,947
SABAF SpA	400,000	7,221,180
Sanei Architecture Planning Co. Ltd.	660,000	11,775,772
Sanyo Housing Nagoya Co. Ltd.	700,000	7,149,531
Tupperware Brands Corp.	134,500	8,165,495
		118,349,218
Internet & Direct Marketing Retail - 0.0%
Hyundai Home Shopping Network Corp.	10,000	1,232,214
N Brown Group PLC	25,000	103,045
NS Shopping Co. Ltd.	50,000	745,579
Trade Maine Group Ltd.	50,000	205,399
Webjet Ltd.	100,000	921,600
		3,207,837
Leisure Products - 0.3%
Accell Group NV	650,000	19,821,547
Mars Engineering Corp.	600,000	11,886,253
		31,707,800
Media - 2.3%
AMC Networks, Inc. Class A (c)	125,000	7,993,750
Comcast Corp. Class A	1,954,400	79,055,480
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	4,440,345
Discovery Communications, Inc.:
Class A (a)(c)	2,300,000	56,580,000
Class B (c)	4,365	106,724
DMS, Inc.	116,900	1,293,646
Gendai Agency, Inc. (b)	850,000	4,356,207
Hyundai HCN	2,000,049	7,464,902
Interspace Co. Ltd.	20,000	313,846
Ipsos SA	10,000	345,314
ITE Group PLC	202,135	480,721
Liberty Global PLC LiLAC Class A (c)	6,871	176,722
Multiplus SA	600,000	7,655,972
Nippon BS Broadcasting Corp.	200,000	2,351,127
Nippon Television Network Corp.	150,000	2,566,103
Pico Far East Holdings Ltd.	8,000,000	3,297,998
Proto Corp.	50,000	781,895
Scripps Networks Interactive, Inc. Class A	100,000	8,741,000
SMG PLC	10,000	51,424
Television Broadcasts Ltd.	2,000,000	7,323,194
The Walt Disney Co.	94,200	10,355,406
Time Warner, Inc.	162,600	16,653,492
Viacom, Inc.:
Class A (a)	800,000	32,400,000
Class B (non-vtg.)	600,000	20,952,000
WOWOW INC.	200,000	5,814,323
		281,551,591
Multiline Retail - 0.5%
Grazziotin SA (c)	350,000	2,683,631
Gwangju Shinsegae Co. Ltd. (b)	97,372	21,344,833
Hanwha Galleria Timeworld Co. Ltd. (c)	45,000	1,147,165
Lifestyle China Group Ltd. (c)	12,500,000	5,121,114
Lifestyle International Holdings Ltd.	13,000,000	17,775,388
Macy's, Inc.	324,900	7,716,375
Treasure Factory Co. Ltd. (a)(b)	875,000	6,579,663
Watts Co. Ltd.	350,000	4,590,684
		66,958,853
Specialty Retail - 10.0%
Arc Land Sakamoto Co. Ltd.	500,000	6,852,919
AT-Group Co. Ltd.	561,000	14,248,265
AutoNation, Inc. (a)(c)	350,000	14,833,000
Beacon Lighting Group Ltd.	25,000	27,200
Best Buy Co., Inc.	4,300,000	250,862,000
DCM Japan Holdings Co. Ltd.	25,000	217,924
Dunelm Group PLC	300,000	2,382,836
E-Life Mall Corp. Ltd.	100,000	203,214
Ff Group (c)	850,000	20,376,157
Formosa Optical Technology Co. Ltd.	751,000	1,784,633
Fuji Corp. (a)(b)	595,990	11,012,124
GameStop Corp. Class A	1,996,591	43,306,059
GNC Holdings, Inc. Class A (a)(b)	5,939,600	56,485,596
Goldlion Holdings Ltd.	9,000,000	3,929,175
Guess?, Inc. (b)	5,803,800	75,797,628
Handsman Co. Ltd.	700,000	9,962,357
Hibbett Sports, Inc. (a)(c)	1,025,300	15,994,680
Hour Glass Ltd.	11,666,300	5,767,938
IA Group Corp.	91,000	554,692
International Housewares Retail Co. Ltd.	1,000,000	188,201
JB Hi-Fi Ltd. (a)	863,636	17,970,538
John David Group PLC	33,700,000	159,135,868
Jumbo SA	1,750,000	29,313,847
K's Holdings Corp. (a)	2,400,000	48,241,644
Ku Holdings Co. Ltd. (a)	600,000	5,447,866
L'Occitane Ltd.	100,000	231,730
Lookers PLC	1,500,000	2,177,010
Lovisa Holdings Ltd.	10,000	33,200
Mandarake, Inc. (a)	180,000	989,433
Mitsui & Associates Telepark Corp.	25,000	500,703
Mr. Bricolage SA	311,600	5,865,066
Nafco Co. Ltd.	640,400	10,159,732
Nitori Holdings Co. Ltd.	1,300,000	183,482,244
Nojima Co. Ltd.	50,000	810,014
Oriental Watch Holdings Ltd.	7,600,000	1,605,469
Padini Holdings Bhd	2,700,000	2,358,519
Sa Sa International Holdings Ltd.	500,000	183,720
Sacs Bar Holdings, Inc.	400,000	4,401,107
Sally Beauty Holdings, Inc. (c)	4,650,000	94,069,500
Samse SA	35,000	6,139,956
Shimamura Co. Ltd.	5,000	622,250
Silvano Fashion Group A/S	9,800	29,953
Sports Direct International PLC (a)(c)	100,000	500,185
Staples, Inc.	5,700,000	57,855,000
The Buckle, Inc.	633,000	10,824,300
Tokatsu Holdings Co. Ltd.	172,300	676,728
Truworths International Ltd.	334,900	1,921,156
Urban Outfitters, Inc. (a)(c)	1,200,000	23,508,000
Vita Group Ltd.	25,681	26,914
Vitamin Shoppe, Inc. (c)	150,000	1,650,000
Williams-Sonoma, Inc. (a)	700,000	32,501,000
		1,238,019,250
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	2,700,000	1,476,033
Embry Holdings Ltd.	3,200,000	1,024,223
Fossil Group, Inc. (a)(b)(c)	3,650,000	41,062,500
Fujibo Holdings, Inc.	2,000	60,683
Geox SpA (a)	500,000	1,984,049
Gerry Weber International AG (Bearer) (a)	625,000	7,983,251
Grendene SA	100,000	847,884
Hagihara Industries, Inc.	50,000	1,435,439
Handsome Co. Ltd.	25,000	805,850
Magni-Tech Industries Bhd	1,250,000	2,218,849
Michael Kors Holdings Ltd. (c)	2,050,000	74,702,000
Portico International Holdings (c)	12,000,000	4,040,559
Sitoy Group Holdings Ltd.	8,200,000	1,795,207
Texwinca Holdings Ltd.	1,800,000	1,092,334
Van de Velde	24,954	1,344,243
Vera Bradley, Inc. (c)	950,000	9,576,000
Youngone Holdings Co. Ltd.	258,000	12,393,934
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	10,322,246
		174,165,284

TOTAL CONSUMER DISCRETIONARY		2,612,652,712

CONSUMER STAPLES - 6.5%
Beverages - 0.9%
A.G. Barr PLC	500,000	3,958,200
Boston Beer Co., Inc. Class A (a)(c)	5,000	784,000
Britvic PLC	6,900,000	65,001,560
C&C Group PLC	400,000	1,448,971
Jinro Distillers Co. Ltd. (b)	411,881	12,246,815
Lucas Bols BV (a)	120,000	2,812,709
Muhak Co. Ltd.	340,000	6,891,471
Olvi PLC (A Shares)	100,000	3,519,437
Spritzer Bhd	1,000,000	553,544
Willamette Valley Vineyards, Inc. (c)	5,000	40,200
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,000,851	15,257,963
		112,514,870
Food & Staples Retailing - 3.0%
Ain Holdings, Inc.	100,000	7,211,211
Amsterdam Commodities NV	625,000	18,570,862
Belc Co. Ltd.	30,000	1,363,327
Create SD Holdings Co. Ltd.	930,000	23,544,197
CVS Health Corp.	1,000,000	79,930,000
Daiichi Co. Ltd.	20,000	250,714
Dong Suh Companies, Inc.	600,000	15,831,276
Genky Stores, Inc. (a)	400,000	14,930,382
Halows Co. Ltd.	65,000	1,404,417
J Sainsbury PLC	200,000	645,978
Kroger Co.	1,800,000	44,136,000
Magnit OJSC	5,000	796,538
Majestic Wine PLC	400,000	1,687,513
MARR SpA	800,000	20,475,005
Medical Ikkou Co. Ltd.	500	36,464
Nihon Chouzai Co. Ltd. (a)	25,000	834,505
OM2 Network Co. Ltd. (a)	140,800	1,643,699
Retail Partners Co. Ltd. (a)	587,800	6,206,170
Sapporo Clinical Laboratory	8,900	103,172
Satoh & Co. Ltd.	17,000	203,855
Satsudora Holdings Co. Ltd. (a)(b)	400,000	7,252,937
Shoei Foods Corp.	60,000	2,568,824
Tesco PLC (c)	11,000,000	25,282,343
United Natural Foods, Inc. (c)	412,000	15,874,360
Valor Holdings Co. Ltd.	650,000	14,704,522
Wal-Mart Stores, Inc.	510,900	40,866,891
Walgreens Boots Alliance, Inc.	398,100	32,114,727
		378,469,889
Food Products - 1.6%
Ajinomoto Malaysia Bhd	1,700,000	10,283,779
Armanino Foods of Distinction	50,000	111,500
B&G Foods, Inc. Class A	327,900	11,886,375
Bakkafrost	150,000	5,892,901
Bell AG	13,000	5,982,729
Binggrea Co. Ltd.	15,000	897,374
Changshouhua Food Co. Ltd.	2,332,000	1,164,388
Cranswick PLC	502,941	19,257,102
Dean Foods Co.	50,000	750,000
Fresh Del Monte Produce, Inc.	1,150,000	59,190,500
High Liner Foods, Inc.	20,000	271,907
Hormel Foods Corp.	5,000	170,850
Japan Meat Co. Ltd.	25,000	411,357
JC Comsa Corp.	34,600	119,262
Kaneko Seeds Co. Ltd.	79,700	1,042,473
Kaveri Seed Co. Ltd. (c)	239,414	2,582,709
Kawan Food Bhd	100,000	113,979
Kwality Ltd. (c)	50,000	113,548
Lamb Weston Holdings, Inc.	25,000	1,099,500
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	9,617,004
London Biscuits Bhd (c)	4,000,000	696,018
London Biscuits Bhd warrants 1/26/20 (c)	400,000	16,817
M. Dias Branco SA	10,000	162,778
Natori Co. Ltd.	20,000	371,899
Nitto Fuji Flour Milling Co. Ltd.	5,000	179,827
Origin Enterprises PLC	50,000	389,470
Pickles Corp.	100,000	1,472,176
President Bakery PCL	16,500	30,990
President Rice Products PCL	310,000	554,295
Prima Meat Packers Ltd.	450,000	2,873,600
S Foods, Inc.	300,000	11,184,181
Select Harvests Ltd. (a)	1,430,000	5,605,600
Synear Food Holdings Ltd. (c)	1,000,000	7
Thai Wah PCL	426,000	123,538
The Hain Celestial Group, Inc. (c)	675,000	30,179,250
The J.M. Smucker Co.	33,000	4,022,700
Toyo Sugar Refining Co. Ltd.	2,100,000	2,285,818
Valsoia SpA	85,000	1,685,435
Want Want China Holdings Ltd.	3,300,000	2,230,757
		195,024,393
Personal Products - 0.7%
Asaleo Care Ltd.	1,000,000	1,064,000
Hengan International Group Co. Ltd.	2,000,000	15,260,921
Sarantis SA	1,200,000	17,472,888
USANA Health Sciences, Inc. (c)	925,000	52,817,500
		86,615,309
Tobacco - 0.3%
KT&G Corp.	315,000	32,064,361

TOTAL CONSUMER STAPLES		804,688,822

ENERGY - 3.2%
Energy Equipment & Services - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	1,451,775
Atwood Oceanics, Inc. (c)	1,600,000	12,576,000
Baker Hughes, a GE Co.	159,500	5,883,955
Carbo Ceramics, Inc. (a)(b)(c)	2,360,200	16,686,614
Geospace Technologies Corp. (c)	588,000	9,049,320
Gulfmark Offshore, Inc. Class A (c)	162,530	25,192
High Arctic Energy Services, Inc.	25,000	75,396
National Oilwell Varco, Inc.	200,000	6,542,000
Oceaneering International, Inc.	450,800	11,563,020
Prosafe ASA (a)(c)	200,000	775,800
Shinko Plantech Co. Ltd.	1,700,000	14,541,249
Tecnicas Reunidas SA	200,000	7,094,513
		86,264,834
Oil, Gas & Consumable Fuels - 2.5%
Alvopetro Energy Ltd. (c)	2,800,000	471,626
Baytex Energy Corp. (a)(c)	600,000	1,684,379
Bonavista Energy Corp.	50,000	125,526
Chevron Corp.	427,900	46,722,401
China Petroleum & Chemical Corp. (H Shares)	41,500,000	31,459,818
ConocoPhillips Co.	1,377,000	62,474,490
Contango Oil & Gas Co. (c)	250,000	1,500,000
Enagas SA	3,000,000	84,825,189
EQT Midstream Partners LP	7,500	582,975
Fuji Kosan Co. Ltd.	105,000	560,025
Husky Energy, Inc. (c)	400,000	4,629,637
Imperial Oil Ltd.	54,600	1,566,944
International Seaways, Inc. (c)	5,000	114,050
Motor Oil (HELLAS) Corinth Refineries SA	300,000	6,765,417
Murphy Oil Corp.	1,000,000	26,580,000
Oil & Natural Gas Corp. Ltd.	9,500,000	25,074,790
San-Ai Oil Co. Ltd.	200,000	2,033,652
Ship Finance International Ltd. (NY Shares) (a)	10,000	136,000
Thai Oil PCL (For. Reg.)	500,000	1,288,447
Total SA sponsored ADR (a)	100,000	5,067,000
Tsakos Energy Navigation Ltd.	450,000	2,218,500
World Fuel Services Corp.	350,000	11,319,000
		317,199,866

TOTAL ENERGY		403,464,700

FINANCIALS - 14.3%
Banks - 4.7%
Bank of Kyoto Ltd.	10,000	95,968
Cambridge Bancorp	5,000	327,250
Central Valley Community Bancorp	25,000	549,500
Citizens Financial Services, Inc.	12,726	687,204
Credit Agricole Atlantique Vendee	7,000	965,472
Erste Group Bank AG	5,000	207,846
F & M Bank Corp.	131,632	3,981,868
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/14/17 (c)(d)	325,000	1,895,920
Gunma Bank Ltd.	5,100,000	29,930,609
Hiroshima Bank Ltd.	2,000,000	8,562,747
JPMorgan Chase & Co.	1,363,400	125,160,120
Mitsubishi UFJ Financial Group, Inc.	17,000,000	107,849,912
Nordea Bank AB	100,000	1,262,107
OFG Bancorp	1,761,516	17,703,236
Ogaki Kyoritsu Bank Ltd.	600,000	1,736,133
Skandiabanken ASA	500,000	5,627,730
Sparebank 1 Oestlandet (a)	1,000,000	10,651,354
Sumitomo Mitsui Financial Group, Inc.	4,000,000	154,343,230
The Keiyo Bank Ltd.	1,000,000	4,236,020
The Mie Bank Ltd.	162,668	3,644,519
The San-In Godo Bank Ltd.	1,500,000	12,204,635
Unicaja Banco SA	6,000,000	8,729,341
Van Lanschot NV (Bearer)	81,300	2,412,329
Wells Fargo & Co.	1,189,200	64,145,448
Yamaguchi Financial Group, Inc.	1,700,000	20,030,840
		586,941,338
Capital Markets - 1.3%
ABG Sundal Collier ASA	1,500,000	1,039,699
Apollo Global Management LLC Class A	396,300	11,136,030
Ares Capital Corp.	402,400	6,595,336
BinckBank NV (a)	109,000	600,138
Edify SA (c)	10,068	636,567
FactSet Research Systems, Inc.	1,000	167,220
Franklin Resources, Inc.	150,000	6,717,000
Goldman Sachs Group, Inc.	100,000	22,533,000
MLP AG	1,000,000	7,327,722
Morgan Stanley	672,200	31,526,180
T. Rowe Price Group, Inc.	25,000	2,068,000
The Blackstone Group LP	2,155,700	72,108,165
TPG Specialty Lending, Inc.	111,200	2,308,512
		164,763,569
Consumer Finance - 0.9%
Credit Corp. Group Ltd.	52,450	711,642
Discover Financial Services	800,000	48,752,000
Synchrony Financial	1,800,000	54,576,000
		104,039,642
Diversified Financial Services - 1.3%
Fuyo General Lease Co. Ltd.	550,000	32,278,108
IBJ Leasing Co. Ltd.	200,000	4,762,121
Kyushu Railway Co.	260,000	8,572,724
NICE Holdings Co. Ltd.	225,000	3,324,970
Ricoh Leasing Co. Ltd.	1,070,000	37,415,302
Scandinavian Tobacco Group A/S	400,000	6,456,286
Tokyo Century Corp.	1,500,000	63,948,478
Varex Imaging Corp. (c)	100,000	3,085,000
		159,842,989
Insurance - 5.9%
AFLAC, Inc.	2,000,000	159,500,000
April	1,129,000	17,374,633
ASR Nederland NV	1,000,000	37,822,410
Assurant, Inc.	200,000	21,054,000
Chubb Ltd.	498,300	72,981,018
Dongbu Insurance Co. Ltd.	1,250,000	89,402,510
Genworth Financial, Inc. Class A (c)	6,400,000	21,952,000
Hannover Reuck SE	40,000	5,052,458
Hyundai Fire & Marine Insurance Co. Ltd.	375,000	15,201,775
Kansas City Life Insurance Co.	2,000	100,000
MetLife, Inc.	3,337,800	183,579,000
National Western Life Group, Inc.	13,000	4,375,670
NN Group NV	1,600,000	64,948,003
Prudential Financial, Inc.	222,300	25,171,029
Sony Financial Holdings, Inc.	1,000,000	17,334,119
		735,848,625
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	149,000	1,473,610
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	189,300	2,898,439
Genworth MI Canada, Inc. (a)	450,000	13,127,331
Genworth Mortgage Insurance Ltd.	3,250,899	7,828,165
Hingham Institution for Savings	10,100	1,786,690
		25,640,625

TOTAL FINANCIALS		1,778,550,398

HEALTH CARE - 20.9%
Biotechnology - 7.6%
AbbVie, Inc.	1,250,000	87,387,500
Amgen, Inc.	1,775,000	309,755,250
Biocon Ltd.	50,000	299,704
Biogen, Inc. (c)	500,000	144,795,000
Bioverativ, Inc.	210,000	13,013,700
Cell Biotech Co. Ltd.	150,000	4,761,437
Essex Bio-Technology Ltd.	1,494,000	812,913
Gilead Sciences, Inc.	1,816,600	138,225,094
United Therapeutics Corp. (c)	1,900,000	243,960,000
		943,010,598
Health Care Equipment & Supplies - 0.7%
A&T Corp.	42,600	347,771
Ansell Ltd.	500,000	8,788,000
Create Medic Co. Ltd.	27,600	247,097
Daiken Medical Co. Ltd.	10,000	71,568
Fukuda Denshi Co. Ltd.	480,800	35,761,803
Kawasumi Laboratories, Inc.	100,000	634,949
Medikit Co. Ltd.	35,000	1,682,616
Microlife Corp.	800,000	1,864,006
Nakanishi, Inc.	250,000	10,488,004
Pacific Hospital Supply Co. Ltd.	200,000	509,689
Paramount Bed Holdings Co. Ltd.	75,000	3,421,924
St.Shine Optical Co. Ltd.	900,000	18,527,528
TaiDoc Technology Corp.	149,999	516,305
Value Added Technologies Co. Ltd.	75,000	2,076,013
Vieworks Co. Ltd.	20,000	875,051
		85,812,324
Health Care Providers & Services - 9.8%
Aetna, Inc.	1,250,000	192,887,500
Almost Family, Inc. (c)	100,000	4,945,000
Amedisys, Inc. (c)	675,000	31,968,000
Anthem, Inc.	2,761,300	514,181,676
Chemed Corp.	250,000	49,375,000
EBOS Group Ltd.	487,300	6,620,258
Excelsior Medical Co. Ltd.	200,000	318,059
Humana, Inc.	500,000	115,600,000
Laboratory Corp. of America Holdings (c)	10,000	1,589,100
Lifco AB	100,018	3,333,603
Life Healthcare Group Ltd.	332,376	622,208
MEDNAX, Inc. (c)	150,000	7,047,000
Quest Diagnostics, Inc.	250,000	27,077,500
Saint-Care Holding Corp.	90,200	1,426,902
Ship Healthcare Holdings, Inc.	25,000	768,742
Sigma Healthcare Ltd.	6,500,000	4,992,000
Tokai Corp.	96,800	4,280,466
Uchiyama Holdings Co. Ltd.	775,000	3,268,856
UnitedHealth Group, Inc.	1,300,000	249,353,000
Universal Health Services, Inc. Class B	25,000	2,770,750
		1,222,425,620
Health Care Technology - 0.1%
Cegedim SA (c)	14,867	568,466
Pharmagest Interactive	275,000	13,624,058
		14,192,524
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd. (c)	350,000	3,669,601
ICON PLC (c)	160,000	16,792,000
		20,461,601
Pharmaceuticals - 2.5%
Apex Healthcare Bhd	750,000	826,813
AstraZeneca PLC sponsored ADR	800,000	24,144,000
Biofermin Pharmaceutical Co. Ltd.	100,000	2,775,636
Bliss Gvs Pharma Ltd. (c)	100,000	255,453
Bristol-Myers Squibb Co.	213,800	12,165,220
Dawnrays Pharmaceutical Holdings Ltd.	4,000,000	2,406,924
DongKook Pharmaceutical Co. Ltd.	83,000	4,461,509
Genomma Lab Internacional SA de CV (c)	5,000,000	6,428,872
GlaxoSmithKline PLC	82,200	1,636,353
Indivior PLC	2,700,000	13,679,539
Johnson & Johnson	860,900	114,258,648
Kaken Pharmaceutical Co. Ltd.	10,000	533,358
Korea United Pharm, Inc.	130,000	2,338,975
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	18,065,334
Lee's Pharmaceutical Holdings Ltd.	6,760,000	5,357,249
Luye Pharma Group Ltd.	2,500,000	1,417,909
Nippon Chemiphar Co. Ltd.	26,810	1,259,702
Novo Nordisk A/S Series B sponsored ADR	250,000	10,600,000
Orient Europharma Co. Ltd.	200,000	456,734
PT Tempo Scan Pacific Tbk	500,000	72,613
Sanofi SA sponsored ADR	200,000	9,472,000
SciClone Pharmaceuticals, Inc. (c)	5,000	54,750
Stallergenes Greer PLC (c)	104,976	4,461,314
Syngen Biotech Co. Ltd.	50,000	212,646
Taro Pharmaceutical Industries Ltd. (a)(c)	350,000	40,015,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	280,200	9,014,034
Towa Pharmaceutical Co. Ltd.	150,000	7,252,030
Tsumura & Co.	407,300	15,867,872
Vetoquinol SA	10,000	621,495
		310,112,482

TOTAL HEALTH CARE		2,596,015,149

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.0%
Austal Ltd.	300,000	433,200
Kongsberg Gruppen ASA	10,000	169,786
Orbital ATK, Inc.	5,000	510,900
Senior Engineering Group PLC	100,000	327,739
SIFCO Industries, Inc. (c)	36,000	241,200
The Lisi Group	5,000	241,051
		1,923,876
Air Freight & Logistics - 0.5%
AIT Corp. (a)	900,000	8,792,235
C.H. Robinson Worldwide, Inc.	46,800	3,070,080
CTI Logistics Ltd.	421,930	313,916
Onelogix Group Ltd.	4,000,000	789,149
SBS Co. Ltd.	275,000	2,100,322
United Parcel Service, Inc. Class B	450,000	49,630,500
		64,696,202
Airlines - 0.0%
Allegiant Travel Co.	6,900	891,825
WestJet Airlines Ltd.	10,000	199,318
		1,091,143
Building Products - 0.2%
InnoTec TSS AG	50,000	1,048,314
KVK Corp.	112,000	852,356
Miyako, Inc.	6,100	48,581
Nihon Dengi Co. Ltd.	250,000	6,533,176
Noda Corp. (a)	250,000	2,328,904
Sekisui Jushi Corp.	550,000	10,007,710
Sunspring Metal Corp.	100,000	136,193
		20,955,234
Commercial Services & Supplies - 0.8%
Aeon Delight Co. Ltd.	170,000	5,682,344
Asia File Corp. Bhd	3,525,600	2,717,384
Calian Technologies Ltd.	309,000	6,934,686
Civeo Corp. (c)	2,944,500	5,682,885
CMC Corp.	5,000	190,485
Fursys, Inc.	200,000	5,973,561
KAR Auction Services, Inc.	450,000	18,918,000
Matsuda Sangyo Co. Ltd.	150,000	2,036,827
Mitie Group PLC	2,000,000	7,024,486
Nippon Kanzai Co. Ltd.	20,000	359,926
Prestige International, Inc.	1,811,400	19,848,258
Riverstone Holdings Ltd.	100,000	77,851
VSE Corp.	330,000	17,110,500
		92,557,193
Construction & Engineering - 0.4%
Arcadis NV	500,000	10,230,991
Astaldi SpA	300,000	1,999,438
Boustead Projs. Pte Ltd.	2,549,475	1,759,037
Boustead Singapore Ltd.	6,570,060	4,605,805
Daiichi Kensetsu Corp.	275,000	3,342,555
Geumhwa PSC Co. Ltd.	1,000	33,573
Hokuriku Electrical Construction Co. Ltd.	25,000	215,203
Joban Kaihatsu Co. Ltd.	50,000	309,311
Kawasaki Setsubi Kogyo Co. Ltd.	43,000	155,236
Meisei Industrial Co. Ltd.	600,000	3,891,333
Monadelphous Group Ltd.	10,000	121,840
Nippon Rietec Co. Ltd.	925,100	10,917,095
Shinnihon Corp.	75,000	611,592
Sumitomo Densetsu Co. Ltd.	175,000	2,789,015
Toshiba Plant Systems & Services Corp.	600,000	9,774,593
Watanabe Sato Co. Ltd.	225,000	1,144,950
		51,901,567
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	32,900	910,200
Aros Quality Group AB	853,205	24,463,940
Canare Electric Co. Ltd.	95,000	2,141,367
Eaton Corp. PLC	320,800	25,102,600
Hammond Power Solutions, Inc. Class A	450,000	2,649,288
Holding Co. ADMIE IPTO SA (c)	25,000	60,374
Iwabuchi Corp.	5,000	278,924
Somfy SA	40,000	3,785,792
Terasaki Electric Co. Ltd.	60,000	761,939
		60,154,424
Industrial Conglomerates - 0.1%
Carr's Group PLC	3,572,500	6,728,602
Mytilineos Holdings SA (c)	300,000	2,983,176
Nolato AB Series B	35,000	1,536,761
Reunert Ltd.	300,000	1,637,181
		12,885,720
Machinery - 1.0%
Castings PLC	75,000	457,667
Conrad Industries, Inc.	1,000	18,250
Daihatsu Diesel Manufacturing Co. Ltd. (b)	3,184,000	20,621,126
Daiwa Industries Ltd.	1,000,000	11,420,019
Fuji Latex Co. Ltd.	168,000	496,784
Fujimak Corp. (b)	395,000	7,735,544
Fukushima Industries Corp.	75,000	3,115,788
Global Brass & Copper Holdings, Inc.	250,000	8,012,500
Haitian International Holdings Ltd.	3,750,000	10,754,340
Hy-Lok Corp.	100,000	2,058,155
Ihara Science Corp.	200,000	3,925,802
Jaya Holdings Ltd.	1,157,500	73,457
Koike Sanso Kogyo Co. Ltd.	310,000	866,071
Luxfer Holdings PLC sponsored ADR	50,000	635,000
Mitsuboshi Belting Ltd.	25,000	286,181
Momentum Group AB Class B (c)	525,000	5,413,343
Nakano Refrigerators Co. Ltd.	58,700	1,855,590
Nansin Co. Ltd.	100,000	616,808
Sakura Rubber Co. Ltd.	192,000	754,102
Sansei Co. Ltd. (b)	711,000	1,567,173
Semperit AG Holding (a)	350,000	10,698,001
SIMPAC, Inc. (b)	2,325,000	9,611,942
Suzumo Machinery Co. Ltd.	10,000	257,155
Teikoku Sen-I Co. Ltd.	700,000	12,749,785
Tocalo Co. Ltd.	100,000	3,823,303
Yamada Corp.	223,000	817,198
		118,641,084
Marine - 0.1%
Japan Transcity Corp.	1,400,000	5,422,468
Nippon Concept Corp.	25,000	282,553
SITC International Holdings Co. Ltd.	200,000	166,436
		5,871,457
Professional Services - 1.8%
ABIST Co. Ltd.	133,300	5,362,470
Akka Technologies SA	840,077	45,885,452
Bertrandt AG (a)	210,000	20,024,569
Career Design Center Co. Ltd.	110,000	1,369,949
CBIZ, Inc. (c)	828,153	12,298,072
Dun & Bradstreet Corp.	800,000	88,608,000
Harvey Nash Group PLC	300,000	384,440
McMillan Shakespeare Ltd.	2,592,772	29,765,023
Robert Half International, Inc.	400,000	18,100,000
SHL-JAPAN Ltd.	20,800	766,946
WDB Holdings Co. Ltd.	210,000	4,398,295
		226,963,216
Road & Rail - 0.6%
Autohellas SA (b)	636,553	15,485,482
Daqin Railway Co. Ltd. (A Shares)	36,000,867	46,830,483
Hamakyorex Co. Ltd.	92,000	2,434,251
Higashi Twenty One Co. Ltd.	200,000	691,188
NANSO Transport Co. Ltd.	41,000	417,271
Nikkon Holdings Co. Ltd.	100,000	2,367,454
SENKO Co. Ltd.	200,000	1,362,420
STEF-TFE Group	15,000	1,666,494
Tohbu Network Co. Ltd.	135,000	1,389,859
Utoc Corp.	1,500,000	6,068,302
		78,713,204
Trading Companies & Distributors - 3.2%
AerCap Holdings NV (c)	675,000	33,142,500
Bergman & Beving AB (B Shares)	525,000	6,502,514
Canox Corp.	304,300	2,710,532
Green Cross Co. Ltd.	204,700	3,579,859
HERIGE	60,000	2,742,391
Houston Wire & Cable Co. (b)	1,348,500	7,753,875
Howden Joinery Group PLC	225,000	1,261,379
iMarketKorea, Inc.	35,000	398,461
Itochu Corp.	16,500,000	258,998,141
Kamei Corp.	1,749,993	25,032,781
Lumax International Corp. Ltd.	150,000	264,608
Meiwa Corp.	1,300,000	5,164,860
Mitani Shoji Co. Ltd.	650,000	25,617,942
Narasaki Sangyo Co. Ltd.	45,000	125,720
Pla Matels Corp.	160,200	940,173
Rasa Corp.	100,000	825,434
Sakai Trading Co. Ltd.	96,000	285,618
Shinsho Corp.	100,000	2,647,739
Yamazen Co. Ltd.	50,000	513,856
Yuasa Trading Co. Ltd.	550,000	17,635,720
		396,144,103
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	43,700	255,671
Meiko Transportation Co. Ltd.	27,000	306,136
Qingdao Port International Co. Ltd.	5,000,000	2,829,416
		3,391,223

TOTAL INDUSTRIALS		1,135,889,646

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	5,636,800	177,277,360
EVS Broadcast Equipment SA	5,000	203,170
HF Co.	225,000	2,479,765
SerComm Corp.	125,000	316,487
		180,276,782
Electronic Equipment & Components - 0.9%
AAC Technology Holdings, Inc.	250,000	3,363,932
Daido Signal Co. Ltd.	274,000	1,327,189
Dell Technologies, Inc. (c)	184,400	11,851,388
Elematec Corp.	400,000	7,252,937
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,500,000	9,722,153
Intelligent Digital Integrated Security Co. Ltd.	129,285	935,062
ITC Networks Corp.	5,000	82,362
Lacroix SA (b)	376,493	10,250,925
Lagercrantz Group AB (B Shares)	10,000	113,020
Macnica Fuji Electronics Holdings, Inc.	800,000	12,749,785
Makus, Inc.	300,000	992,468
New Cosmos Electric Co. Ltd.	15,000	203,819
PAX Global Technology Ltd.	3,000,000	1,989,553
Redington India Ltd.	2,261,800	5,252,747
Riken Kieki Co. Ltd.	550,000	10,411,810
Shibaura Electronics Co. Ltd.	233,200	7,868,874
Simplo Technology Co. Ltd.	2,200,000	6,990,021
TE Connectivity Ltd.	193,900	15,587,621
VST Holdings Ltd.	20,443,500	5,444,062
		112,389,728
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (c)	100,000	4,714,000
Alphabet, Inc. Class A (c)	30,000	28,365,000
Aucnet, Inc.	32,700	419,706
AuFeminin.com SA (c)	125,018	3,864,184
CROOZ, Inc. (a)	55,000	1,434,305
F@N Communications, Inc.	500,000	4,580,707
GMO Internet, Inc.	5,000	64,538
GMO Pepabo, Inc. (a)	35,000	1,057,191
Kakaku.com, Inc.	350,000	4,943,081
mixi, Inc.	10,000	550,592
XLMedia PLC	100,000	169,543
Yahoo! Japan Corp.	5,000,000	22,676,765
YY, Inc. ADR (c)	650,000	46,475,000
Zappallas, Inc. (b)	1,100,000	5,068,711
		124,383,323
IT Services - 4.4%
All for One Steeb AG	10,000	769,470
Amdocs Ltd.	1,250,000	83,962,500
Avant Corp.	63,000	909,184
Cielo SA	600,000	5,021,887
Computer Services, Inc.	5,000	245,000
Comture Corp.	5,000	229,035
Data#3 Ltd.	500,001	712,001
Dimerco Data System Corp.	425,000	519,039
E-Credible Co. Ltd.	157,321	1,875,319
eClerx Services Ltd.	129,101	2,611,087
Enea Data AB	64,113	613,432
Estore Corp.	500,000	3,592,000
Future Corp.	450,000	3,640,981
IFIS Japan Ltd.	10,000	63,404
Korea Information & Communication Co. Ltd. (c)	325,000	3,322,737
Leidos Holdings, Inc.	29,400	1,571,136
Neurones	10,000	341,526
Nice Information & Telecom, Inc.	125,000	2,734,534
Paysafe Group PLC (c)	50,000	389,223
Persistent Systems Ltd.	125,000	1,259,349
Shinsegae Information & Communication Co. Ltd.	20,000	1,471,514
Societe Pour L'Informatique Industrielle SA	174,000	4,624,278
Softcreate Co. Ltd.	25,000	328,813
Sopra Steria Group	550,000	95,091,694
Tessi SA	199,798	36,568,492
The Western Union Co.	14,170,000	279,857,500
TravelSky Technology Ltd. (H Shares)	350,000	927,562
Wipro Ltd.	1,942,184	8,728,934
		541,981,631
Semiconductors & Semiconductor Equipment - 0.5%
e-LITECOM Co. Ltd.	50,000	416,096
KLA-Tencor Corp.	19,600	1,815,548
Kyosha Co. Ltd.	50,000	223,139
Miraial Co. Ltd. (b)	631,900	6,075,686
Phison Electronics Corp.	100,000	1,390,061
Qualcomm, Inc.	811,000	43,137,090
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	375,000	13,485,000
		66,542,620
Software - 0.5%
eBase Co. Ltd.	60,000	1,025,353
Ebix, Inc.	318,700	18,404,925
GAMEVIL, Inc. (c)	15,000	737,989
InfoVine Co. Ltd.	63,600	1,544,661
init innovation in traffic systems AG	30,000	582,074
Jastec Co. Ltd.	100,000	1,188,263
Justplanning, Inc.	111,200	752,462
KPIT Cummins Infosystems Ltd.	1,800,000	3,588,501
KSK Co., Ltd.	121,900	1,609,927
Linedata Services	10,000	582,430
Microsoft Corp.	400,000	29,080,000
Sinosoft Tech Group Ltd. (a)	3,000,000	902,596
Toho System Science Co. Ltd.	10,200	67,448
Uchida Esco Co. Ltd. (b)	315,400	3,627,622
Zensar Technologies Ltd.	100,000	1,246,884
		64,941,135
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	150,000	22,309,500
Bluecom Co. Ltd.	55,000	420,873
Hewlett Packard Enterprise Co.	6,700,000	117,317,000
HP, Inc.	7,100,000	135,610,000
Seagate Technology LLC	1,500,000	49,440,000
TPV Technology Ltd.	25,000,000	5,857,275
		330,954,648

TOTAL INFORMATION TECHNOLOGY		1,421,469,867

MATERIALS - 1.9%
Chemicals - 1.3%
Bloomage BioTechnology Corp. Ltd. (a)	2,785,000	5,212,872
C. Uyemura & Co. Ltd.	175,000	10,048,075
CF Industries Holdings, Inc.	265,400	7,789,490
Chokwang Paint Ltd.	50,000	517,887
Chugoku Marine Paints Ltd.	850,000	6,630,686
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	50,000	419,067
Daishin-Chemical Co. Ltd. (b)	321,395	4,757,736
Fuso Chemical Co. Ltd.	234,500	7,817,021
Green Seal Holding Ltd.	55,000	161,098
Hannong Chemicals, Inc. (b)	1,288,000	5,566,323
Isamu Paint Co. Ltd.	56,000	304,776
K&S AG (a)	850,000	22,132,029
KH Neochem Co. Ltd.	50,000	1,022,722
Koatsu Gas Kogyo Co. Ltd.	100,000	743,798
KPC Holdings Corp.	12,000	717,899
KPX Green Chemical Co. Ltd.	50,000	201,128
Kuriyama Holdings Corp.	100,000	1,957,458
LyondellBasell Industries NV Class A	148,300	13,360,347
Nippon Soda Co. Ltd.	800,000	4,513,583
NOF Corp.	150,000	2,040,909
Potash Corp. of Saskatchewan, Inc.	300,000	5,365,951
Scientex Bhd	4,000,000	8,090,622
Soda Aromatic Co. Ltd.	150,000	1,545,648
T&K Toka Co. Ltd.	300,000	3,298,109
Tae Kyung Industrial Co. Ltd.	704,644	3,145,915
Toho Acetylene Co. Ltd.	225,000	3,604,245
Vivimed Labs Ltd. (c)	100,000	194,297
Yara International ASA	925,000	36,857,183
Yip's Chemical Holdings Ltd.	2,408,000	1,001,946
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,200,000	5,992,487
		165,011,307
Construction Materials - 0.1%
Ibstock PLC	500,000	1,682,235
Mitani Sekisan Co. Ltd.	326,000	7,673,545
RHI AG	10,000	377,869
		9,733,649
Containers & Packaging - 0.1%
Chuoh Pack Industry Co. Ltd.	12,000	138,673
Mayr-Melnhof Karton AG	100,000	13,199,370
		13,338,043
Metals & Mining - 0.4%
Alconix Corp.	9,000	178,131
Ausdrill Ltd.	10,700,000	16,649,200
Chubu Steel Plate Co. Ltd.	379,600	2,523,895
CI Resources Ltd.	85,263	105,726
CK-SAN-ETSU Co. Ltd.	78,500	1,745,948
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,284,000
Handy & Harman Ltd. (c)	100,000	3,310,000
Labrador Iron Ore Royalty Corp.	50,000	690,596
Mount Gibson Iron Ltd. (c)	11,000,000	3,916,000
Orvana Minerals Corp. (c)	50,000	11,229
Pacific Metals Co. Ltd. (a)(c)	7,000,000	18,794,503
Teck Resources Ltd. Class B (sub. vtg.)	10,000	217,044
		52,426,272

TOTAL MATERIALS		240,509,271

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Crown Castle International Corp.	175,300	17,631,674
Duke Realty Corp.	200,000	5,718,000
First Potomac Realty Trust	438,100	4,876,053
Piedmont Office Realty Trust, Inc. Class A	413,500	8,687,635
Public Storage	60,000	12,334,200
Sabra Health Care REIT, Inc. (a)	101,100	2,345,520
Ventas, Inc.	66,700	4,492,245
		56,085,327
Real Estate Management & Development - 0.2%
CRE, Inc.	5,000	69,754
HFF, Inc.	10,000	367,200
Japan Corporate Housing Service, Inc.	25,000	161,912
Lai Sun Garment (International) Ltd.	1,018,709	448,656
Leopalace21 Corp.	500,000	3,569,323
Nisshin Fudosan Co. Ltd. (b)	2,725,000	15,201,370
		19,818,215

TOTAL REAL ESTATE		75,903,542

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,217,300	47,474,700
Verizon Communications, Inc.	1,522,200	73,674,480
		121,149,180
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	235,700	8,284,616

TOTAL TELECOMMUNICATION SERVICES		129,433,796

UTILITIES - 1.3%
Electric Utilities - 0.8%
EVN AG	10,000	153,125
Exelon Corp.	1,935,800	74,218,572
Public Power Corp. of Greece (c)	25,000	66,293
Southern Co.	352,300	16,885,739
		91,323,729
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	101,515	3,467,120
GAIL India Ltd.	5,500,000	32,286,148
Hokuriku Gas Co.	39,000	1,009,978
K&O Energy Group, Inc.	75,000	1,146,991
Keiyo Gas Co. Ltd.	50,000	253,980
Rubis (a)	20,592	1,310,497
Seoul City Gas Co. Ltd.	82,820	6,448,503
YESCO Co. Ltd.	235,000	8,036,627
		53,959,844
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	140,800	1,574,144
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	250,000	11,242,500
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	317,297

TOTAL UTILITIES		158,417,514

TOTAL COMMON STOCKS
(Cost $8,875,716,422)		11,356,995,417

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	187,159
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	7,858,656
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,509,708)		8,045,815

Money Market Funds - 10.9%
Fidelity Cash Central Fund, 1.11% (e)	1,024,059,916	1,024,264,728
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	334,825,451	334,858,934
TOTAL MONEY MARKET FUNDS
(Cost $1,359,103,780)		1,359,123,662
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $10,239,329,910)		12,724,164,894
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(313,839,197)
NET ASSETS - 100%		$12,410,325,697

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,895,920 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,521,909
Fidelity Securities Lending Cash Central Fund	4,888,522
Total	$10,410,431

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases*	Sales Proceeds	Dividend Income	Value, end of period
Amedisys, Inc.	$117,810,000	$--	$86,793,399	$--	$--
Autohellas SA	7,465,052	698,928	--	503,312	15,485,482
Carbo Ceramics, Inc.	--	15,421,993	--	--	16,686,614
CBIZ, Inc.	30,268,000	--	29,432,975	--	--
Chori Co. Ltd.	21,454,810	2,374,586	--	478,914	29,056,084
Daihatsu Diesel Manufacturing Co. Ltd.	17,807,163	--	--	387,313	20,621,126
Daishin-Chemical Co. Ltd.	2,748,995	1,046,930	--	92,565	4,757,736
Fossil Group, Inc.	26,070,000	33,917,235	--	--	41,062,500
Fuji Corp.	9,845,160	--	--	150,119	11,012,124
Fujimak Corp.	1,194,480	3,249,280	--	50,430	7,735,544
G-Tekt Corp.	38,160,465	1,806,038	--	766,265	50,445,825
Gendai Agency, Inc.	4,353,168	--	--	180,782	4,356,207
GNC Holdings, Inc. Class A	--	42,901,061	--	15,000	56,485,596
Guess?, Inc.	51,520,000	26,727,915	565,983	3,668,355	75,797,628
Gulfmark Offshore, Inc. Class A	7,290,600	75,000	764,437	--	--
Gwangju Shinsegae Co. Ltd.	21,831,698	--	--	83,805	21,344,833
Hannong Chemicals, Inc.	4,774,443	--	--	97,993	5,566,323
Houston Wire & Cable Co.	--	8,775,418	--	--	7,753,875
Jinro Distillers Co. Ltd.	10,899,806	1,368,745	--	314,177	12,246,815
Lacroix SA	7,176,672	--	--	135,758	10,250,925
MegaStudy Co. Ltd.	10,972,336	--	--	176,346	9,770,132
MegaStudyEdu Co. Ltd.	8,884,436	--	--	143,079	6,599,812
Miraial Co. Ltd.	4,502,855	--	--	51,118	6,075,686
Nisshin Fudosan Co. Ltd.	8,878,686	668,654	--	316,273	15,201,370
Sansei Co. Ltd.	1,041,822	345,210	--	38,926	1,567,173
Satsudora Holdings Co. Ltd. (formerly Sapporo Drug Store Co. Ltd.)	8,289,984	--	--	110,677	7,252,937
SIMPAC, Inc.	10,801,806	--	--	157,819	9,611,942
TBK Co. Ltd.	6,623,944	--	--	245,490	8,114,654
Treasure Factory Co. Ltd.	7,938,429	--	--	118,525	6,579,663
Uchida Esco Co. Ltd.	2,414,074	--	--	63,353	3,627,622
Yorozu Corp.	26,169,214	2,628,565	--	814,044	31,262,642
Zappallas, Inc.	3,937,668	--	--	44,581	5,068,711
Total	$481,125,766	$142,005,558	$117,556,794	$9,205,019	$501,397,581

 * Includes the value of securities received through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,612,652,712	$2,611,728,765	$923,947	$--
Consumer Staples	804,688,822	804,688,815	--	7
Energy	403,464,700	372,004,882	31,459,818	--
Financials	1,778,550,398	1,514,461,336	264,089,062	--
Health Care	2,596,015,149	2,594,378,796	1,636,353	--
Industrials	1,136,076,805	1,136,076,805	--	--
Information Technology	1,421,469,867	1,421,469,867	--	--
Materials	248,367,927	248,367,927	--	--
Real Estate	75,903,542	75,903,542	--	--
Telecommunication Services	129,433,796	129,433,796	--	--
Utilities	158,417,514	158,417,514	--	--
Money Market Funds	1,359,123,662	1,359,123,662	--	--
Total Investments in Securities:	$12,724,164,894	$12,426,055,707	$298,109,180	$7

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$629,961
Level 2 to Level 1	$1,072,821,854

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.2%
Japan	16.4%
Korea (South)	4.3%
United Kingdom	3.1%
France	2.3%
Netherlands	1.7%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	12.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (including securities loaned of $319,339,596) — See accompanying schedule: Unaffiliated issuers (cost $8,312,193,038)	$10,863,643,651
Fidelity Central Funds (cost $1,359,103,780)	1,359,123,662
Other affiliated issuers (cost $568,033,092)	501,397,581
Total Investments (cost $10,239,329,910)		$12,724,164,894
Receivable for investments sold		25,355,322
Receivable for fund shares sold		2,670,678
Dividends receivable		7,801,872
Distributions receivable from Fidelity Central Funds		1,417,305
Other receivables		16,201
Total assets		12,761,426,272
Liabilities
Payable to custodian bank	$406,543
Payable for investments purchased	10,138,929
Payable for fund shares redeemed	2,938,591
Other payables and accrued expenses	2,763,125
Collateral on securities loaned	334,853,387
Total liabilities		351,100,575
Net Assets		$12,410,325,697
Net Assets consist of:
Paid in capital		$9,547,542,282
Undistributed net investment income		89,540,306
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		290,943,814
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,482,299,295
Net Assets		$12,410,325,697
Series Intrinsic Opportunities:
Net Asset Value, offering price and redemption price per share ($4,948,388,577 ÷ 286,030,626 shares)		$17.30
Class F:
Net Asset Value, offering price and redemption price per share ($7,461,937,120 ÷ 430,765,889 shares)		$17.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Dividends (including $9,205,019 earned from other affiliated issuers)		$158,910,491
Income from Fidelity Central Funds		10,410,431
Total income		169,320,922
Expenses
Management fee
Basic fee	$35,609,853
Performance adjustment	(3,459,588)
Transfer agent fees	3,946,962
Accounting and security lending fees	1,016,356
Custodian fees and expenses	658,047
Independent trustees' fees and expenses	32,393
Audit	59,645
Legal	19,133
Miscellaneous	63,214
Total expenses before reductions	37,946,015
Expense reductions	(115,303)	37,830,712
Net investment income (loss)		131,490,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	322,784,864
Fidelity Central Funds	100,967
Other affiliated issuers	57,956,519
Foreign currency transactions	(951,273)
Total net realized gain (loss)		379,891,077
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $2,472,916)	963,288,204
Assets and liabilities in foreign currencies	108,897
Total change in net unrealized appreciation (depreciation)		963,397,101
Net gain (loss)		1,343,288,178
Net increase (decrease) in net assets resulting from operations		$1,474,778,388

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,490,210	$87,925,156
Net realized gain (loss)	379,891,077	(44,739,155)
Change in net unrealized appreciation (depreciation)	963,397,101	29,082,263
Net increase (decrease) in net assets resulting from operations	1,474,778,388	72,268,264
Distributions to shareholders from net investment income	(102,338,705)	(103,150,030)
Distributions to shareholders from net realized gain	(18,472,180)	(239,019,097)
Total distributions	(120,810,885)	(342,169,127)
Share transactions - net increase (decrease)	3,954,188,911	974,036,633
Total increase (decrease) in net assets	5,308,156,414	704,135,770
Net Assets
Beginning of period	7,102,169,283	6,398,033,513
End of period	$12,410,325,697	$7,102,169,283
Other Information
Undistributed net investment income end of period	$89,540,306	$52,549,880

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Intrinsic Opportunities Fund

Years ended July 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$14.80	$15.58	$14.47	$12.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.18	.24C	.21	.12
Net realized and unrealized gain (loss)	2.50	(.16)	1.49	1.84	2.69
Total from investment operations	2.73	.02	1.73	2.05	2.81
Distributions from net investment income	(.19)	(.23)	(.21)	(.15)	(.03)
Distributions from net realized gain	(.04)	(.58)	(.42)	(.21)	–
Total distributions	(.23)	(.80)D	(.62)E	(.36)	(.03)
Net asset value, end of period	$17.30	$14.80	$15.58	$14.47	$12.78
Total ReturnF,G	18.69%	.43%	12.35%	16.35%	28.19%
Ratios to Average Net AssetsH,I
Expenses before reductions	.52%	.79%	.82%	.81%	.81%J
Expenses net of fee waivers, if any	.52%	.79%	.82%	.81%	.81%J
Expenses net of all reductions	.52%	.79%	.82%	.81%	.79%J
Net investment income (loss)	1.48%	1.28%	1.60%C	1.55%	1.58%J
Supplemental Data
Net assets, end of period (000 omitted)	$4,948,389	$2,776,843	$2,619,363	$2,479,629	$1,995,564
Portfolio turnover rateK	35%L	14%	10%	16%	7%J

 A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 D Total distributions of $.80 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.576 per share.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.416 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Intrinsic Opportunities Fund Class F

Years ended July 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$14.82	$15.60	$14.49	$12.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.25	.20	.26C	.24	.13
Net realized and unrealized gain (loss)	2.50	(.15)	1.50	1.83	2.70
Total from investment operations	2.75	.05	1.76	2.07	2.83
Distributions from net investment income	(.22)	(.25)	(.23)	(.17)	(.03)
Distributions from net realized gain	(.04)	(.58)	(.42)	(.21)	–
Total distributions	(.25)D	(.83)	(.65)	(.38)	(.03)
Net asset value, end of period	$17.32	$14.82	$15.60	$14.49	$12.80
Total ReturnE,F	18.84%	.61%	12.52%	16.48%	28.40%
Ratios to Average Net AssetsG,H
Expenses before reductions	.40%	.63%	.66%	.64%	.62%I
Expenses net of fee waivers, if any	.40%	.63%	.66%	.64%	.62%I
Expenses net of all reductions	.40%	.62%	.66%	.64%	.60%I
Net investment income (loss)	1.60%	1.44%	1.76%C	1.72%	1.77%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,461,937	$4,325,327	$3,778,670	$3,475,538	$2,485,841
Portfolio turnover rateJ	35%K	14%	10%	16%	7%I

 A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.037 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Intrinsic Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of class F were exchanged for shares of Series Intrinsic Opportunities Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,930,494,566
Gross unrealized depreciation	(477,797,319)
Net unrealized appreciation (depreciation) on securities	$2,452,697,247
Tax Cost	$10,271,467,647

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$92,815,114
Undistributed long-term capital gain	$319,810,018
Net unrealized appreciation (depreciation) on securities and other investments	$2,452,722,083

The tax character of distributions paid was as follows:

	July 31, 2017	July 31, 2016
Ordinary Income	$115,818,404	$ 105,639,811
Long-term Capital Gains	4,992,481	236,529,316
Total	$120,810,885	$ 342,169,127

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,176,210,878 and $2,638,463,354, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee. The management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased. In addition, the management fee was subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee was based on the relative investment performance of Series Intrinsic Opportunities as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Series Intrinsic Opportunities. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Series Intrinsic Opportunities	$3,946,962.12

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $56,459 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, certain affiliated entities (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments and cash valued at $3,024,754,769 in exchange for 178,428,561 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $713,658.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26,050 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,368,489. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,888,522, including $484,743 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $44,533 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,374.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $69,396.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
From net investment income
Series Intrinsic Opportunities	$37,121,067	$39,337,484
Class F	65,217,638	63,812,546
Total	$102,338,705	$103,150,030
From net realized gain
Series Intrinsic Opportunities	$7,186,687	$97,447,233
Class F	11,285,493	141,571,864
Total	$18,472,180	$239,019,097

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Series Intrinsic Opportunities
Shares sold	98,373,368(a)	10,630,599	$1,647,612,534(a)	$149,097,059
Reinvestment of distributions	2,936,245	9,698,211	44,307,754	136,784,717
Shares redeemed	(2,915,567)	(803,864)	(45,345,088)	(11,429,286)
Net increase (decrease)	98,394,046	19,524,946	$1,646,575,200	$274,452,490
Class F
Shares sold	148,826,054(a)	36,940,681	$2,479,453,692(a)	$519,763,162
Reinvestment of distributions	5,068,588	14,556,463	76,503,131	205,384,410
Shares redeemed	(14,981,144)	(1,797,099)	(248,343,112)	(25,563,429)
Net increase (decrease)	138,913,498	49,700,045	$2,307,613,711	$699,584,143

 (a) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Series Intrinsic Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Intrinsic Opportunities Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 6, 2012 (commencement of operations) to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Intrinsic Opportunities Fund as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 6, 2012 (commencement of operations) to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Series Intrinsic Opportunities Fund, or 1-800-835-5092 for Class F.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Series Intrinsic Opportunities	.41%
Actual		$1,000.00	$1,113.30	$2.15**
Hypothetical-C		$1,000.00	$1,022.76	$2.06**
Class F	.32%
Actual		$1,000.00	$1,113.80	$1.68**
Hypothetical-C		$1,000.00	$1,023.21	$1.61**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Series Intrinsic Opportunities	.01%
Actual		$.05
Hypothetical-(b)		$.05
Class F	.01%
Actual		$.05
Hypothetical-(b)		$.05

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Intrinsic Opportunities Fund voted to pay on September 18, 2017, to shareholders of record at the opening of business on September 15, 2017, a distribution of $0.448 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.124 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $324,802,499, or, if subsequently determined to be different, the net capital gain of such year.

Series Intrinsic Opportunities designates 65% and 69% and Class F designates 58% and 84%; of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Series Intrinsic Opportunities, and Class F designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Intrinsic Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through September 30, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Low-Priced Stock Fund Class K Annual Report July 31, 2017

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

On August 16, 2017, the Equity and High Income Board of Trustees approved a change to the investment policies of Fidelity’s Low-Priced Stock strategies. The change, effective on or about November 7, 2017, expands the definition of “low-priced stocks.” Previously, low-priced stocks were defined as those priced at or below $35 per share. This definition will be expanded to include stocks with an earnings yield at or above the median for the Russell 2000 Index, as well as those priced at or below $35 per share. Earnings yield represents a stock’s earnings per share for the most recent 12 months divided by current price per share. We believe the expanded definition will better reflect the portfolio managers’ investment process and provide greater flexibility while remaining faithful to the fund name. No changes to the investment process and portfolio characteristics are expected.

Also, on April 21, 2017, Sam Chamovitz and Salim Hart became Co-Managers of the fund. Sam joined Morgen Peck, who manages the information technology and telecom sleeves, in co-managing the fund's all-sector subportfolio – previously run by Jamie Harmon and which was adjusted to include a global mandate. Salim assumed responsibility for a new U.S. all-sector subportfolio.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class K	15.27%	13.69%	8.12%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Low-Priced Stock Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Low-Priced Stock Fund - Class K on July 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

See previous page for additional information regarding the performance of Class K.

Period Ending Values
$21,833	Fidelity® Low-Priced Stock Fund - Class K
$21,111	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 16.04% for the year ending July 31, 2017, rising sharply following the November election and continuing to rally through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, and then reverted upward through July 31. Growth stocks surged ahead of value, while small-caps’ advantage over large-caps narrowed. Sector-wise, financials (+36%) fared best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology gained 29%, as a handful of major index constituents posted stellar returns. Industrials (+18%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+14%) slightly lagged the broader market because brick-and-mortar retailers continued to suffer from increased online competition. Energy (0%) was hurt by low oil prices. Utilities (+6%), consumer staples (+4%), telecommunication services (-7%) and real estate (-2%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of further interest rate hikes later in 2017.

Comments from Lead Portfolio Manager Joel Tillinghast:  For the fiscal year, the fund’s share classes returned about 15%, trailing the 18.45% result of the benchmark Russell 2000® Index. The fund’s return relative to the benchmark was hindered by the strengthening of the U.S. dollar, which held back many of the fund’s non-U.S. holdings. Also, less-profitable and more economically cyclical stocks, which generally are not a focus of the fund, rallied for weeks after the November 2016 U.S. elections. Specifically, the bulk of the fund’s relative weakness was due to outsized exposure to retailers within the consumer discretionary and consumer staples sectors – two categories that trailed the benchmark by a wide margin. Notable individual detractors included sizable positions in auto-parts retailer Autozone, Canada-based supermarket chain Metro and U.K. apparel retailer Next. Our stake in cash of about 10%, on average, detracted in a rising equity market. Conversely, good stock picking in the health care sector and in the insurance industry was helpful, led by UnitedHealth Group, the fund’s largest holding. Other contributors were insurance firm Unum Group, which benefited from an improving economy and rising expectations for higher interest rates, and retailer Best Buy, which bucked the trend of weakness in the retail industry. All of the stocks I've mentioned were non-benchmark holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	5.2	5.3
Best Buy Co., Inc.	2.9	2.6
Ross Stores, Inc.	2.4	3.0
Metro, Inc. Class A (sub. vtg.)	2.3	2.1
Seagate Technology LLC	2.2	3.2
Unum Group	2.1	2.0
Next PLC	1.9	1.8
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.9	1.3
Aetna, Inc.	1.8	1.4
Barratt Developments PLC	1.6	1.2
	24.3

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.7	23.5
Information Technology	17.8	18.1
Health Care	12.2	12.0
Financials	11.1	13.0
Consumer Staples	9.1	8.6

Asset Allocation (% of fund's net assets)

As of July 31, 2017 *
Stocks	88.2%
Short-Term Investments and Net Other Assets (Liabilities)	11.8%

 * Foreign investments - 44.4%

As of January 31, 2017*
Stocks	91.4%
Short-Term Investments and Net Other Assets (Liabilities)	8.6%

 * Foreign investments - 42.2%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 88.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 1.1%
Adient PLC	486,837	$31,873
ASTI Corp. (a)(b)	1,019,000	5,592
Cooper Tire & Rubber Co.	24,122	882
ElringKlinger AG (a)	779,100	13,595
G-Tekt Corp.	76,700	1,488
Gentex Corp.	2,697,300	45,908
Gentherm, Inc. (c)	138,897	4,646
Hertz Global Holdings, Inc. (a)(c)	37,900	518
Hi-Lex Corp.	1,473,400	38,517
INFAC Corp.	325,139	1,739
INZI Controls Co. Ltd. (b)	1,516,000	6,917
Motonic Corp. (b)	3,250,000	28,729
Murakami Corp. (b)	820,900	17,692
Nippon Seiki Co. Ltd.	2,768,500	53,112
Piolax, Inc. (b)	2,607,300	72,133
S&T Holdings Co. Ltd. (b)	859,329	12,660
Samsung Climate Control Co. Ltd. (b)	499,950	5,669
Sewon Precision Industries Co. Ltd. (b)	500,000	7,366
Shoei Co. Ltd.	166,200	4,764
SJM Co. Ltd. (b)	1,282,000	6,651
SJM Holdings Co. Ltd. (b)	1,332,974	6,082
Strattec Security Corp. (b)	317,500	11,271
Sungwoo Hitech Co. Ltd.	1,888,517	12,040
TBK Co. Ltd.	970,900	4,377
The Goodyear Tire & Rubber Co.	49,400	1,557
Yachiyo Industry Co. Ltd.	940,200	10,891
Yutaka Giken Co. Ltd. (b)	1,288,000	29,488
		436,157
Distributors - 0.2%
Central Automotive Products Ltd.	79,000	1,115
Chori Co. Ltd.	451,400	8,373
Nakayamafuku Co. Ltd. (b)	1,051,200	7,504
PALTAC Corp.	126,800	4,601
SPK Corp. (b)	265,900	7,050
Uni-Select, Inc.	1,727,600	40,323
		68,966
Diversified Consumer Services - 0.6%
American Public Education, Inc. (c)	622,500	13,259
Clip Corp. (b)	285,400	2,382
Collectors Universe, Inc.	204,200	5,080
Cross-Harbour Holdings Ltd.	2,434,000	3,696
Houghton Mifflin Harcourt Co. (c)	1,383,400	16,532
Meiko Network Japan Co. Ltd.	869,100	12,408
Service Corp. International	156,200	5,425
ServiceMaster Global Holdings, Inc. (c)	420,462	18,484
Shingakukai Co. Ltd.	151,400	799
Step Co. Ltd. (b)	1,129,800	14,962
Weight Watchers International, Inc. (a)(b)(c)	4,146,300	148,520
		241,547
Hotels, Restaurants & Leisure - 0.6%
Ark Restaurants Corp. (b)	198,944	4,524
Bojangles', Inc. (c)	114,100	1,518
BRONCO BILLY Co. Ltd. (a)	47,100	1,160
Create Restaurants Holdings, Inc.	1,085,900	11,101
El Pollo Loco Holdings, Inc. (a)(c)	98,700	1,283
Flanigans Enterprises, Inc.	76,939	2,062
Greggs PLC	868,000	12,598
Hiday Hidaka Corp. (b)	2,257,722	60,332
Ibersol SGPS SA	637,780	10,804
ILG, Inc.	691,700	18,337
Intralot SA (c)	1,300,741	1,817
Koshidaka Holdings Co. Ltd.	198,580	5,393
Kura Corp. Ltd.	96,500	4,858
Monarch Casino & Resort, Inc. (c)	37,600	1,244
Nagacorp Ltd.	488,000	297
Ohsho Food Service Corp.	208,800	8,125
Sportscene Group, Inc. Class A (b)(c)	347,800	1,827
St. Marc Holdings Co. Ltd.	971,400	30,399
The Monogatari Corp.	216,200	11,296
The Restaurant Group PLC	6,815,800	30,072
TORIDOLL Holdings Corp.	96,200	2,696
		221,743
Household Durables - 3.7%
Abbey PLC (b)	1,862,400	30,976
Barratt Developments PLC (b)	75,766,700	615,294
Bellway PLC	4,106,100	172,821
D.R. Horton, Inc.	3,190,243	113,860
Dorel Industries, Inc. Class B (sub. vtg.)	2,774,900	73,315
Emak SpA	4,602,200	8,608
First Juken Co. Ltd. (b)	1,468,800	21,090
GUD Holdings Ltd.	269,905	2,580
Helen of Troy Ltd. (b)(c)	1,949,800	196,442
Henry Boot PLC	3,414,100	13,649
Iida Group Holdings Co. Ltd.	232,400	3,974
M/I Homes, Inc.	207,500	5,383
NACCO Industries, Inc. Class A	185,192	12,149
P&F Industries, Inc. Class A (b)	329,348	1,986
PulteGroup, Inc.	536,800	13,109
Q.E.P. Co., Inc. (c)	31,400	829
Sanei Architecture Planning Co. Ltd. (b)	1,269,700	22,654
Stanley Furniture Co., Inc.	296,200	373
Taylor Morrison Home Corp. (c)	432,700	9,788
Token Corp.	672,100	85,533
Toll Brothers, Inc.	125,500	4,843
		1,409,256
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd. (b)	7,601,500	87,499
Liberty Interactive Corp. QVC Group Series A (c)	1,225,400	29,336
		116,835
Leisure Products - 0.2%
Accell Group NV (b)	1,875,700	57,199
Amer Group PLC (A Shares)	168,100	4,517
Fenix Outdoor AB Class B (c)	32,298	0
Kabe Husvagnar AB (B Shares)	290,598	7,594
Mars Engineering Corp.	555,500	11,005
Mattel, Inc.	444,700	8,903
Miroku Corp.	737,000	3,242
Vista Outdoor, Inc. (c)	49,400	1,141
		93,601
Media - 0.9%
Cinderella Media Group Ltd. (c)	16,490,000	7,009
Corus Entertainment, Inc. Class B (non-vtg.)	614,300	6,819
Discovery Communications, Inc. Class A (c)	1,787,000	43,960
Gannett Co., Inc.	1,409,198	12,641
Gray Television, Inc. (c)	386,100	5,753
Harte-Hanks, Inc. (c)	777,262	750
Hyundai HCN	2,723,979	10,167
Informa PLC	443,856	4,073
Intage Holdings, Inc. (b)	1,747,500	35,728
Interpublic Group of Companies, Inc.	497,700	10,755
Ipsos SA	9,314	322
ITE Group PLC	91,197	217
Lions Gate Entertainment Corp. Class B (c)	153,100	4,212
Live Nation Entertainment, Inc. (c)	580,500	21,635
MSG Network, Inc. Class A (c)	259,384	5,551
Multiplus SA	536,800	6,850
Pico Far East Holdings Ltd.	19,440,000	8,014
Proto Corp.	246,800	3,859
RKB Mainichi Broadcasting Corp.	44,600	2,043
Saga Communications, Inc. Class A	384,100	14,922
Salem Communications Corp. Class A	164,200	1,174
Sky Network Television Ltd.	6,132,711	15,245
STW Group Ltd.	4,301,049	3,957
Tegna, Inc.	1,225,500	18,174
Television Broadcasts Ltd.	3,613,500	13,231
TOW Co. Ltd. (b)	1,920,600	15,331
TVA Group, Inc. Class B (non-vtg.) (c)	3,242,003	8,815
Twenty-First Century Fox, Inc.:
Class A	918,900	26,740
Class B	47,207	1,354
Viacom, Inc. Class B (non-vtg.)	554,800	19,374
WOWOW INC.	193,400	5,622
		334,297
Multiline Retail - 2.1%
Lifestyle China Group Ltd. (c)	35,700,000	14,626
Lifestyle International Holdings Ltd.	37,195,000	50,858
Next PLC (b)	13,817,100	720,096
Watts Co. Ltd. (b)	1,184,700	15,539
		801,119
Specialty Retail - 11.5%
Aarons, Inc. Class A	148,200	6,859
Abercrombie & Fitch Co. Class A (a)(b)	5,217,080	51,336
Adastria Co. Ltd.	289,300	7,232
AT-Group Co. Ltd.	1,148,500	29,170
AutoCanada, Inc. (a)	209,400	3,373
AutoZone, Inc. (c)	782,218	422,257
Bed Bath & Beyond, Inc. (b)	9,195,900	274,957
Best Buy Co., Inc. (b)	18,649,400	1,088,006
BMTC Group, Inc. (b)	4,154,400	39,153
Bonia Corp. Bhd	2,503,000	336
Bonjour Holdings Ltd.	4,073,000	196
Buffalo Co. Ltd.	97,700	783
Cars.com, Inc. (a)(c)	452,533	10,997
Cash Converters International Ltd.	23,154,614	6,113
Chico's FAS, Inc.	1,529,300	13,993
Delek Automotive Systems Ltd.	773,200	6,394
DSW, Inc. Class A	4,512,400	81,404
Dunelm Group PLC	681,700	5,415
Ff Group (b)(c)	4,576,300	109,703
Formosa Optical Technology Co. Ltd.	1,362,000	3,237
Fourlis Holdings SA	292,000	2,005
GameStop Corp. Class A (a)(b)	9,997,181	216,839
GNC Holdings, Inc. Class A (a)	815,722	7,758
Goldlion Holdings Ltd.	23,023,000	10,051
Guess?, Inc. (b)	5,216,963	68,134
Halfords Group PLC	1,255,900	5,521
Hour Glass Ltd.	8,743,600	4,323
IA Group Corp. (b)	616,700	3,759
JB Hi-Fi Ltd.	111,251	2,315
John David Group PLC	8,292,600	39,159
Jumbo SA (b)	10,516,868	176,166
K's Holdings Corp.	3,455,200	69,452
Ku Holdings Co. Ltd.	892,100	8,100
Kyoto Kimono Yuzen Co. Ltd.	249,700	2,104
Le Chateau, Inc. Class A (sub. vtg.) (c)	863,800	83
Leon's Furniture Ltd.	195,400	2,827
Lewis Group Ltd.	1,129,900	2,640
Mr. Bricolage SA (b)	902,775	16,992
Nafco Co. Ltd. (b)	2,033,200	32,256
Office Depot, Inc.	1,274,200	7,480
Pal Group Holdings Co. Ltd.	810,500	25,915
Ross Stores, Inc.	16,289,000	901,107
Sa Sa International Holdings Ltd.	3,384,000	1,243
Sacs Bar Holdings, Inc.	388,500	4,275
Sally Beauty Holdings, Inc. (c)	921,400	18,640
Second Chance Properties Ltd.	1,892,900	356
Second Chance Properties Ltd. warrants 1/23/20 (c)	1,941,600	11
Sonic Automotive, Inc. Class A (sub. vtg.)	1,098,900	19,945
Staples, Inc.	21,587,009	219,108
The Buckle, Inc. (a)(b)	4,722,600	80,756
Urban Outfitters, Inc. (a)(c)	3,516,300	68,884
USS Co. Ltd.	7,107,900	143,583
Vitamin Shoppe, Inc. (c)	732,008	8,052
Workman Co. Ltd. (b)	2,315,500	70,361
Zumiez, Inc. (c)	320,852	4,075
		4,405,189
Textiles, Apparel & Luxury Goods - 1.5%
Anta Sports Products Ltd.	680,000	2,333
Best Pacific International Holdings Ltd.	5,052,000	2,762
Coach, Inc.	987,200	46,537
Daphne International Holdings Ltd. (c)	870,000	78
Embry Holdings Ltd.	2,267,000	726
Emerald Expositions Events, Inc.	171,800	3,933
Fossil Group, Inc. (a)(c)	2,023,651	22,766
Gerry Weber International AG (Bearer)	48,300	617
Gildan Activewear, Inc.	7,749,600	233,529
Handsome Co. Ltd. (b)	2,125,000	68,497
JLM Couture, Inc. (b)(c)	168,167	511
Makalot Industrial Co. Ltd.	906,000	4,048
McRae Industries, Inc.	25,280	834
Michael Kors Holdings Ltd. (c)	128,405	4,679
Movado Group, Inc.	248,092	6,103
Portico International Holdings (c)	10,696,500	3,602
Steven Madden Ltd. (c)	830,800	34,063
Sun Hing Vision Group Holdings Ltd. (b)	20,801,000	8,362
Texwinca Holdings Ltd.	52,138,000	31,640
Victory City International Holdings Ltd.	94,987,225	3,223
Wolverine World Wide, Inc.	261,900	7,386
Youngone Corp.	500,000	14,644
Youngone Holdings Co. Ltd. (b)	889,600	42,735
Yue Yuen Industrial (Holdings) Ltd.	5,343,000	22,061
		565,669

TOTAL CONSUMER DISCRETIONARY		8,694,379

CONSUMER STAPLES - 9.1%
Beverages - 1.5%
A.G. Barr PLC	3,226,520	25,542
Baron de Ley SA (c)	139,000	17,936
Beluga Group Pjsc (c)	89,077	897
Britvic PLC	6,767,200	63,751
C&C Group PLC	2,468,000	8,940
Jinro Distillers Co. Ltd.	47,081	1,400
Kweichow Moutai Co. Ltd. (A Shares)	250,000	17,885
Monster Beverage Corp. (c)	7,039,474	371,332
Muhak Co. Ltd. (b)	2,799,256	56,738
Olvi PLC (A Shares)	104,263	3,669
Spritzer Bhd	5,120,400	2,834
Stock Spirits Group PLC	97,300	210
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	7,119
		578,253
Food & Staples Retailing - 5.2%
Amsterdam Commodities NV	146,000	4,338
Aoki Super Co. Ltd.	234,000	2,882
Australasian Foods Holdco Pty Ltd.	3,481,102	2,506
Belc Co. Ltd. (b)	1,776,700	80,741
Cosmos Pharmaceutical Corp. (b)	1,234,000	262,818
Create SD Holdings Co. Ltd. (b)	5,806,300	146,994
Daikokutenbussan Co. Ltd.	608,100	30,172
Dong Suh Companies, Inc.	1,663,000	43,879
Genky Stores, Inc. (a)(b)	769,200	28,711
Halows Co. Ltd. (b)	1,362,400	29,437
Kroger Co.	2,552,400	62,585
Kusuri No Aoki Holdings Co. Ltd.	864,300	47,588
Majestic Wine PLC (a)	3,106,151	13,104
MARR SpA	246,800	6,317
McColl's Retail Group PLC	1,612,557	4,968
Medical System Network Co. Ltd.	72,900	319
Metro, Inc. Class A (sub. vtg.) (b)	25,865,599	876,121
North West Co., Inc.	101,400	2,484
Performance Food Group Co. (c)	154,600	4,452
Qol Co. Ltd. (b)	1,942,700	31,384
Retail Partners Co. Ltd.	461,700	4,875
Safeway, Inc.:
rights (c)	16,069,900	0
rights (c)	16,069,900	2,893
Sligro Food Group NV	729,500	33,032
Sundrug Co. Ltd.	3,396,000	126,605
Tesco PLC (c)	10,859,300	24,959
Total Produce PLC	9,359,100	24,097
United Natural Foods, Inc. (c)	1,214,198	46,783
Valor Holdings Co. Ltd.	511,900	11,580
Yaoko Co. Ltd.	1,008,300	43,535
		2,000,159
Food Products - 2.1%
Aryzta AG	1,480,820	47,597
Astral Foods Ltd.	98,700	1,084
Bakkafrost	432	17
Cranswick PLC	638,449	24,446
Dean Foods Co.	393,200	5,898
Devro PLC	2,584,100	7,364
Dutch Lady Milk Industries Bhd	100,000	1,377
Food Empire Holdings Ltd. (b)	42,450,000	20,674
Fresh Del Monte Produce, Inc. (b)	5,099,612	262,477
Hilton Food Group PLC	624,200	5,563
Japan Meat Co. Ltd.	316,100	5,201
Kaveri Seed Co. Ltd. (c)	82,484	890
Lamb Weston Holdings, Inc.	48,704	2,142
Lifeway Foods, Inc. (c)	247,000	2,265
Mitsui Sugar Co. Ltd.	368,300	11,191
Nam Yang Dairy Products	10,500	6,863
Natori Co. Ltd.	170,500	3,170
Omega Protein Corp.	731,507	11,704
Origin Enterprises PLC (b)	9,647,995	75,152
Pacific Andes International Holdings Ltd. (c)	108,096,500	2,554
Pacific Andes Resources Development Ltd. (c)	204,590,393	3,321
Pickles Corp.	104,400	1,537
President Rice Products PCL	1,268,200	2,268
Rocky Mountain Chocolate Factory, Inc. (b)	457,493	5,440
S Foods, Inc.	421,600	15,718
Seaboard Corp.	41,528	177,532
Select Harvests Ltd. (b)	4,652,584	18,238
Sunjin Co. Ltd. (b)	1,627,260	27,026
Synear Food Holdings Ltd. (c)	38,027,000	0
The Hain Celestial Group, Inc. (c)	1,275,300	57,019
Want Want China Holdings Ltd.	16,553,000	11,190
		816,918
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (c)	133,300	4,100
Personal Products - 0.3%
Asaleo Care Ltd.	229,395	244
Coty, Inc. Class A	592,900	12,143
Grape King Bio Ltd.	1,748,000	11,079
Natural Alternatives International, Inc. (c)	75,817	758
Nutraceutical International Corp. (b)	993,838	41,542
Sarantis SA (b)	2,100,300	30,582
		96,348
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,689	570

TOTAL CONSUMER STAPLES		3,496,348

ENERGY - 2.8%
Energy Equipment & Services - 0.9%
AKITA Drilling Ltd. Class A (non-vtg.)	1,544,500	8,969
Atwood Oceanics, Inc. (a)(b)(c)	7,338,100	57,677
Bristow Group, Inc. (a)	496,493	3,659
Cathedral Energy Services Ltd. (c)	1,391,800	1,116
Divestco, Inc. (c)	3,040,500	195
Fugro NV (Certificaten Van Aandelen) (c)	1,661,600	26,692
Geospace Technologies Corp. (b)(c)	1,205,016	18,545
Gulfmark Offshore, Inc. Class A (b)(c)	2,665,500	413
John Wood Group PLC	656,600	5,289
Nabors Industries Ltd.	851,621	6,566
National Oilwell Varco, Inc.	24,322	796
Oceaneering International, Inc.	243,422	6,244
Oil States International, Inc. (c)	2,486,975	61,801
PHX Energy Services Corp. (c)	1,436,300	2,373
Precision Drilling Corp. (c)	194,800	566
Prosafe ASA (c)	194,802	756
RigNet, Inc. (c)	69,200	1,311
Shinko Plantech Co. Ltd.	1,232,300	10,541
Solstad Offshore ASA (c)	2,168,662	2,598
Total Energy Services, Inc.	2,154,200	20,907
Unit Corp. (b)(c)	4,533,432	81,511
		318,525
Oil, Gas & Consumable Fuels - 1.9%
Adams Resources & Energy, Inc.	138,151	5,248
Beach Energy Ltd.	13,631,705	7,416
Boardwalk Pipeline Partners, LP	744,100	12,456
Bonavista Energy Corp.	292,000	733
Contango Oil & Gas Co. (b)(c)	2,075,000	12,450
Denbury Resources, Inc. (a)(c)	7,951,071	11,609
Enagas SA	97,370	2,753
Eni SpA	7,692,100	121,790
Fuji Kosan Co. Ltd. (b)	668,500	3,565
Great Eastern Shipping Co. Ltd.	5,100,000	31,595
Hankook Shell Oil Co. Ltd.	55,000	20,233
HollyFrontier Corp.	102,497	2,956
International Seaways, Inc. (c)	24,457	558
James Fisher and Sons PLC	114,500	2,372
KyungDong City Gas Co. Ltd. (c)	138,709	6,279
Kyungdong Invest Co. Ltd.	84,315	4,005
Marathon Oil Corp.	3,049,982	37,301
Michang Oil Industrial Co. Ltd. (b)	173,900	13,913
Murphy Oil Corp. (a)	7,863,500	209,012
Newfield Exploration Co. (c)	374,257	10,752
Star Petroleum Refining PCL	6,666,400	3,085
Tesoro Corp.	1,283,400	127,737
Thai Oil PCL (For. Reg.)	389,500	1,004
Uehara Sei Shoji Co. Ltd.	848,000	5,500
Whitecap Resources, Inc.	449,300	3,319
Whiting Petroleum Corp. (c)	217,269	1,141
World Fuel Services Corp.	1,970,510	63,726
WPX Energy, Inc. (c)	1,026,024	11,061
		733,569

TOTAL ENERGY		1,052,094

FINANCIALS - 11.1%
Banks - 1.2%
ACNB Corp.	114,873	3,268
Associated Banc-Corp.	426,700	10,219
Bank Ireland Group PLC (c)	12,007,377	100,211
Bank of America Corp.	158,300	3,818
Bar Harbor Bankshares	55,500	1,548
Boston Private Financial Holdings, Inc.	231,200	3,549
Camden National Corp.	58,184	2,444
Cathay General Bancorp	740,400	27,728
Central Pacific Financial Corp.	156,300	4,834
Central Valley Community Bancorp	148,200	3,257
Codorus Valley Bancorp, Inc. (b)	663,839	18,561
CVB Financial Corp.	147,800	3,184
Dah Sing Banking Group Ltd.	1,794,800	3,847
Dimeco, Inc.	25,375	1,383
East West Bancorp, Inc.	97,600	5,561
First Bancorp, Puerto Rico (c)	7,447,217	43,641
First West Virginia Bancorp, Inc.	56,056	1,172
Hope Bancorp, Inc.	641,700	11,313
Huntington Bancshares, Inc.	563,800	7,470
Investors Bancorp, Inc.	205,800	2,733
KeyCorp	401,300	7,239
LCNB Corp.	470,900	9,442
Northrim Bancorp, Inc.	112,300	3,274
Norwood Financial Corp.	153,000	6,555
OFG Bancorp (a)	342,658	3,444
Popular, Inc.	1,343,600	56,619
Regions Financial Corp.	227,300	3,319
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,293,750	12,916
Sparebanken More (primary capital certificate)	218,734	6,982
Sparebanken Nord-Norge	2,428,400	18,145
Trico Bancshares	524,195	19,343
United Community Bank, Inc.	73,400	2,038
Van Lanschot NV (Bearer)	1,113,840	33,050
		442,107
Capital Markets - 0.5%
AllianceBernstein Holding LP	671,900	16,630
Ares Capital Corp.	3,779	62
Banca Generali SpA	129,500	4,599
Carlyle Group LP	74,100	1,519
Close Brothers Group PLC	144,800	2,942
Cowen Group, Inc. Class A (a)(c)	662,369	10,598
Federated Investors, Inc. Class B (non-vtg.)	477,300	13,761
Franklin Resources, Inc.	1,084,744	48,575
Greenhill & Co., Inc.	175,500	3,247
Invesco Ltd.	148,300	5,156
Lazard Ltd. Class A	296,200	13,836
State Street Corp.	245,400	22,879
Tullett Prebon PLC	607,600	3,903
Waddell & Reed Financial, Inc. Class A (a)	3,036,400	62,762
		210,469
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	13,370,000	10,202
Ally Financial, Inc.	332,300	7,523
H&T Group PLC	565,100	2,151
Nicholas Financial, Inc. (c)	376,857	3,241
Santander Consumer U.S.A. Holdings, Inc. (c)	3,948,800	50,584
Synchrony Financial	5,793,400	175,656
		249,357
Diversified Financial Services - 0.3%
Far East Horizon Ltd.	2,631,000	2,243
Leucadia National Corp.	112,900	2,939
Newship Ltd. (c)	2,500	950
Ricoh Leasing Co. Ltd.	803,000	28,079
Scandinavian Tobacco Group A/S	2,062,958	33,298
Varex Imaging Corp. (c)	98,700	3,045
Voya Financial, Inc.	1,406,800	55,203
		125,757
Insurance - 7.6%
AEGON NV	49,971,300	280,112
AFLAC, Inc.	312,014	24,883
April	2,411,600	37,113
ASR Nederland NV	584,200	22,096
Assurant, Inc. (b)	3,060,400	322,168
Aub Group Ltd.	257,965	2,662
Axis Capital Holdings Ltd.	3,823,200	246,902
CNO Financial Group, Inc.	170,500	3,901
FBD Holdings PLC (c)	152,100	1,521
FNF Group	73,100	3,572
Genworth Financial, Inc. Class A (c)	7,228,100	24,792
Great-West Lifeco, Inc.	48,700	1,390
Hartford Financial Services Group, Inc.	2,665,500	146,603
Hiscox Ltd.	251,594	4,309
Hyundai Fire & Marine Insurance Co. Ltd.	114,734	4,651
James River Group Holdings Ltd.	347,564	13,958
Lincoln National Corp.	5,479,000	400,296
MetLife, Inc.	792,253	43,574
National Western Life Group, Inc.	129,314	43,526
NN Group NV	1,207,656	49,022
Primerica, Inc.	195,500	15,845
RenaissanceRe Holdings Ltd. (b)	2,220,900	326,272
Sony Financial Holdings, Inc.	2,719,800	47,145
Torchmark Corp.	262,447	20,725
Universal Insurance Holdings, Inc. (a)	182,500	4,353
Unum Group (b)	15,989,533	801,555
		2,892,946
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	15,142,246	182,161
MFA Financial, Inc.	347,950	2,954
		185,115
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	116,600	1,785
Genworth MI Canada, Inc.	4,195,900	122,402
Genworth Mortgage Insurance Ltd.	6,481,407	15,607
Meridian Bancorp, Inc. Maryland	263,200	4,645
Nationstar Mortgage Holdings, Inc. (a)(c)	599,095	10,682
		155,121

TOTAL FINANCIALS		4,260,872

HEALTH CARE - 12.2%
Biotechnology - 1.2%
Amgen, Inc.	2,607,043	454,955
Myriad Genetics, Inc. (c)	97,307	2,362
		457,317
Health Care Equipment & Supplies - 0.9%
Ansell Ltd.	290,179	5,100
Apex Biotechnology Corp.	1,400,000	1,608
Arts Optical International Holdings Ltd. (b)	24,073,000	8,599
Atrion Corp.	8,700	5,500
Boston Scientific Corp. (c)	392,800	10,456
Exactech, Inc. (c)	153,100	4,463
Hoshiiryou Sanki Co. Ltd. (b)	312,964	11,966
Huvitz Co. Ltd.	50,000	580
Integer Holdings Corp. (c)	9,800	449
Microlife Corp.	3,683,500	8,583
Nakanishi, Inc.	652,200	27,361
Pacific Hospital Supply Co. Ltd.	1,454,000	3,705
Prim SA (b)	1,507,300	19,681
ResMed, Inc.	102,400	7,897
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	972,000	784
St.Shine Optical Co. Ltd.	2,450,000	50,436
Supermax Corp. Bhd	23,500,000	10,538
Techno Medica Co. Ltd.	40,600	719
Top Glove Corp. Bhd	1,000,034	1,341
Utah Medical Products, Inc. (b)	369,269	25,516
Zimmer Biomet Holdings, Inc.	1,011,900	122,764
		328,046
Health Care Providers & Services - 8.7%
Aetna, Inc.	4,456,484	687,680
Almost Family, Inc. (c)	493,600	24,409
Anthem, Inc.	1,955,532	364,140
Civitas Solutions, Inc. (c)	700	12
DVx, Inc. (b)	732,200	8,368
Grupo Casa Saba SA de CV (c)	11,473,200	0
Hanger, Inc. (b)(c)	2,631,432	30,525
Hi-Clearance, Inc.	1,489,000	4,573
LHC Group, Inc. (c)	591,400	34,242
Lifco AB	624,200	20,805
Medica Sur SA de CV	356,600	791
MEDNAX, Inc. (c)	173,756	8,163
Premier, Inc. (c)	150,600	5,256
Ship Healthcare Holdings, Inc.	137,800	4,237
Sigma Healthcare Ltd.	4,101,181	3,150
The Ensign Group, Inc.	246,800	5,521
Tokai Corp.	179,500	7,937
Triple-S Management Corp. (b)(c)	1,923,595	29,777
Tsukui Corp.	952,400	5,788
U.S. Physical Therapy, Inc.	49,400	3,117
United Drug PLC (United Kingdom)	6,140,600	68,623
UnitedHealth Group, Inc.	10,316,400	1,978,792
WIN-Partners Co. Ltd. (b)	2,651,200	33,644
		3,329,550
Health Care Technology - 0.1%
Addlife AB	403,800	8,327
Computer Programs & Systems, Inc. (a)	146,011	4,475
HMS Holdings Corp. (c)	172,000	3,454
ND Software Co. Ltd. (b)	1,263,300	13,121
Pharmagest Interactive	9,714	481
		29,858
Life Sciences Tools & Services - 0.0%
Bruker Corp.	140,000	4,015
VWR Corp. (c)	160,676	5,302
		9,317
Pharmaceuticals - 1.3%
Akorn, Inc. (c)	97,100	3,265
Apex Healthcare Bhd	47,600	52
Bliss Gvs Pharma Ltd. (c)	4,600,000	11,751
Daewon Pharmaceutical Co. Ltd. (b)	1,782,271	29,918
Daewoong Co. Ltd.	350,000	4,735
Dawnrays Pharmaceutical Holdings Ltd.	11,652,000	7,011
DepoMed, Inc. (c)	119,800	1,235
DongKook Pharmaceutical Co. Ltd. (b)	623,700	33,526
FDC Ltd. (c)	3,250,000	9,163
Fuji Pharma Co. Ltd.	394,900	13,522
Genomma Lab Internacional SA de CV (c)	4,106,200	5,280
Indivior PLC	17,727,400	89,816
Innoviva, Inc. (c)	311,800	4,278
Korea United Pharm, Inc.	239,629	4,311
Kwang Dong Pharmaceutical Co. Ltd. (b)	3,100,000	23,334
Kyung Dong Pharmaceutical Co. Ltd.	480,000	8,229
Lee's Pharmaceutical Holdings Ltd.	8,570,598	6,792
Novo Nordisk A/S Series B sponsored ADR	1,168,389	49,540
Phibro Animal Health Corp. Class A	149,400	5,707
Recordati SpA	3,059,100	130,731
Torrent Pharmaceuticals Ltd.	150,000	3,081
Tsumura & Co.	781,400	30,442
Whanin Pharmaceutical Co. Ltd. (b)	1,750,000	30,861
		506,580

TOTAL HEALTH CARE		4,660,668

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (c)	1,000,106	23,452
Astronics Corp. (c)	79,100	2,314
Austal Ltd.	1,479,993	2,137
Engility Holdings, Inc. (c)	973,674	28,402
		56,305
Air Freight & Logistics - 0.1%
Air T, Inc. (b)(c)	201,601	3,276
Yusen Logistics Co. Ltd. (b)	2,157,500	19,570
		22,846
Airlines - 0.0%
Air New Zealand Ltd.	1,246,270	3,135
JetBlue Airways Corp. (c)	111,008	2,434
		5,569
Building Products - 0.1%
Advanced Drain Systems, Inc. Del	10,800	222
Continental Building Products, Inc. (c)	432,300	9,511
Gibraltar Industries, Inc. (c)	111,700	3,334
Kondotec, Inc. (b)	1,642,500	14,958
		28,025
Commercial Services & Supplies - 0.8%
Acme United Corp.	25,100	695
Aeon Delight Co. Ltd.	120,100	4,014
Aggreko PLC	193,034	2,161
AJIS Co. Ltd. (b)	936,400	18,967
Asia File Corp. Bhd	4,480,000	3,453
Calian Technologies Ltd. (b)	676,700	15,187
Civeo Corp. (b)(c)	12,511,820	24,148
Essendant, Inc. (b)	2,163,998	27,007
Fursys, Inc. (b)	950,000	28,374
Interface, Inc.	241,100	4,569
IWG PLC	879,600	3,807
Knoll, Inc.	216,000	4,182
Lion Rock Group Ltd.	20,167,640	4,312
Loomis AB (B Shares)	128,000	4,756
Mears Group PLC	823,994	5,371
Mitie Group PLC	14,314,600	50,276
Nac Co. Ltd.(b)	969,300	8,739
NICE Total Cash Management Co., Ltd. (b)	1,375,000	12,891
Prestige International, Inc.	1,183,400	12,967
Programmed Maintenance Services Ltd.	2,071,193	4,938
VICOM Ltd.	2,955,300	12,365
VSE Corp. (b)	876,117	45,427
West Corp.	260,865	6,096
		304,702
Construction & Engineering - 1.2%
AECOM (c)	7,194,695	229,511
Arcadis NV	2,702,409	55,297
Astaldi SpA (c)	2,589,900	17,261
Boustead Projs. Pte Ltd.	1,083,787	748
Boustead Singapore Ltd.	4,396,700	3,082
C-Cube Corp.	338,400	1,562
Daiichi Kensetsu Corp. (b)	1,812,800	22,034
Geumhwa PSC Co. Ltd. (b)	360,000	12,086
Jacobs Engineering Group, Inc.	243,028	12,812
KBR, Inc.	1,757,703	26,225
Kyeryong Construction Industrial Co. Ltd. (b)(c)	692,971	11,076
Meisei Industrial Co. Ltd.	1,158,300	7,512
Mirait Holdings Corp.	647,400	7,599
Nippon Rietec Co. Ltd.	1,225,900	14,467
Quanta Services, Inc. (c)	74,100	2,499
Severfield PLC	2,897,033	2,838
Shinnihon Corp.	1,651,200	13,465
ShoLodge, Inc. (b)(c)	443,162	0
Sterling Construction Co., Inc. (c)	802,780	10,260
Toshiba Plant Systems & Services Corp.	172,300	2,807
United Integration Services Co. Ltd.	5,143,500	9,669
		462,810
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	326,300	9,027
Aros Quality Group AB	760,600	21,809
AZZ, Inc.	1,214,300	61,565
Bharat Heavy Electricals Ltd.	20,500,000	46,347
Chiyoda Integre Co. Ltd.	345,500	7,427
Hammond Power Solutions, Inc. Class A	474,800	2,795
I-Sheng Electric Wire & Cable Co. Ltd. (b)	12,500,000	17,852
Korea Electric Terminal Co. Ltd. (b)	700,000	44,065
Servotronics, Inc. (b)	171,000	1,623
TKH Group NV (depositary receipt)	962,200	58,878
		271,388
Industrial Conglomerates - 1.3%
Carr's Group PLC	2,339,700	4,407
DCC PLC (United Kingdom) (b)	5,281,400	464,436
Mytilineos Holdings SA (c)	907,900	9,028
Reunert Ltd.	1,782,800	9,729
		487,600
Machinery - 1.6%
Aalberts Industries NV (b)	8,193,800	357,923
Allison Transmission Holdings, Inc.	247,859	9,369
ASL Marine Holdings Ltd. (b)(c)	47,393,013	4,442
Foremost Income Fund (c)	2,141,103	8,887
Gencor Industries, Inc. (c)	203,997	3,274
Global Brass & Copper Holdings, Inc.	49,400	1,583
Haitian International Holdings Ltd.	7,286,000	20,895
Hurco Companies, Inc. (b)	507,892	16,735
Hwacheon Machine Tool Co. Ltd. (b)	219,900	11,663
Hyster-Yale Materials Handling:
Class A (b)	217,570	15,417
Class B (b)	310,000	21,967
Ihara Science Corp. (b)	1,043,100	20,475
Jaya Holdings Ltd. (b)	3,244,740	206
Kyowakogyosyo Co. Ltd.	247,000	2,093
Luxfer Holdings PLC sponsored ADR	321,400	4,082
Maruzen Co. Ltd. (b)	1,667,000	27,369
Miller Industries, Inc.	69,800	1,822
Mincon Group PLC	2,261,598	2,677
Mirle Automation Corp.	116,000	154
Nadex Co. Ltd. (b)	834,500	6,782
Nakano Refrigerators Co. Ltd.	26,900	850
Nitchitsu Co. Ltd.	584,000	1,128
Rexnord Corp. (c)	116,900	2,707
Semperit AG Holding	485,600	14,843
SIMPAC, Inc.	583,000	2,410
Takamatsu Machinery Co. Ltd.	386,500	3,481
Techno Smart Corp. (b)	743,800	9,054
Tocalo Co. Ltd. (b)	825,800	31,573
Trinity Industrial Corp.	757,000	5,905
		609,766
Marine - 0.0%
SITC International Holdings Co. Ltd.	5,285,000	4,398
Tokyo Kisen Co. Ltd. (b)	870,000	5,800
		10,198
Professional Services - 0.4%
Akka Technologies SA	730,733	39,913
Asiakastieto Group Oyj	81,166	2,105
Boardroom Ltd.	2,699,642	1,315
CBIZ, Inc. (c)	163,200	2,424
Clarius Group Ltd. (c)	2,914,107	180
ICF International, Inc. (c)	250,600	11,340
McMillan Shakespeare Ltd.	2,217,901	25,462
SHL-JAPAN Ltd.	53,400	1,969
Sporton International, Inc.	302,999	1,509
Stantec, Inc. (a)	2,073,100	52,744
Synergie SA	133,800	6,339
TriNet Group, Inc. (c)	184,800	6,468
TrueBlue, Inc. (c)	623,200	15,923
		167,691
Road & Rail - 0.7%
Alps Logistics Co. Ltd. (b)	2,995,900	21,604
Avis Budget Group, Inc. (c)	54,000	1,662
Chilled & Frozen Logistics Holdings Co. Ltd. (b)	1,317,200	15,688
CSX Corp.	226,513	11,176
Daqin Railway Co. Ltd. (A Shares)	26,000,000	33,821
Hamakyorex Co. Ltd. (b)	1,314,400	34,778
Higashi Twenty One Co. Ltd.	262,500	907
Roadrunner Transportation Systems, Inc. (b)(c)	3,785,032	26,420
Sakai Moving Service Co. Ltd. (b)	1,234,000	59,548
Trancom Co. Ltd. (b)	897,200	44,353
Universal Logistics Holdings, Inc. (b)	1,530,200	22,264
		272,221
Trading Companies & Distributors - 0.6%
AddTech AB (B Shares)	1,292,600	25,215
AerCap Holdings NV (c)	243,418	11,952
Goodfellow, Inc. (b)	758,300	4,738
Hanwa Co. Ltd.	40,000	286
HD Supply Holdings, Inc. (c)	547,994	17,804
HERIGE	63,953	2,923
KS Energy Services Ltd. (c)	13,816,400	296
Lumax International Corp. Ltd.	3,272,000	5,772
Meiwa Corp.	1,801,400	7,157
Mitani Shoji Co. Ltd.	771,100	30,391
MRC Global, Inc. (c)	328,107	5,361
Nexeo Solutions, Inc. (c)	817,625	6,811
Otec Corp.	130,400	1,858
Parker Corp. (b)	2,329,000	12,168
Richelieu Hardware Ltd.	912,400	23,806
Senshu Electric Co. Ltd. (b)	938,500	18,882
Strongco Corp. (b)(c)	890,988	943
Tanaka Co. Ltd.	38,400	263
TECHNO ASSOCIE Co. Ltd.	267,500	3,045
Titan Machinery, Inc. (c)	870,800	15,544
Totech Corp. (b)	971,400	17,623
		212,838
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	1,355,700	7,932
Meiko Transportation Co. Ltd.	870,000	9,864
Qingdao Port International Co. Ltd.	4,936,000	2,793
Sinwa Ltd. (b)	21,394,600	3,473
		24,062

TOTAL INDUSTRIALS		2,936,021

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.1%
ADTRAN, Inc.	212,500	4,983
Black Box Corp. (b)	1,561,711	12,338
Cisco Systems, Inc.	94,300	2,966
CommScope Holding Co., Inc. (c)	273,201	10,048
Juniper Networks, Inc.	171,900	4,805
Tessco Technologies, Inc.	122,118	1,630
		36,770
Electronic Equipment & Components - 5.6%
A&D Co. Ltd.	789,800	3,281
AAC Technology Holdings, Inc.	357,000	4,804
AVX Corp.	287,100	5,130
Beijer Electronics AB (c)	112,400	617
Bel Fuse, Inc. Class A	88,800	1,927
Cardtronics PLC	315,142	9,864
CDW Corp.	381,786	24,217
Corning, Inc.	159,400	4,645
CTS Corp.	366,954	8,073
Daido Signal Co. Ltd.	103,000	499
DigiTech Systems Co., Ltd. (c)	725,000	0
Dynapack International Technology Corp.	3,200,000	4,152
Elec & Eltek International Co. Ltd.	1,564,100	2,596
Elematec Corp. (b)	1,238,600	22,459
Excel Co. Ltd. (b)	790,700	10,314
FLIR Systems, Inc.	144,007	5,374
Hi-P International Ltd.	18,315,700	13,786
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	709,624
IDIS Holdings Co. Ltd. (b)	800,000	9,322
Image Sensing Systems, Inc. (c)	67,566	243
Intelligent Digital Integrated Security Co. Ltd. (b)	900,010	6,509
INTOPS Co. Ltd. (b)	1,719,800	18,044
Isra Vision AG (b)	355,400	65,170
Jabil, Inc.	577,912	17,626
Keysight Technologies, Inc. (c)	2,813,500	117,013
Kingboard Chemical Holdings Ltd. (b)	82,179,000	370,346
Kingboard Laminates Holdings Ltd.	3,907,000	5,452
Mesa Laboratories, Inc. (b)	236,900	34,239
Muramoto Electronic Thailand PCL (For. Reg.) (b)	1,336,900	9,120
Nippo Ltd. (b)(c)	772,800	2,397
PAX Global Technology Ltd.	4,276,000	2,836
Philips Lighting NV	116,200	4,416
Pinnacle Technology Holdings Ltd.	7,785,800	12,017
Redington India Ltd.	14,700,000	34,139
ScanSource, Inc. (b)(c)	2,197,700	87,029
Shibaura Electronics Co. Ltd. (b)	666,400	22,486
Sigmatron International, Inc. (b)(c)	252,179	2,108
Simplo Technology Co. Ltd.	10,500,000	33,361
SYNNEX Corp. (b)	2,832,600	336,853
Tomen Devices Corp. (b)	591,000	12,893
Tripod Technology Corp.	1,497,000	4,885
TTM Technologies, Inc. (c)	1,266,424	22,010
UKC Holdings Corp. (b)	1,364,300	20,506
VST Holdings Ltd. (b)	126,396,800	33,659
Wayside Technology Group, Inc.	66,800	1,149
Wireless Telecom Group, Inc. (c)	408,654	605
Yageo Corp.	721,000	2,744
		2,120,539
Internet Software & Services - 0.1%
Aucnet, Inc.	161,500	2,073
eBay, Inc. (c)	98,700	3,527
Gabia, Inc. (b)	975,000	5,328
Liquidity Services, Inc. (c)	292,022	1,986
NetGem SA	891,300	2,596
Pandora Media, Inc. (c)	49,400	442
Softbank Technology Corp.	269,300	4,324
Yahoo! Japan Corp.	2,881,500	13,069
		33,345
IT Services - 4.5%
ALTEN	692,900	59,838
Amdocs Ltd.	6,778,200	455,292
Argo Graphics, Inc.	412,900	10,097
Blackhawk Network Holdings, Inc. (c)	123,800	5,404
Computer Services, Inc.	270,964	13,277
CSE Global Ltd. (b)	42,663,000	13,065
CSRA, Inc.	4,958,113	161,684
Data#3 Ltd.	2,941,333	4,188
Dimerco Data System Corp.	510,000	623
DXC Technology Co.	96,072	7,530
E-Credible Co. Ltd.	129,349	1,542
eClerx Services Ltd.	1,791,278	36,229
EOH Holdings Ltd.	6,937,400	56,720
Estore Corp.	297,700	2,139
EVERTEC, Inc.	1,896,900	33,860
ExlService Holdings, Inc. (c)	187,258	10,777
First Data Corp. Class A (c)	645,909	12,053
Genpact Ltd.	200,700	5,820
GetBusy PLC (c)	39,893	4
Hackett Group, Inc.	126,800	2,082
HIQ International AB	535,500	3,582
Indra Sistemas (b)(c)	13,738,800	212,977
Know IT AB (b)	1,500,700	24,210
Leidos Holdings, Inc.	672,070	35,915
Luxoft Holding, Inc. (c)	96,210	6,056
Mastek Ltd.	677,069	3,189
NCI, Inc. Class A (c)	691,100	13,787
Net 1 UEPS Technologies, Inc. (c)	543,344	5,260
Neustar, Inc. Class A (c)	1,198,629	40,034
Nice Information & Telecom, Inc.	53,000	1,159
Paysafe Group PLC (c)	406,700	3,166
Perficient, Inc. (c)	496,200	9,329
Rolta India Ltd. (c)	2,699,942	2,444
Societe Pour L'Informatique Industrielle SA (b)	1,738,100	46,192
Softcreate Co. Ltd.	631,400	8,305
Sword Group	319,286	13,116
The Western Union Co.	19,196,400	379,129
TravelSky Technology Ltd. (H Shares)	1,834,000	4,860
Vantiv, Inc. (c)	74,200	4,715
		1,709,649
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp. (b)	802,100	5,428
Boe Varitronix Ltd.	7,577,000	4,045
Diodes, Inc. (c)	24,700	655
Entegris, Inc. (c)	481,100	12,557
Integrated Device Technology, Inc. (c)	560,380	14,648
Lasertec Corp.	74,000	1,106
Leeno Industrial, Inc.	600,000	26,573
Melexis NV	2,003,501	172,378
Miraial Co. Ltd.	188,500	1,812
ON Semiconductor Corp. (c)	1,028,559	15,377
Phison Electronics Corp.	1,900,000	26,411
Powertech Technology, Inc.	9,000,000	29,161
Trio-Tech International (b)(c)	240,700	1,129
		311,280
Software - 3.5%
Activision Blizzard, Inc.	194,298	12,004
AdaptIT Holdings Ltd.	2,637,200	2,001
ANSYS, Inc. (c)	4,146,300	537,153
Aspen Technology, Inc. (c)	138,443	7,873
AVG Technologies NV (c)	502,588	13,293
Ebix, Inc. (a)(b)	2,736,087	158,009
ICT Automatisering NV (b)	609,469	9,019
IGE + XAO SA	34,729	4,054
InfoVine Co. Ltd. (b)	175,000	4,250
init innovation in traffic systems AG	121,711	2,361
Jorudan Co. Ltd. (b)	456,300	4,478
KPIT Cummins Infosystems Ltd.	9,000,000	17,943
KSK Co., Ltd. (b)	557,300	7,360
Majesco Ltd. (c)	200,000	1,160
NIIT Technologies Ltd.	58,528	470
Nucleus Software Exports Ltd. (b)	2,200,000	9,766
Oracle Corp.	10,139,774	506,279
Pegasystems, Inc.	200,171	12,100
Pro-Ship, Inc.	264,800	4,410
RealPage, Inc. (c)	380,425	14,741
Reckon Ltd.	92,184	111
RS Software (India) Ltd. (c)	362,238	420
Synopsys, Inc. (c)	26,300	2,014
Vitec Software Group AB	830,200	8,766
Zensar Technologies Ltd.	800,000	9,975
		1,350,010
Technology Hardware, Storage & Peripherals - 3.2%
Compal Electronics, Inc.	72,000,000	47,778
Hewlett Packard Enterprise Co.	5,355,306	93,771
HP, Inc.	8,030,836	153,389
Seagate Technology LLC (b)	25,568,700	842,744
Super Micro Computer, Inc. (c)	464,207	12,464
TPV Technology Ltd.	72,998,000	17,103
Xerox Corp.	2,310,350	70,858
		1,238,107

TOTAL INFORMATION TECHNOLOGY		6,799,700

MATERIALS - 3.2%
Chemicals - 2.3%
Axalta Coating Systems (c)	481,000	15,152
C. Uyemura & Co. Ltd.	402,500	23,111
Chase Corp. (b)	725,600	78,401
Core Molding Technologies, Inc. (a)(b)	715,656	13,648
Deepak Fertilisers and Petrochemicals Corp. Ltd. (b)(c)	6,000,000	33,595
Deepak Nitrite Ltd. (c)	3,500,000	8,851
EcoGreen International Group Ltd. (b)	52,572,080	10,836
FMC Corp.	1,480,800	113,104
Fujikura Kasei Co., Ltd. (b)	2,843,400	16,713
Fuso Chemical Co. Ltd.	789,700	26,325
Gujarat Narmada Valley Fertilizers Co.	7,597,439	35,519
Gujarat State Fertilizers & Chemicals Ltd. (b)	30,400,000	65,224
Honshu Chemical Industry Co. Ltd. (b)	826,900	7,501
Innospec, Inc.	754,408	47,075
JSR Corp.	243,700	4,306
K&S AG (a)	973,700	25,353
KPC Holdings Corp.	43,478	2,601
KPX Chemical Co. Ltd.	163,083	10,353
KPX Green Chemical Co. Ltd.	369,165	1,485
Miwon Chemicals Co. Ltd.	55,095	3,247
Miwon Commercial Co. Ltd. (c)	13,819	2,789
Muto Seiko Co. Ltd. (c)	260,600	1,723
Nihon Parkerizing Co. Ltd.	304,600	4,374
Nippon Soda Co. Ltd.	1,652,000	9,321
Olin Corp.	98,800	2,913
PolyOne Corp.	98,800	3,614
Potash Corp. of Saskatchewan, Inc.	1,709,400	30,575
SK Kaken Co. Ltd.	340,000	30,840
Soda Aromatic Co. Ltd.	261,700	2,697
Soken Chemical & Engineer Co. Ltd. (b)	699,400	9,827
T&K Toka Co. Ltd. (b)	1,425,900	15,676
Thai Carbon Black PCL (For. Reg.)	12,032,900	13,108
Thai Rayon PCL:
(For. Reg.)	2,852,100	3,600
NVDR	89,800	113
UPL Ltd.	875,000	11,959
Victrex PLC	9,664	251
Vivimed Labs Ltd. (c)	600,000	1,166
Yara International ASA	4,371,300	174,177
Yip's Chemical Holdings Ltd.	26,942,000	11,210
		872,333
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	705,400	4,821
Mitani Sekisan Co. Ltd. (b)	1,562,900	36,788
RHI AG	93,269	3,524
		45,133
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	3,640,000	1,058
Ball Corp.	361,404	15,143
Berry Global Group, Inc. (c)	229,034	12,844
Chuoh Pack Industry Co. Ltd. (b)	442,300	5,111
Graphic Packaging Holding Co.	132,800	1,752
Kohsoku Corp. (b)	1,822,600	18,103
Owens-Illinois, Inc. (c)	94,000	2,247
Pact Group Holdings Ltd.	534,784	2,451
Samhwa Crown & Closure Co. Ltd.	50,000	2,317
Sealed Air Corp.	119,800	5,212
Silgan Holdings, Inc.	421,000	12,756
The Pack Corp. (b)	1,637,000	53,010
UFP Technologies, Inc. (c)	92,000	2,654
		134,658
Metals& Mining - 0.4%
Alcoa Corp.	207,900	7,568
Alconix Corp. (b)	1,111,900	22,007
Ausdrill Ltd.	2,197,796	3,420
Chubu Steel Plate Co. Ltd.	434,600	2,890
Compania de Minas Buenaventura SA sponsored ADR	2,366,419	28,965
Freeport-McMoRan, Inc. (c)	549,900	8,040
Granges AB	423,200	4,678
Handy & Harman Ltd. (c)	113,500	3,757
Hill & Smith Holdings PLC	987,200	17,454
Newmont Mining Corp.	50,600	1,881
Orosur Mining, Inc. (c)	3,119,600	563
Orvana Minerals Corp. (c)	802,183	180
Pacific Metals Co. Ltd. (c)	3,997,000	10,732
Petra Diamonds Ltd. (c)	1,870,900	2,357
Steel Dynamics, Inc.	148,200	5,248
Tohoku Steel Co. Ltd. (b)	656,400	9,449
Tokyo Tekko Co. Ltd. (b)	3,997,000	16,460
Universal Stainless & Alloy Products, Inc. (c)	87,527	1,663
Webco Industries, Inc. (c)	7,998	640
		147,952
Paper & Forest Products - 0.1%
Kapstone Paper & Packaging Corp.	146,297	3,344
Stella-Jones, Inc.	600,000	20,997
Western Forest Products, Inc.	2,042,100	4,062
		28,403

TOTAL MATERIALS		1,228,479

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CareTrust (REIT), Inc.	221,800	4,046
Colony NorthStar, Inc.	1,011,702	14,811
Corporate Office Properties Trust (SBI)	117,400	3,908
Corrections Corp. of America	1,244,436	34,471
Four Corners Property Trust, Inc.	344,100	8,733
Healthcare Realty Trust, Inc.	111,400	3,710
Nsi NV	8,741	342
Outfront Media, Inc.	168,900	3,863
Senior Housing Properties Trust (SBI)	39,500	768
Store Capital Corp.	210,400	4,921
VEREIT, Inc.	3,611,700	30,013
WP Glimcher, Inc.	147,000	1,326
		110,912
Real Estate Management & Development - 0.6%
Anabuki Kosan, Inc.	45,150	1,202
BUWOG-Gemeinnuetzige Wohnung	182,585	5,368
CBRE Group, Inc. (c)	162,300	6,166
Century21 Real Estate Japan Ltd.	102,000	1,295
Devine Ltd. (c)	1,846,772	539
IMMOFINANZ Immobilien Anlagen AG	1,073,000	2,612
Leopalace21 Corp.	4,456,500	31,813
LSL Property Services PLC	1,427,938	4,795
Realogy Holdings Corp.	163,700	5,435
Relo Holdings Corp.	7,354,700	147,634
Selvaag Bolig ASA	1,221,000	5,668
Servcorp Ltd.	453,009	2,167
Sino Land Ltd.	2,908,000	4,803
Tejon Ranch Co. (c)	344,518	7,228
Wing Tai Holdings Ltd.	1,805,900	2,719
		229,444

TOTAL REAL ESTATE		340,356

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Asia Satellite Telecommunications Holdings Ltd.	459,500	471
UTILITIES - 0.6%
Electric Utilities - 0.3%
Exelon Corp.	2,950,500	113,122
Hawaiian Electric Industries, Inc.	95,700	3,157
		116,279
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	13,931	476
GAIL India Ltd.	2,000,000	11,740
Hokuriku Gas Co.	160,400	4,154
K&O Energy Group, Inc.	563,400	8,616
Keiyo Gas Co. Ltd.	622,000	3,160
South Jersey Industries, Inc.	258,359	8,776
Star Gas Partners LP	395,300	4,340
		41,262
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (b)	32,700,045	29,328
Mega First Corp. Bhd warrants 4/8/20 (b)(c)	3,900,000	1,794
The AES Corp.	336,000	3,756
		34,878
Multi-Utilities - 0.1%
CMS Energy Corp.	628,455	29,060
Water Utilities - 0.0%
Manila Water Co., Inc.	5,893,400	3,740

TOTAL UTILITIES		225,219

TOTAL COMMON STOCKS
(Cost $16,241,993)		33,694,607

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	811,100	3,873
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,157
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (c)(d)	6,752	1,480
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,606,600	22,956
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,021)		29,466
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (d)
(Cost $11,839)	4,832	3,865
	Shares	Value (000s)

Money Market Funds - 12.3%
Fidelity Cash Central Fund, 1.11% (e)	4,351,859,851	4,352,730
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	339,400,686	339,435
TOTAL MONEY MARKET FUNDS
(Cost $4,691,556)		4,692,165
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $20,967,409)		38,420,103
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(199,967)
NET ASSETS - 100%		$38,220,136

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,345,000 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$25,561
Fidelity Securities Lending Cash Central Fund	8,548
Total	$34,109

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Aalberts Industries NV	$280,615	$--	$10,073	$4,385	$357,923
Abbey PLC	27,009	--	855	313	30,976
Abercrombie & Fitch Co. Class A	111,229	--	1,743	4,271	51,336
Accell Group NV	55,294	--	7,082	1,494	57,199
AECOM	276,570	10,144	31,425	--	--
Air T, Inc.	4,609	--	113	--	3,276
AJIS Co. Ltd.	28,027	--	613	311	18,967
Alconix Corp.	15,908	17	567	428	22,007
Almost Family, Inc.	32,103	--	16,325	--	--
Alps Logistics Co. Ltd.	17,736	--	605	472	21,604
ANSYS, Inc.	399,734	--	36,192	--	--
Arctic Cat, Inc.	17,363	--	246	--	--
Ark Restaurants Corp.	4,594	169	138	198	4,524
Arts Optical International Holdings Ltd.	12,370	--	2,257	915	8,599
ASL Marine Holdings Ltd.	5,316	1,536	134	--	4,442
Assurant, Inc.	352,793	--	115,144	8,034	322,168
ASTI Corp.	2,051	--	154	59	5,592
Atlas Air Worldwide Holdings, Inc.	72,657	487	91,289	--	--
Atwood Oceanics, Inc.	67,818	13,806	1,935	--	57,677
Axell Corp.	5,716	--	172	33	5,428
Axis Capital Holdings Ltd.	363,338	--	173,977	8,648	--
AZZ, Inc.	83,311	--	7,528	867	--
Barratt Developments PLC	451,627	--	16,208	30,566	615,294
Bed Bath & Beyond, Inc.	265,416	106,308	7,309	3,163	274,957
Bel Fuse, Inc. Class A	3,309	--	2,342	29	--
Belc Co. Ltd.	74,524	--	2,186	921	80,741
Belluna Co. Ltd.	59,870	--	16,193	985	87,499
Best Buy Co., Inc.	1,013,053	--	509,504	29,259	1,088,006
Black Box Corp.	21,944	--	437	767	12,338
BMTC Group, Inc.	44,380	--	2,506	672	39,153
Calian Technologies Ltd.	12,538	--	401	499	15,187
Carbo Ceramics, Inc.	29,891	--	14,074	--	--
Chase Corp.	49,296	--	8,592	568	78,401
Chilled & Frozen Logistics Holdings Co. Ltd.	17,074	--	4,456	283	15,688
Chuoh Pack Industry Co. Ltd.	4,728	--	152	169	5,111
Cinderella Media Group Ltd.	4,868	--	279	--	--
Civeo Corp.	14,344	7,191	841	--	24,148
Clip Corp.	2,635	--	70	95	2,382
Codorus Valley Bancorp, Inc.	13,291	664	507	348	18,561
Contango Oil & Gas Co.	18,778	743	430	--	12,450
Core Molding Technologies, Inc.	11,084	2,643	2,338	--	13,648
Cosmos Pharmaceutical Corp.	288,551	--	28,400	833	262,818
Create SD Holdings Co. Ltd.	145,712	--	4,166	1,479	146,994
CSE Global Ltd.	14,906	--	421	871	13,065
Daewon Pharmaceutical Co. Ltd.	34,676	--	--	314	29,918
Daiichi Kensetsu Corp.	19,901	--	608	391	22,034
DCC PLC (United Kingdom)	624,867	--	150,929	8,699	464,436
Deepak Fertilisers and Petrochemicals Corp. Ltd.	18,663	--	6,250	--	33,595
DongKook Pharmaceutical Co. Ltd.	37,160	--	--	174	33,526
DSW, Inc. Class A	116,448	5,503	14,002	3,614	--
DVx, Inc.	8,067	--	252	140	8,368
Ebix, Inc.	153,226	--	7,939	841	158,009
EcoGreen International Group Ltd.	10,325	--	327	329	10,836
Elematec Corp.	28,328	--	650	227	22,459
EOH Holdings Ltd.	72,904	--	1,990	831	--
Essendant, Inc.	41,363	2,783	1,068	1,166	27,007
Excel Co. Ltd.	10,832	--	306	235	10,314
Farstad Shipping ASA	3,213	1,410	36	--	--
Ff Group	107,213	7,232	2,949	--	109,703
First Juken Co. Ltd.	18,267	--	599	522	21,090
Food Empire Holdings Ltd.	12,087	--	1,928	187	20,674
Fossil Group, Inc.	144,576	718	31,850	--	--
Fresh Del Monte Produce, Inc.	299,600	--	9,600	3,134	262,477
Fuji Kosan Co. Ltd.	2,866	--	93	78	3,565
Fujikura Kasei Co., Ltd.	17,183	--	488	396	16,713
Fursys, Inc.	28,855	--	--	458	28,374
Fyffes PLC (Ireland)	44,248	--	301	825	--
Gabia, Inc.	5,345	--	--	20	5,328
GameStop Corp. Class A	293,285	24,263	12,621	14,436	216,839
Genky Stores, Inc.	13,359	--	741	139	28,711
Geospace Technologies Corp.	20,470	--	592	--	18,545
Geumhwa PSC Co. Ltd.	12,187	307	--	223	12,086
GNC Holdings, Inc. Class A	98,942	26,341	53,283	1,875	--
Goodfellow, Inc.	6,846	--	140	--	4,738
Guess?, Inc.	110,594	--	26,195	6,247	68,134
Gujarat Narmada Valley Fertilizers Co.	31,358	--	26,212	404	--
Gujarat State Fertilizers & Chemicals Ltd.	33,010	--	2,177	1,037	65,224
Gulfmark Offshore, Inc. Class A	1,906	675	88	--	413
Halows Co. Ltd.	27,422	--	842	236	29,437
Hamakyorex Co. Ltd.	24,611	--	866	460	34,778
Hampshire Group Ltd.	12	--	4	--	--
Handsome Co. Ltd.	74,379	--	--	439	68,497
Hanger, Inc.	29,120	--	926	--	30,525
Helen of Troy Ltd.	242,740	--	45,261	--	196,442
Hiday Hidaka Corp.	48,144	--	1,576	586	60,332
Honshu Chemical Industry Co. Ltd.	5,713	--	195	186	7,501
Hoshiiryou Sanki Co. Ltd.	10,919	--	337	110	11,966
Houston Wire & Cable Co.	6,545	521	7,845	34	--
Hurco Companies, Inc.	13,824	2,026	2,547	202	16,735
Hwacheon Machine Tool Co. Ltd.	9,871	--	--	187	11,663
Hyster-Yale Materials Handling Class A	14,289	--	411	264	15,417
Hyster-Yale Materials Handling Class B	19,775	--	--	368	21,967
I-Sheng Electric Wire & Cable Co. Ltd.	15,341	--	--	1,312	17,852
IA Group Corp.	5,226	--	943	142	3,759
ICT Automatisering NV	8,959	--	1,821	204	9,019
IDIS Holdings Co. Ltd.	11,718	--	--	83	9,322
Ihara Science Corp.	8,622	--	466	301	20,475
Indra Sistemas	171,608	--	5,753	--	212,977
InfoVine Co. Ltd.	4,207	--	--	--	4,250
Intage Holdings, Inc.	28,744	--	971	508	35,728
Intelligent Digital Integrated Security Co. Ltd.	10,555	--	--	120	6,509
INTOPS Co. Ltd.	15,416	--	--	117	18,044
INZI Controls Co. Ltd.	8,474	--	--	94	6,917
Isewan Terminal Service Co. Ltd.	9,100	--	238	261	--
Isra Vision AG	35,314	--	5,257	167	65,170
Jaya Holdings Ltd.	1,121	--	10	893	206
JLM Couture, Inc.	563	--	15	--	511
Jorudan Co. Ltd.	3,328	--	123	55	4,478
Jumbo SA	127,943	--	4,941	5,676	176,166
Kingboard Chemical Holdings Ltd.	182,540	--	9,533	13,956	370,346
Know IT AB	13,677	--	611	553	24,210
Kohsoku Corp.	16,596	--	533	431	18,103
Kondotec, Inc.	12,597	--	410	331	14,958
Korea Electric Terminal Co. Ltd.	55,230	--	--	346	44,065
KSK Co., Ltd.	5,892	--	195	203	7,360
Kwang Dong Pharmaceutical Co. Ltd.	26,493	--	--	171	23,334
Kyeryong Construction Industrial Co. Ltd.	7,674	--	114	--	11,076
Kyoto Kimono Yuzen Co. Ltd.	7,517	--	5,285	239	--
LCNB Corp.	12,258	191	4,573	432	--
LHC Group, Inc.	49,216	--	27,705	--	--
Maruzen Co. Ltd.	16,271	--	641	316	27,369
Mastek Ltd.	2,396	--	1,972	48	--
Mega First Corp. Bhd	14,781	--	--	387	29,328
Mega First Corp. Bhd warrants 4/8/20	456	--	189	--	1,794
Melexis NV	177,059	--	58,226	4,751	--
Mesa Laboratories, Inc.	31,428	--	4,621	167	34,239
Metro, Inc. Class A (sub. vtg.)	1,005,281	--	56,298	10,469	876,121
Michang Oil Industrial Co. Ltd.	14,143	--	--	264	13,913
Miroku Corp.	2,212	--	85	50	--
Mitani Sekisan Co. Ltd.	34,093	--	2,502	237	36,788
Mitie Group PLC	64,987	--	16,213	979	--
Motonic Corp.	27,044	--	--	556	28,729
Mr. Bricolage SA	13,237	--	412	529	16,992
Muhak Co. Ltd.	59,618	--	--	686	56,738
Murakami Corp.	12,838	--	496	228	17,692
Muramoto Electronic Thailand PCL (For. Reg.)	8,851	--	268	492	9,120
Nac Co. Ltd.	9,478	--	1,324	265	8,739
Nadex Co. Ltd.	4,108	--	178	190	6,782
Nafco Co. Ltd.	33,322	--	952	676	32,256
Nakayamafuku Co. Ltd.	8,398	--	260	237	7,504
NCI, Inc. Class A	8,780	3,457	3,483	--	--
ND Software Co. Ltd.	10,531	--	368	192	13,121
Next PLC	960,887	--	36,381	44,537	720,096
NICE Total Cash Management Co., Ltd.	8,303	--	--	76	12,891
Nippo Ltd.	1,768	--	62	--	2,397
Norwood Financial Corp.	5,246	392	1,897	231	--
Nucleus Software Exports Ltd.	6,405	--	--	170	9,766
Nutraceutical International Corp.	26,232	--	1,063	255	41,542
OFG Bancorp	25,308	--	19,229	421	--
Origin Enterprises PLC	52,849	6,916	2,088	2,218	75,152
P&F Industries, Inc. Class A	3,150	--	66	50	1,986
Parker Corp.	7,322	--	336	172	12,168
Piolax, Inc.	45,328	--	1,917	751	72,133
Prim SA	14,833	--	503	651	19,681
Qol Co. Ltd.	27,774	964	864	408	31,384
Relo Holdings Corp.	157,507	--	45,677	1,319	--
RenaissanceRe Holdings Ltd.	325,965	--	78,244	3,311	326,272
Roadrunner Transportation Systems, Inc.	21,448	8,216	810	--	26,420
Rocky Mountain Chocolate Factory, Inc.	4,457	584	143	205	5,440
S&T Holdings Co. Ltd.	14,556	--	--	210	12,660
Sakai Moving Service Co. Ltd.	34,221	--	6,742	473	59,548
Samsung Climate Control Co. Ltd.	4,560	--	--	31	5,669
Sanei Architecture Planning Co. Ltd.	14,043	--	584	381	22,654
Sarantis SA	21,370	--	813	344	30,582
ScanSource, Inc.	91,087	5,774	8,325	--	87,029
Seagate Technology LLC	877,660	--	76,446	67,778	842,744
Select Harvests Ltd.	27,700	--	585	1,268	18,238
Senshu Electric Co. Ltd.	15,380	--	518	319	18,882
Servotronics, Inc.	1,320	318	50	26	1,623
Sewon Precision Industries Co. Ltd.	8,290	--	--	38	7,366
Shibaura Electronics Co. Ltd.	11,774	--	857	337	22,486
ShoLodge, Inc.	0	--	--	--	0
Sigmatron International, Inc.	1,501	11	47	--	2,108
Sinwa Ltd.	4,271	--	104	186	3,473
SJM Co. Ltd.	8,445	--	--	177	6,651
SJM Holdings Co. Ltd.	6,768	--	--	184	6,082
Societe Pour L'Informatique Industrielle SA	25,005	--	1,181	153	46,192
Soken Chemical & Engineer Co. Ltd.	6,538	--	276	261	9,827
Span-America Medical System, Inc.	4,705	280	87	172	--
SPK Corp.	5,479	140	187	146	7,050
Sportscene Group, Inc. Class A	1,316	--	46	--	1,827
Step Co. Ltd.	12,446	--	434	306	14,962
Sterling Construction Co., Inc.	12,194	608	15,726	--	--
Strattec Security Corp.	7,047	5,383	288	145	11,271
Strongco Corp.	1,173	--	27	--	943
Sun Hing Vision Group Holdings Ltd.	7,647	--	232	635	8,362
Sunjin Co. Ltd.	20,180	--	--	2	27,026
Sword Group	13,332	--	5,676	385	--
SYNNEX Corp.	307,461	--	26,477	2,936	336,853
T&K Toka Co. Ltd.	13,161	--	425	271	15,676
Techno Smart Corp.	3,363	--	2,742	161	9,054
Tessco Technologies, Inc.	6,533	--	4,960	362	--
The Buckle, Inc.	132,461	4,280	7,231	8,449	80,756
The Pack Corp.	46,476	--	1,419	655	53,010
Tocalo Co. Ltd.	16,802	--	729	611	31,573
Tohoku Steel Co. Ltd.	6,546	--	256	126	9,449
Token Corp.	57,849	--	1,960	717	--
Tokyo Kisen Co. Ltd.	5,555	--	164	201	5,800
Tokyo Tekko Co. Ltd.	15,150	--	491	238	16,460
Tomen Devices Corp.	10,840	--	360	294	12,893
Total Energy Services, Inc.	21,762	--	662	339	--
Totech Corp.	11,171	395	463	350	17,623
TOW Co. Ltd.	11,751	--	398	400	15,331
Trancom Co. Ltd.	59,491	--	1,355	612	44,353
Trio-Tech International	875	--	30	--	1,129
Triple-S Management Corp.	49,208	--	986	--	29,777
Tsukui Corp.	28,721	--	15,532	238	--
UKC Holdings Corp.	22,097	--	671	715	20,506
Uni-Select, Inc.	53,667	--	11,726	471	--
Unit Corp.	58,338	--	2,870	--	81,511
Universal Logistics Holdings, Inc.	24,741	2,671	4,302	471	22,264
Unum Group	576,028	--	52,880	13,648	801,555
Utah Medical Products, Inc.	24,740	--	721	399	25,516
VSE Corp.	27,966	646	1,118	223	45,427
VST Holdings Ltd.	31,048	--	1,197	2,033	33,659
Watts Co. Ltd.	12,358	--	728	165	15,539
Weight Watchers International, Inc.	52,032	59	6,431	--	148,520
Whanin Pharmaceutical Co. Ltd.	25,398	--	--	301	30,861
WIN-Partners Co. Ltd.	20,281	--	805	572	33,644
Workman Co. Ltd.	80,055	--	2,033	1,018	70,361
Youngone Holdings Co. Ltd.	48,445	--	--	306	42,735
Yusen Logistics Co. Ltd.	34,365	--	9,036	471	19,570
Yutaka Giken Co. Ltd.	26,673	--	835	678	29,488
Zumiez, Inc.	32,011	406	32,561	--	--
Total	$15,132,964	$257,178	$2,256,453	$367,426	$13,042,071

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$8,698,252	$8,696,912	$829	$511
Consumer Staples	3,497,505	3,486,231	--	11,274
Energy	1,053,574	930,304	121,790	1,480
Financials	4,260,872	3,979,810	280,112	950
Health Care	4,660,668	4,660,668	--	--
Industrials	2,936,021	2,927,134	8,887	--
Information Technology	6,799,700	6,799,696	--	4
Materials	1,251,435	1,251,435	--	--
Real Estate	340,356	340,356	--	--
Telecommunication Services	471	471	--	--
Utilities	225,219	225,219	--	--
Corporate Bonds	3,865	--	3,865	--
Money Market Funds	4,692,165	4,692,165	--	--
Total Investments in Securities:	$38,420,103	$37,990,401	$415,483	$14,219

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$3,214,746

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.6%
Japan	9.7%
United Kingdom	5.3%
Ireland	4.4%
Canada	4.3%
Netherlands	2.8%
Taiwan	2.5%
Bermuda	2.3%
Cayman Islands	2.0%
Korea (South)	1.9%
Bailiwick of Guernsey	1.2%
India	1.0%
Others (Individually Less Than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2017
Assets
Investment in securities, at value (including securities loaned of $326,229) — See accompanying schedule: Unaffiliated issuers (cost $10,045,447)	$20,685,867
Fidelity Central Funds (cost $4,691,556)	4,692,165
Other affiliated issuers (cost $6,230,406)	13,042,071
Total Investments (cost $20,967,409)		$38,420,103
Foreign currency held at value (cost $1,743)		1,742
Receivable for investments sold		79,628
Receivable for fund shares sold		28,550
Dividends receivable		76,517
Interest receivable		185
Distributions receivable from Fidelity Central Funds		4,243
Other receivables		2,005
Total assets		38,612,973
Liabilities
Payable for investments purchased	$2,563
Payable for fund shares redeemed	31,241
Accrued management fee	12,540
Other affiliated payables	3,891
Other payables and accrued expenses	3,166
Collateral on securities loaned	339,436
Total liabilities		392,837
Net Assets		$38,220,136
Net Assets consist of:
Paid in capital		$18,213,039
Undistributed net investment income		293,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,261,213
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,452,676
Net Assets		$38,220,136
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($28,334,033 ÷ 521,051 shares)		$54.38
Class K:
Net Asset Value, offering price and redemption price per share ($9,886,103 ÷ 181,871 shares)		$54.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended July 31, 2017
Investment Income
Dividends (including $367,426 earned from other affiliated issuers)		$795,434
Interest		603
Income from Fidelity Central Funds		34,109
Total income		830,146
Expenses
Management fee
Basic fee	$231,997
Performance adjustment	(30,889)
Transfer agent fees	45,131
Accounting and security lending fees	2,244
Custodian fees and expenses	2,700
Independent trustees' fees and expenses	159
Appreciation in deferred trustee compensation account	1
Registration fees	161
Audit	215
Legal	113
Miscellaneous	342
Total expenses before reductions	252,174
Expense reductions	(520)	251,654
Net investment income (loss)		578,492
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,707,408
Redemptions in-kind with affiliated entities	254,862
Fidelity Central Funds	224
Other affiliated issuers	811,078
Foreign currency transactions	(225)
Total net realized gain (loss)		3,773,347
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred foreign taxes of $395)	1,136,407
Assets and liabilities in foreign currencies	319
Total change in net unrealized appreciation (depreciation)		1,136,726
Net gain (loss)		4,910,073
Net increase (decrease) in net assets resulting from operations		$5,488,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$578,492	$508,914
Net realized gain (loss)	3,773,347	1,577,645
Change in net unrealized appreciation (depreciation)	1,136,726	(2,865,712)
Net increase (decrease) in net assets resulting from operations	5,488,565	(779,153)
Distributions to shareholders from net investment income	(481,686)	(528,171)
Distributions to shareholders from net realized gain	(1,425,392)	(1,338,985)
Total distributions	(1,907,078)	(1,867,156)
Share transactions - net increase (decrease)	(5,374,274)	(1,482,043)
Redemption fees	401	1,921
Total increase (decrease) in net assets	(1,792,386)	(4,126,431)
Net Assets
Beginning of period	40,012,522	44,138,953
End of period	$38,220,136	$40,012,522
Other Information
Undistributed net investment income end of period	$293,208	$225,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$49.57	$52.65	$51.03	$47.84	$38.52
Income from Investment Operations
Net investment income (loss)A	.74	.59	.52	.53	.48
Net realized and unrealized gain (loss)	6.47	(1.44)	4.06	5.96	11.61
Total from investment operations	7.21	(.85)	4.58	6.49	12.09
Distributions from net investment income	(.60)	(.62)	(.52)	(.39)	(.49)
Distributions from net realized gain	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)
Total distributions	(2.40)	(2.23)	(2.96)	(3.30)	(2.77)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$54.38	$49.57	$52.65	$51.03	$47.84
Total ReturnC	15.17%	(1.48)%	9.32%	14.42%	33.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.67%	.88%	.79%	.82%	.79%
Expenses net of fee waivers, if any	.67%	.88%	.79%	.82%	.79%
Expenses net of all reductions	.67%	.88%	.79%	.82%	.79%
Net investment income (loss)	1.46%	1.24%	1.02%	1.07%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$28,334	$28,524	$30,150	$30,576	$28,171
Portfolio turnover rateF	8%G	9%G	9%G	12%G	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund Class K

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$49.56	$52.64	$51.02	$47.83	$38.52
Income from Investment Operations
Net investment income (loss)A	.79	.64	.57	.58	.53
Net realized and unrealized gain (loss)	6.46	(1.44)	4.06	5.96	11.60
Total from investment operations	7.25	(.80)	4.63	6.54	12.13
Distributions from net investment income	(.64)	(.67)	(.57)	(.44)	(.54)
Distributions from net realized gain	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)
Total distributions	(2.45)B	(2.28)	(3.01)	(3.35)	(2.82)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$54.36	$49.56	$52.64	$51.02	$47.83
Total ReturnD	15.27%	(1.38)%	9.44%	14.55%	33.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%	.78%	.69%	.72%	.68%
Expenses net of fee waivers, if any	.58%	.78%	.69%	.72%	.68%
Expenses net of all reductions	.58%	.78%	.69%	.72%	.68%
Net investment income (loss)	1.56%	1.34%	1.11%	1.17%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$9,886	$11,489	$13,989	$16,198	$14,691
Portfolio turnover rateG	8%H	9%H	9%H	12%H	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.45 per share is comprised of distributions from net investment income of $.644 and distributions from net realized gain of $1.803 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$19,037,580
Gross unrealized depreciation	(1,869,333)
Net unrealized appreciation (depreciation) on securities	$17,168,247
Tax Cost	$21,251,856

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$294,968
Undistributed long-term capital gain	$2,545,661
Net unrealized appreciation (depreciation) on securities and other investments	$17,169,065

The tax character of distributions paid was as follows:

	July 31, 2017	July 31, 2016
Ordinary Income	$484,842	$ 587,672
Long-term Capital Gains	1,422,236	1,279,484
Total	$1,907,078	$ 1,867,156

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,902,162 and $7,887,582, respectively.

Redemptions In-Kind. During the period, 11,577 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $587,646. The net realized gain of $324,974, on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 22,834 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $1,089,429. The Fund had a net realized gain of $567,763 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Low-Priced Stock	$40,048.14
Class K	5,083.05
	$45,131

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $213 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 8,419 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $456,638. The net realized gain of $254,862 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $128 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,225. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,548, including $582 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $161 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $359.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
From net investment income
Low-Priced Stock	$337,211	$356,516
Class K	144,475	171,655
Total	$481,686	$528,171
From net realized gain
Low-Priced Stock	$1,020,329	$917,359
Class K	405,063	421,626
Total	$1,425,392	$1,338,985

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Low-Priced Stock
Shares sold	35,353	73,081	$1,788,321	$3,496,723
Reinvestment of distributions	25,783	24,403	1,255,306	1,179,176
Shares redeemed	(115,449)	(94,728)	(5,836,933)	(4,533,400)
Net increase (decrease)	(54,313)	2,756	$(2,793,306)	$142,499
Class K
Shares sold	28,345	36,926	$1,441,213	$1,770,314
Reinvestment of distributions	11,296	12,287	549,537	593,281
Shares redeemed	(89,600)(a)	(83,156)(b)	(4,571,718)(a)	(3,988,137)(b)
Net increase (decrease)	(49,959)	(33,943)	$(2,580,968)	$(1,624,542)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Low-Priced Stock Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Low-Priced Stock	.63%
Actual		$1,000.00	$1,086.30	$3.26
Hypothetical-C		$1,000.00	$1,021.67	$3.16
Class K	.54%
Actual		$1,000.00	$1,086.80	$2.79
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Low-Priced Stock Fund
Low-Priced Stock	09/18/17	09/15/17	$0.420	$3.671
Class K	09/18/17	09/15/17	$0.449	$3.671

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $3,131,359,738, or, if subsequently determined to be different, the net capital gain of such year.

Low-Priced Stock designates 80% and 52%; Class K designates 73% and 49%; of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Low-Priced Stock and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Low-Priced Stock Fund

The Board has discussed the fund's underperformance with FMR, including the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance while at the same time noting the superior long term performance of the fund. The Board also noted that there were portfolio management changes for the fund in May 2016 and April 2017.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Low-Priced Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking. The Board noted that the comparisons for 2015 and 2016 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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LPS-K-ANN-0917
1.863395.108

Fidelity® Value Discovery K6 Fund Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

% of fund's net assets
JPMorgan Chase & Co.	3.8
Berkshire Hathaway, Inc. Class B	3.6
Wells Fargo & Co.	3.1
Amgen, Inc.	2.3
Alphabet, Inc. Class A	2.1
U.S. Bancorp	2.0
Allergan PLC	2.0
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.0
Johnson & Johnson	1.7
CVS Health Corp.	1.7
24.3

Top Five Market Sectors as of July 31, 2017

% of fund's net assets
Financials	26.3
Health Care	16.5
Information Technology	11.2
Consumer Discretionary	10.2
Consumer Staples	7.2

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks	94.4%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 22.1%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.0%
Hyundai Mobis	11	$2,416
Leisure Products - 0.6%
Vista Outdoor, Inc. (a)	81,445	1,880,565
Media - 7.0%
CBS Corp. Class B	58,289	3,837,165
Charter Communications, Inc. Class A (a)	5,510	2,159,424
Cinemark Holdings, Inc.	44,054	1,713,701
John Wiley & Sons, Inc. Class A	29,549	1,632,582
Lions Gate Entertainment Corp.:
Class A	42	1,235
Class B (a)	127,684	3,512,587
Time Warner, Inc.	43,175	4,421,984
Twenty-First Century Fox, Inc. Class A	125,117	3,640,905
		20,919,583
Specialty Retail - 0.7%
Cabela's, Inc. Class A (a)	35,962	2,049,115
Textiles, Apparel & Luxury Goods - 1.9%
Christian Dior SA	6,715	1,913,377
PVH Corp.	30,953	3,692,383
		5,605,760

TOTAL CONSUMER DISCRETIONARY		30,457,439

CONSUMER STAPLES - 7.2%
Beverages - 1.4%
C&C Group PLC	455,000	1,648,205
PepsiCo, Inc.	22,038	2,569,851
		4,218,056
Food & Staples Retailing - 2.3%
CVS Health Corp.	63,911	5,108,406
Sysco Corp.	30,052	1,581,336
		6,689,742
Food Products - 2.3%
Kellogg Co.	23,841	1,621,188
Seaboard Corp.	401	1,714,275
The J.M. Smucker Co.	29,449	3,589,833
		6,925,296
Personal Products - 0.7%
Unilever NV (Certificaten Van Aandelen) (Bearer)	34,500	2,010,578
Tobacco - 0.5%
British American Tobacco PLC:
(United Kingdom)	25,737	1,600,989
sponsored ADR	6	375
		1,601,364

TOTAL CONSUMER STAPLES		21,445,036

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	42,273	4,615,789
FLEX LNG Ltd. (a)	840,022	1,153,810
GasLog Ltd.	34,262	625,282
GasLog Partners LP	98,278	2,432,381
Golar LNG Partners LP	88,260	1,986,733
Hoegh LNG Partners LP	58,506	1,149,643
Phillips 66 Co.	31,254	2,617,523
Suncor Energy, Inc.	50,587	1,650,189
Teekay Corp.	149,400	1,464,120
Teekay LNG Partners LP	97,700	1,841,645
Teekay Offshore Partners LP	366,900	950,271
		20,487,386
FINANCIALS - 26.3%
Banks - 11.3%
JPMorgan Chase & Co.	123,284	11,317,468
PNC Financial Services Group, Inc.	27,320	3,518,816
SunTrust Banks, Inc.	59,904	3,431,900
U.S. Bancorp	112,895	5,958,598
Wells Fargo & Co.	172,799	9,320,778
		33,547,560
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	16,128	3,634,122
Consumer Finance - 2.7%
Capital One Financial Corp.	26,732	2,303,764
Discover Financial Services	43,375	2,643,273
Synchrony Financial	97,368	2,952,198
		7,899,235
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	60,304	10,551,391
Insurance - 4.7%
Allstate Corp.	30,152	2,743,832
Chubb Ltd.	20,035	2,934,326
FNF Group	43,765	2,138,358
FNFV Group (a)	39,368	679,098
Prudential PLC	99,288	2,422,676
The Travelers Companies, Inc.	24,643	3,156,522
		14,074,812
Mortgage Real Estate Investment Trusts - 2.8%
Agnc Investment Corp.	130,025	2,753,930
Annaly Capital Management, Inc.	258,624	3,111,247
MFA Financial, Inc.	303,726	2,578,634
		8,443,811

TOTAL FINANCIALS		78,150,931

HEALTH CARE - 15.9%
Biotechnology - 3.5%
Amgen, Inc.	40,368	7,044,620
Shire PLC sponsored ADR	20,832	3,490,193
		10,534,813
Health Care Providers & Services - 4.5%
Aetna, Inc.	15,527	2,395,971
Anthem, Inc.	12,922	2,406,206
Cigna Corp.	28,149	4,885,540
McKesson Corp.	21,838	3,534,917
		13,222,634
Pharmaceuticals - 7.9%
Allergan PLC	23,140	5,838,916
Bayer AG	30,447	3,862,024
Johnson & Johnson	38,667	5,131,884
Sanofi SA sponsored ADR	58,501	2,770,607
Teva Pharmaceutical Industries Ltd. sponsored ADR	179,511	5,774,869
		23,378,300

TOTAL HEALTH CARE		47,135,747

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.6%
United Technologies Corp.	41,572	4,929,192
Industrial Conglomerates - 1.5%
General Electric Co.	171,611	4,394,958
Machinery - 0.7%
Deere & Co.	15,827	2,030,288
Professional Services - 2.4%
Dun & Bradstreet Corp.	32,156	3,561,599
Nielsen Holdings PLC	83,544	3,593,227
		7,154,826
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	31,254	1,534,571

TOTAL INDUSTRIALS		20,043,835

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 2.8%
Cisco Systems, Inc.	135,234	4,253,109
Harris Corp.	20,736	2,373,650
Juniper Networks, Inc.	60,905	1,702,295
		8,329,054
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	30,449	2,447,795
Internet Software & Services - 3.5%
Alphabet, Inc. Class A (a)	6,611	6,250,701
comScore, Inc. (a)	58,005	1,741,368
VeriSign, Inc. (a)	23,841	2,411,994
		10,404,063
IT Services - 2.1%
Amdocs Ltd.	28,951	1,944,639
Cognizant Technology Solutions Corp. Class A	32,256	2,235,986
The Western Union Co.	99,681	1,968,700
		6,149,325
Semiconductors & Semiconductor Equipment - 0.1%
Lattice Semiconductor Corp. (a)	44,080	306,797
NXP Semiconductors NV (a)	29	3,200
		309,997
Software - 0.4%
Oracle Corp.	20,565	1,026,810
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	30,162	4,485,994

TOTAL INFORMATION TECHNOLOGY		33,153,038

MATERIALS - 3.1%
Chemicals - 1.7%
LyondellBasell Industries NV Class A	31,955	2,878,826
Monsanto Co.	18,131	2,118,063
		4,996,889
Containers & Packaging - 1.4%
Ball Corp.	54,394	2,279,109
Graphic Packaging Holding Co.	156,170	2,059,882
		4,338,991

TOTAL MATERIALS		9,335,880

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	75,731	2,877,021
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	103,279	4,998,704
UTILITIES - 4.2%
Electric Utilities - 3.9%
Exelon Corp.	116,301	4,458,980
PPL Corp.	74,128	2,841,326
Xcel Energy, Inc.	86,349	4,085,171
		11,385,477
Gas Utilities - 0.3%
WGL Holdings, Inc.	11,420	978,922

TOTAL UTILITIES		12,364,399

TOTAL COMMON STOCKS
(Cost $280,005,664)		280,449,416

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd. 7%
(Cost $1,686,060)	2,900	1,678,520

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $15,568,096)	15,564,983	15,568,096
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $297,259,820)		297,696,032
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(627,065)
NET ASSETS - 100%		$297,068,967

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$585
Total	$585

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$30,457,439	$30,457,439	$--	$--
Consumer Staples	21,445,036	17,833,469	3,611,567	--
Energy	20,487,386	20,487,386	--	--
Financials	78,150,931	75,728,255	2,422,676	--
Health Care	48,814,267	47,135,747	1,678,520	--
Industrials	20,043,835	20,043,835	--	--
Information Technology	33,153,038	33,153,038	--	--
Materials	9,335,880	9,335,880	--	--
Real Estate	2,877,021	2,877,021	--	--
Telecommunication Services	4,998,704	4,998,704	--	--
Utilities	12,364,399	12,364,399	--	--
Money Market Funds	15,568,096	15,568,096	--	--
Total Investments in Securities:	$297,696,032	$289,983,269	$7,712,763	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.9%
Marshall Islands	3.3%
Israel	2.6%
United Kingdom	2.5%
Ireland	2.5%
Netherlands	2.2%
Switzerland	1.8%
Canada	1.8%
France	1.6%
Germany	1.3%
Bailiwick of Jersey	1.2%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $281,691,724)	$282,127,936
Fidelity Central Funds (cost $15,568,096)	15,568,096
Total Investments (cost $297,259,820)		$297,696,032
Foreign currency held at value (cost $10)		10
Receivable for fund shares sold		24,105
Dividends receivable		285
Distributions receivable from Fidelity Central Funds		494
Other receivables		1,889
Total assets		297,722,815
Liabilities
Payable for fund shares redeemed	$648,084
Accrued management fee	5,764
Total liabilities		653,848
Net Assets		$297,068,967
Net Assets consist of:
Paid in capital		$296,636,386
Undistributed net investment income		2,764
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,395)
Net unrealized appreciation (depreciation) on investments		436,212
Net Assets, for 28,607,086 shares outstanding		$297,068,967
Net Asset Value, offering price and redemption price per share ($297,068,967 ÷ 28,607,086 shares)		$10.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 25, 2017 (commencement of operations) to July 31, 2017
Investment Income
Dividends		$1,838
Income from Fidelity Central Funds		585
Total income		2,423
Expenses
Management fee	$5,987
Independent trustees' fees and expenses	1
Total expenses		5,988
Net investment income (loss)		(3,565)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(76)
Foreign currency transactions	11
Total net realized gain (loss)		(65)
Change in net unrealized appreciation (depreciation) on investment securities		436,212
Net gain (loss)		436,147
Net increase (decrease) in net assets resulting from operations		$432,582

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 25, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,565)
Net realized gain (loss)	(65)
Change in net unrealized appreciation (depreciation)	436,212
Net increase (decrease) in net assets resulting from operations	432,582
Share transactions
Proceeds from sales of shares	297,284,469
Cost of shares redeemed	(648,084)
Net increase (decrease) in net assets resulting from share transactions	296,636,385
Total increase (decrease) in net assets	297,068,967
Net Assets
Beginning of period	–
End of period	$297,068,967
Other Information
Undistributed net investment income end of period	$2,764
Shares
Sold	28,669,522
Redeemed	(62,436)
Net increase (decrease)	28,607,086

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery K6 Fund

Years ended July 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.38
Total from investment operations	.38
Net asset value, end of period	$10.38
Total ReturnD	3.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	(.28)%G
Supplemental Data
Net assets, end of period (000 omitted)	$297,069
Portfolio turnover rateH	–%I,J

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,237,075
Gross unrealized depreciation	(807,182)
Net unrealized appreciation (depreciation) on securities	$429,893
Tax Cost	$297,266,139

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,764
Capital loss carryforward	$(76)
Net unrealized appreciation (depreciation) on securities and other investments	$429,893

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(76)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $509,600 and $44,746, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $296,760,364 in exchange for 28,617,200 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery K6 Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery K6 Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2017, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from May 25, 2017 (commencement of operations) to July 31, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery K6 Fund as of July 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 25, 2017 (commencement of operations) to July 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2017 to July 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value July 31, 2017	Expenses Paid During Period
Actual	.45%	$1,000.00	$1,038.00	$.85-B
Hypothetical-C		$1,000.00	$1,022.56	$2.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 68/365 (to reflect the period May 25, 2017 to July 31, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery K6 Fund

On January 18, 2017 the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including funds with identical investment objectives as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FVDK6-ANN-0917
1.9884003.100

Fidelity® Low-Priced Stock Fund Annual Report July 31, 2017

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

On August 16, 2017, the Equity and High Income Board of Trustees approved a change to the investment policies of Fidelity’s Low-Priced Stock strategies. The change, effective on or about November 7, 2017, expands the definition of “low-priced stocks.” Previously, low-priced stocks were defined as those priced at or below $35 per share. This definition will be expanded to include stocks with an earnings yield at or above the median for the Russell 2000 Index, as well as those priced at or below $35 per share. Earnings yield represents a stock’s earnings per share for the most recent 12 months divided by current price per share. We believe the expanded definition will better reflect the portfolio managers’ investment process and provide greater flexibility while remaining faithful to the fund name. No changes to the investment process and portfolio characteristics are expected.

Also, on April 21, 2017, Sam Chamovitz and Salim Hart became Co-Managers of the fund. Sam joined Morgen Peck, who manages the information technology and telecom sleeves, in co-managing the fund's all-sector subportfolio – previously run by Jamie Harmon and which was adjusted to include a global mandate. Salim assumed responsibility for a new U.S. all-sector subportfolio.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Low-Priced Stock Fund	15.17%	13.57%	8.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Low-Priced Stock Fund, a class of the fund, on July 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$21,590	Fidelity® Low-Priced Stock Fund
$21,111	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 16.04% for the year ending July 31, 2017, rising sharply following the November election and continuing to rally through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, and then reverted upward through July 31. Growth stocks surged ahead of value, while small-caps’ advantage over large-caps narrowed. Sector-wise, financials (+36%) fared best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology gained 29%, as a handful of major index constituents posted stellar returns. Industrials (+18%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+14%) slightly lagged the broader market because brick-and-mortar retailers continued to suffer from increased online competition. Energy (0%) was hurt by low oil prices. Utilities (+6%), consumer staples (+4%), telecommunication services (-7%) and real estate (-2%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of further interest rate hikes later in 2017.

Comments from Lead Portfolio Manager Joel Tillinghast:  For the fiscal year, the fund’s share classes returned about 15%, trailing the 18.45% result of the benchmark Russell 2000® Index. The fund’s return relative to the benchmark was hindered by the strengthening of the U.S. dollar, which held back many of the fund’s non-U.S. holdings. Also, less-profitable and more economically cyclical stocks, which generally are not a focus of the fund, rallied for weeks after the November 2016 U.S. elections. Specifically, the bulk of the fund’s relative weakness was due to outsized exposure to retailers within the consumer discretionary and consumer staples sectors – two categories that trailed the benchmark by a wide margin. Notable individual detractors included sizable positions in auto-parts retailer Autozone, Canada-based supermarket chain Metro and U.K. apparel retailer Next. Our stake in cash of about 10%, on average, detracted in a rising equity market. Conversely, good stock picking in the health care sector and in the insurance industry was helpful, led by UnitedHealth Group, the fund’s largest holding. Other contributors were insurance firm Unum Group, which benefited from an improving economy and rising expectations for higher interest rates, and retailer Best Buy, which bucked the trend of weakness in the retail industry. All of the stocks I've mentioned were non-benchmark holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	5.2	5.3
Best Buy Co., Inc.	2.9	2.6
Ross Stores, Inc.	2.4	3.0
Metro, Inc. Class A (sub. vtg.)	2.3	2.1
Seagate Technology LLC	2.2	3.2
Unum Group	2.1	2.0
Next PLC	1.9	1.8
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.9	1.3
Aetna, Inc.	1.8	1.4
Barratt Developments PLC	1.6	1.2
	24.3

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.7	23.5
Information Technology	17.8	18.1
Health Care	12.2	12.0
Financials	11.1	13.0
Consumer Staples	9.1	8.6

Asset Allocation (% of fund's net assets)

As of July 31, 2017 *
Stocks	88.2%
Short-Term Investments and Net Other Assets (Liabilities)	11.8%

 * Foreign investments - 44.4%

As of January 31, 2017 *
Stocks	91.4%
Short-Term Investments and Net Other Assets (Liabilities)	8.6%

 * Foreign investments - 42.2%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 88.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 1.1%
Adient PLC	486,837	$31,873
ASTI Corp. (a)(b)	1,019,000	5,592
Cooper Tire & Rubber Co.	24,122	882
ElringKlinger AG (a)	779,100	13,595
G-Tekt Corp.	76,700	1,488
Gentex Corp.	2,697,300	45,908
Gentherm, Inc. (c)	138,897	4,646
Hertz Global Holdings, Inc. (a)(c)	37,900	518
Hi-Lex Corp.	1,473,400	38,517
INFAC Corp.	325,139	1,739
INZI Controls Co. Ltd. (b)	1,516,000	6,917
Motonic Corp. (b)	3,250,000	28,729
Murakami Corp. (b)	820,900	17,692
Nippon Seiki Co. Ltd.	2,768,500	53,112
Piolax, Inc. (b)	2,607,300	72,133
S&T Holdings Co. Ltd. (b)	859,329	12,660
Samsung Climate Control Co. Ltd. (b)	499,950	5,669
Sewon Precision Industries Co. Ltd. (b)	500,000	7,366
Shoei Co. Ltd.	166,200	4,764
SJM Co. Ltd. (b)	1,282,000	6,651
SJM Holdings Co. Ltd. (b)	1,332,974	6,082
Strattec Security Corp. (b)	317,500	11,271
Sungwoo Hitech Co. Ltd.	1,888,517	12,040
TBK Co. Ltd.	970,900	4,377
The Goodyear Tire & Rubber Co.	49,400	1,557
Yachiyo Industry Co. Ltd.	940,200	10,891
Yutaka Giken Co. Ltd. (b)	1,288,000	29,488
		436,157
Distributors - 0.2%
Central Automotive Products Ltd.	79,000	1,115
Chori Co. Ltd.	451,400	8,373
Nakayamafuku Co. Ltd. (b)	1,051,200	7,504
PALTAC Corp.	126,800	4,601
SPK Corp. (b)	265,900	7,050
Uni-Select, Inc.	1,727,600	40,323
		68,966
Diversified Consumer Services - 0.6%
American Public Education, Inc. (c)	622,500	13,259
Clip Corp. (b)	285,400	2,382
Collectors Universe, Inc.	204,200	5,080
Cross-Harbour Holdings Ltd.	2,434,000	3,696
Houghton Mifflin Harcourt Co. (c)	1,383,400	16,532
Meiko Network Japan Co. Ltd.	869,100	12,408
Service Corp. International	156,200	5,425
ServiceMaster Global Holdings, Inc. (c)	420,462	18,484
Shingakukai Co. Ltd.	151,400	799
Step Co. Ltd. (b)	1,129,800	14,962
Weight Watchers International, Inc. (a)(b)(c)	4,146,300	148,520
		241,547
Hotels, Restaurants & Leisure - 0.6%
Ark Restaurants Corp. (b)	198,944	4,524
Bojangles', Inc. (c)	114,100	1,518
BRONCO BILLY Co. Ltd. (a)	47,100	1,160
Create Restaurants Holdings, Inc.	1,085,900	11,101
El Pollo Loco Holdings, Inc. (a)(c)	98,700	1,283
Flanigans Enterprises, Inc.	76,939	2,062
Greggs PLC	868,000	12,598
Hiday Hidaka Corp. (b)	2,257,722	60,332
Ibersol SGPS SA	637,780	10,804
ILG, Inc.	691,700	18,337
Intralot SA (c)	1,300,741	1,817
Koshidaka Holdings Co. Ltd.	198,580	5,393
Kura Corp. Ltd.	96,500	4,858
Monarch Casino & Resort, Inc. (c)	37,600	1,244
Nagacorp Ltd.	488,000	297
Ohsho Food Service Corp.	208,800	8,125
Sportscene Group, Inc. Class A (b)(c)	347,800	1,827
St. Marc Holdings Co. Ltd.	971,400	30,399
The Monogatari Corp.	216,200	11,296
The Restaurant Group PLC	6,815,800	30,072
TORIDOLL Holdings Corp.	96,200	2,696
		221,743
Household Durables - 3.7%
Abbey PLC (b)	1,862,400	30,976
Barratt Developments PLC (b)	75,766,700	615,294
Bellway PLC	4,106,100	172,821
D.R. Horton, Inc.	3,190,243	113,860
Dorel Industries, Inc. Class B (sub. vtg.)	2,774,900	73,315
Emak SpA	4,602,200	8,608
First Juken Co. Ltd. (b)	1,468,800	21,090
GUD Holdings Ltd.	269,905	2,580
Helen of Troy Ltd. (b)(c)	1,949,800	196,442
Henry Boot PLC	3,414,100	13,649
Iida Group Holdings Co. Ltd.	232,400	3,974
M/I Homes, Inc.	207,500	5,383
NACCO Industries, Inc. Class A	185,192	12,149
P&F Industries, Inc. Class A (b)	329,348	1,986
PulteGroup, Inc.	536,800	13,109
Q.E.P. Co., Inc. (c)	31,400	829
Sanei Architecture Planning Co. Ltd. (b)	1,269,700	22,654
Stanley Furniture Co., Inc.	296,200	373
Taylor Morrison Home Corp. (c)	432,700	9,788
Token Corp.	672,100	85,533
Toll Brothers, Inc.	125,500	4,843
		1,409,256
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd. (b)	7,601,500	87,499
Liberty Interactive Corp. QVC Group Series A (c)	1,225,400	29,336
		116,835
Leisure Products - 0.2%
Accell Group NV (b)	1,875,700	57,199
Amer Group PLC (A Shares)	168,100	4,517
Fenix Outdoor AB Class B (c)	32,298	0
Kabe Husvagnar AB (B Shares)	290,598	7,594
Mars Engineering Corp.	555,500	11,005
Mattel, Inc.	444,700	8,903
Miroku Corp.	737,000	3,242
Vista Outdoor, Inc. (c)	49,400	1,141
		93,601
Media - 0.9%
Cinderella Media Group Ltd. (c)	16,490,000	7,009
Corus Entertainment, Inc. Class B (non-vtg.)	614,300	6,819
Discovery Communications, Inc. Class A (c)	1,787,000	43,960
Gannett Co., Inc.	1,409,198	12,641
Gray Television, Inc. (c)	386,100	5,753
Harte-Hanks, Inc. (c)	777,262	750
Hyundai HCN	2,723,979	10,167
Informa PLC	443,856	4,073
Intage Holdings, Inc. (b)	1,747,500	35,728
Interpublic Group of Companies, Inc.	497,700	10,755
Ipsos SA	9,314	322
ITE Group PLC	91,197	217
Lions Gate Entertainment Corp. Class B (c)	153,100	4,212
Live Nation Entertainment, Inc. (c)	580,500	21,635
MSG Network, Inc. Class A (c)	259,384	5,551
Multiplus SA	536,800	6,850
Pico Far East Holdings Ltd.	19,440,000	8,014
Proto Corp.	246,800	3,859
RKB Mainichi Broadcasting Corp.	44,600	2,043
Saga Communications, Inc. Class A	384,100	14,922
Salem Communications Corp. Class A	164,200	1,174
Sky Network Television Ltd.	6,132,711	15,245
STW Group Ltd.	4,301,049	3,957
Tegna, Inc.	1,225,500	18,174
Television Broadcasts Ltd.	3,613,500	13,231
TOW Co. Ltd. (b)	1,920,600	15,331
TVA Group, Inc. Class B (non-vtg.) (c)	3,242,003	8,815
Twenty-First Century Fox, Inc.:
Class A	918,900	26,740
Class B	47,207	1,354
Viacom, Inc. Class B (non-vtg.)	554,800	19,374
WOWOW INC.	193,400	5,622
		334,297
Multiline Retail - 2.1%
Lifestyle China Group Ltd. (c)	35,700,000	14,626
Lifestyle International Holdings Ltd.	37,195,000	50,858
Next PLC (b)	13,817,100	720,096
Watts Co. Ltd. (b)	1,184,700	15,539
		801,119
Specialty Retail - 11.5%
Aarons, Inc. Class A	148,200	6,859
Abercrombie & Fitch Co. Class A (a)(b)	5,217,080	51,336
Adastria Co. Ltd.	289,300	7,232
AT-Group Co. Ltd.	1,148,500	29,170
AutoCanada, Inc. (a)	209,400	3,373
AutoZone, Inc. (c)	782,218	422,257
Bed Bath & Beyond, Inc. (b)	9,195,900	274,957
Best Buy Co., Inc. (b)	18,649,400	1,088,006
BMTC Group, Inc. (b)	4,154,400	39,153
Bonia Corp. Bhd	2,503,000	336
Bonjour Holdings Ltd.	4,073,000	196
Buffalo Co. Ltd.	97,700	783
Cars.com, Inc. (a)(c)	452,533	10,997
Cash Converters International Ltd.	23,154,614	6,113
Chico's FAS, Inc.	1,529,300	13,993
Delek Automotive Systems Ltd.	773,200	6,394
DSW, Inc. Class A	4,512,400	81,404
Dunelm Group PLC	681,700	5,415
Ff Group (b)(c)	4,576,300	109,703
Formosa Optical Technology Co. Ltd.	1,362,000	3,237
Fourlis Holdings SA	292,000	2,005
GameStop Corp. Class A (a)(b)	9,997,181	216,839
GNC Holdings, Inc. Class A (a)	815,722	7,758
Goldlion Holdings Ltd.	23,023,000	10,051
Guess?, Inc. (b)	5,216,963	68,134
Halfords Group PLC	1,255,900	5,521
Hour Glass Ltd.	8,743,600	4,323
IA Group Corp. (b)	616,700	3,759
JB Hi-Fi Ltd.	111,251	2,315
John David Group PLC	8,292,600	39,159
Jumbo SA (b)	10,516,868	176,166
K's Holdings Corp.	3,455,200	69,452
Ku Holdings Co. Ltd.	892,100	8,100
Kyoto Kimono Yuzen Co. Ltd.	249,700	2,104
Le Chateau, Inc. Class A (sub. vtg.) (c)	863,800	83
Leon's Furniture Ltd.	195,400	2,827
Lewis Group Ltd.	1,129,900	2,640
Mr. Bricolage SA (b)	902,775	16,992
Nafco Co. Ltd. (b)	2,033,200	32,256
Office Depot, Inc.	1,274,200	7,480
Pal Group Holdings Co. Ltd.	810,500	25,915
Ross Stores, Inc.	16,289,000	901,107
Sa Sa International Holdings Ltd.	3,384,000	1,243
Sacs Bar Holdings, Inc.	388,500	4,275
Sally Beauty Holdings, Inc. (c)	921,400	18,640
Second Chance Properties Ltd.	1,892,900	356
Second Chance Properties Ltd. warrants 1/23/20 (c)	1,941,600	11
Sonic Automotive, Inc. Class A (sub. vtg.)	1,098,900	19,945
Staples, Inc.	21,587,009	219,108
The Buckle, Inc. (a)(b)	4,722,600	80,756
Urban Outfitters, Inc. (a)(c)	3,516,300	68,884
USS Co. Ltd.	7,107,900	143,583
Vitamin Shoppe, Inc. (c)	732,008	8,052
Workman Co. Ltd. (b)	2,315,500	70,361
Zumiez, Inc. (c)	320,852	4,075
		4,405,189
Textiles, Apparel & Luxury Goods - 1.5%
Anta Sports Products Ltd.	680,000	2,333
Best Pacific International Holdings Ltd.	5,052,000	2,762
Coach, Inc.	987,200	46,537
Daphne International Holdings Ltd. (c)	870,000	78
Embry Holdings Ltd.	2,267,000	726
Emerald Expositions Events, Inc.	171,800	3,933
Fossil Group, Inc. (a)(c)	2,023,651	22,766
Gerry Weber International AG (Bearer)	48,300	617
Gildan Activewear, Inc.	7,749,600	233,529
Handsome Co. Ltd. (b)	2,125,000	68,497
JLM Couture, Inc. (b)(c)	168,167	511
Makalot Industrial Co. Ltd.	906,000	4,048
McRae Industries, Inc.	25,280	834
Michael Kors Holdings Ltd. (c)	128,405	4,679
Movado Group, Inc.	248,092	6,103
Portico International Holdings (c)	10,696,500	3,602
Steven Madden Ltd. (c)	830,800	34,063
Sun Hing Vision Group Holdings Ltd. (b)	20,801,000	8,362
Texwinca Holdings Ltd.	52,138,000	31,640
Victory City International Holdings Ltd.	94,987,225	3,223
Wolverine World Wide, Inc.	261,900	7,386
Youngone Corp.	500,000	14,644
Youngone Holdings Co. Ltd. (b)	889,600	42,735
Yue Yuen Industrial (Holdings) Ltd.	5,343,000	22,061
		565,669

TOTAL CONSUMER DISCRETIONARY		8,694,379

CONSUMER STAPLES - 9.1%
Beverages - 1.5%
A.G. Barr PLC	3,226,520	25,542
Baron de Ley SA (c)	139,000	17,936
Beluga Group Pjsc (c)	89,077	897
Britvic PLC	6,767,200	63,751
C&C Group PLC	2,468,000	8,940
Jinro Distillers Co. Ltd.	47,081	1,400
Kweichow Moutai Co. Ltd. (A Shares)	250,000	17,885
Monster Beverage Corp. (c)	7,039,474	371,332
Muhak Co. Ltd. (b)	2,799,256	56,738
Olvi PLC (A Shares)	104,263	3,669
Spritzer Bhd	5,120,400	2,834
Stock Spirits Group PLC	97,300	210
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	7,119
		578,253
Food & Staples Retailing - 5.2%
Amsterdam Commodities NV	146,000	4,338
Aoki Super Co. Ltd.	234,000	2,882
Australasian Foods Holdco Pty Ltd.	3,481,102	2,506
Belc Co. Ltd. (b)	1,776,700	80,741
Cosmos Pharmaceutical Corp. (b)	1,234,000	262,818
Create SD Holdings Co. Ltd. (b)	5,806,300	146,994
Daikokutenbussan Co. Ltd.	608,100	30,172
Dong Suh Companies, Inc.	1,663,000	43,879
Genky Stores, Inc. (a)(b)	769,200	28,711
Halows Co. Ltd. (b)	1,362,400	29,437
Kroger Co.	2,552,400	62,585
Kusuri No Aoki Holdings Co. Ltd.	864,300	47,588
Majestic Wine PLC (a)	3,106,151	13,104
MARR SpA	246,800	6,317
McColl's Retail Group PLC	1,612,557	4,968
Medical System Network Co. Ltd.	72,900	319
Metro, Inc. Class A (sub. vtg.) (b)	25,865,599	876,121
North West Co., Inc.	101,400	2,484
Performance Food Group Co. (c)	154,600	4,452
Qol Co. Ltd. (b)	1,942,700	31,384
Retail Partners Co. Ltd.	461,700	4,875
Safeway, Inc.:
rights (c)	16,069,900	0
rights (c)	16,069,900	2,893
Sligro Food Group NV	729,500	33,032
Sundrug Co. Ltd.	3,396,000	126,605
Tesco PLC (c)	10,859,300	24,959
Total Produce PLC	9,359,100	24,097
United Natural Foods, Inc. (c)	1,214,198	46,783
Valor Holdings Co. Ltd.	511,900	11,580
Yaoko Co. Ltd.	1,008,300	43,535
		2,000,159
Food Products - 2.1%
Aryzta AG	1,480,820	47,597
Astral Foods Ltd.	98,700	1,084
Bakkafrost	432	17
Cranswick PLC	638,449	24,446
Dean Foods Co.	393,200	5,898
Devro PLC	2,584,100	7,364
Dutch Lady Milk Industries Bhd	100,000	1,377
Food Empire Holdings Ltd. (b)	42,450,000	20,674
Fresh Del Monte Produce, Inc. (b)	5,099,612	262,477
Hilton Food Group PLC	624,200	5,563
Japan Meat Co. Ltd.	316,100	5,201
Kaveri Seed Co. Ltd. (c)	82,484	890
Lamb Weston Holdings, Inc.	48,704	2,142
Lifeway Foods, Inc. (c)	247,000	2,265
Mitsui Sugar Co. Ltd.	368,300	11,191
Nam Yang Dairy Products	10,500	6,863
Natori Co. Ltd.	170,500	3,170
Omega Protein Corp.	731,507	11,704
Origin Enterprises PLC (b)	9,647,995	75,152
Pacific Andes International Holdings Ltd. (c)	108,096,500	2,554
Pacific Andes Resources Development Ltd. (c)	204,590,393	3,321
Pickles Corp.	104,400	1,537
President Rice Products PCL	1,268,200	2,268
Rocky Mountain Chocolate Factory, Inc. (b)	457,493	5,440
S Foods, Inc.	421,600	15,718
Seaboard Corp.	41,528	177,532
Select Harvests Ltd. (b)	4,652,584	18,238
Sunjin Co. Ltd. (b)	1,627,260	27,026
Synear Food Holdings Ltd. (c)	38,027,000	0
The Hain Celestial Group, Inc. (c)	1,275,300	57,019
Want Want China Holdings Ltd.	16,553,000	11,190
		816,918
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (c)	133,300	4,100
Personal Products - 0.3%
Asaleo Care Ltd.	229,395	244
Coty, Inc. Class A	592,900	12,143
Grape King Bio Ltd.	1,748,000	11,079
Natural Alternatives International, Inc. (c)	75,817	758
Nutraceutical International Corp. (b)	993,838	41,542
Sarantis SA (b)	2,100,300	30,582
		96,348
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,689	570

TOTAL CONSUMER STAPLES		3,496,348

ENERGY - 2.8%
Energy Equipment & Services - 0.9%
AKITA Drilling Ltd. Class A (non-vtg.)	1,544,500	8,969
Atwood Oceanics, Inc. (a)(b)(c)	7,338,100	57,677
Bristow Group, Inc. (a)	496,493	3,659
Cathedral Energy Services Ltd. (c)	1,391,800	1,116
Divestco, Inc. (c)	3,040,500	195
Fugro NV (Certificaten Van Aandelen) (c)	1,661,600	26,692
Geospace Technologies Corp. (b)(c)	1,205,016	18,545
Gulfmark Offshore, Inc. Class A (b)(c)	2,665,500	413
John Wood Group PLC	656,600	5,289
Nabors Industries Ltd.	851,621	6,566
National Oilwell Varco, Inc.	24,322	796
Oceaneering International, Inc.	243,422	6,244
Oil States International, Inc. (c)	2,486,975	61,801
PHX Energy Services Corp. (c)	1,436,300	2,373
Precision Drilling Corp. (c)	194,800	566
Prosafe ASA (c)	194,802	756
RigNet, Inc. (c)	69,200	1,311
Shinko Plantech Co. Ltd.	1,232,300	10,541
Solstad Offshore ASA (c)	2,168,662	2,598
Total Energy Services, Inc.	2,154,200	20,907
Unit Corp. (b)(c)	4,533,432	81,511
		318,525
Oil, Gas & Consumable Fuels - 1.9%
Adams Resources & Energy, Inc.	138,151	5,248
Beach Energy Ltd.	13,631,705	7,416
Boardwalk Pipeline Partners, LP	744,100	12,456
Bonavista Energy Corp.	292,000	733
Contango Oil & Gas Co. (b)(c)	2,075,000	12,450
Denbury Resources, Inc. (a)(c)	7,951,071	11,609
Enagas SA	97,370	2,753
Eni SpA	7,692,100	121,790
Fuji Kosan Co. Ltd. (b)	668,500	3,565
Great Eastern Shipping Co. Ltd.	5,100,000	31,595
Hankook Shell Oil Co. Ltd.	55,000	20,233
HollyFrontier Corp.	102,497	2,956
International Seaways, Inc. (c)	24,457	558
James Fisher and Sons PLC	114,500	2,372
KyungDong City Gas Co. Ltd. (c)	138,709	6,279
Kyungdong Invest Co. Ltd.	84,315	4,005
Marathon Oil Corp.	3,049,982	37,301
Michang Oil Industrial Co. Ltd. (b)	173,900	13,913
Murphy Oil Corp. (a)	7,863,500	209,012
Newfield Exploration Co. (c)	374,257	10,752
Star Petroleum Refining PCL	6,666,400	3,085
Tesoro Corp.	1,283,400	127,737
Thai Oil PCL (For. Reg.)	389,500	1,004
Uehara Sei Shoji Co. Ltd.	848,000	5,500
Whitecap Resources, Inc.	449,300	3,319
Whiting Petroleum Corp. (c)	217,269	1,141
World Fuel Services Corp.	1,970,510	63,726
WPX Energy, Inc. (c)	1,026,024	11,061
		733,569

TOTAL ENERGY		1,052,094

FINANCIALS - 11.1%
Banks - 1.2%
ACNB Corp.	114,873	3,268
Associated Banc-Corp.	426,700	10,219
Bank Ireland Group PLC (c)	12,007,377	100,211
Bank of America Corp.	158,300	3,818
Bar Harbor Bankshares	55,500	1,548
Boston Private Financial Holdings, Inc.	231,200	3,549
Camden National Corp.	58,184	2,444
Cathay General Bancorp	740,400	27,728
Central Pacific Financial Corp.	156,300	4,834
Central Valley Community Bancorp	148,200	3,257
Codorus Valley Bancorp, Inc. (b)	663,839	18,561
CVB Financial Corp.	147,800	3,184
Dah Sing Banking Group Ltd.	1,794,800	3,847
Dimeco, Inc.	25,375	1,383
East West Bancorp, Inc.	97,600	5,561
First Bancorp, Puerto Rico (c)	7,447,217	43,641
First West Virginia Bancorp, Inc.	56,056	1,172
Hope Bancorp, Inc.	641,700	11,313
Huntington Bancshares, Inc.	563,800	7,470
Investors Bancorp, Inc.	205,800	2,733
KeyCorp	401,300	7,239
LCNB Corp.	470,900	9,442
Northrim Bancorp, Inc.	112,300	3,274
Norwood Financial Corp.	153,000	6,555
OFG Bancorp (a)	342,658	3,444
Popular, Inc.	1,343,600	56,619
Regions Financial Corp.	227,300	3,319
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,293,750	12,916
Sparebanken More (primary capital certificate)	218,734	6,982
Sparebanken Nord-Norge	2,428,400	18,145
Trico Bancshares	524,195	19,343
United Community Bank, Inc.	73,400	2,038
Van Lanschot NV (Bearer)	1,113,840	33,050
		442,107
Capital Markets - 0.5%
AllianceBernstein Holding LP	671,900	16,630
Ares Capital Corp.	3,779	62
Banca Generali SpA	129,500	4,599
Carlyle Group LP	74,100	1,519
Close Brothers Group PLC	144,800	2,942
Cowen Group, Inc. Class A (a)(c)	662,369	10,598
Federated Investors, Inc. Class B (non-vtg.)	477,300	13,761
Franklin Resources, Inc.	1,084,744	48,575
Greenhill & Co., Inc.	175,500	3,247
Invesco Ltd.	148,300	5,156
Lazard Ltd. Class A	296,200	13,836
State Street Corp.	245,400	22,879
Tullett Prebon PLC	607,600	3,903
Waddell & Reed Financial, Inc. Class A (a)	3,036,400	62,762
		210,469
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	13,370,000	10,202
Ally Financial, Inc.	332,300	7,523
H&T Group PLC	565,100	2,151
Nicholas Financial, Inc. (c)	376,857	3,241
Santander Consumer U.S.A. Holdings, Inc. (c)	3,948,800	50,584
Synchrony Financial	5,793,400	175,656
		249,357
Diversified Financial Services - 0.3%
Far East Horizon Ltd.	2,631,000	2,243
Leucadia National Corp.	112,900	2,939
Newship Ltd. (c)	2,500	950
Ricoh Leasing Co. Ltd.	803,000	28,079
Scandinavian Tobacco Group A/S	2,062,958	33,298
Varex Imaging Corp. (c)	98,700	3,045
Voya Financial, Inc.	1,406,800	55,203
		125,757
Insurance - 7.6%
AEGON NV	49,971,300	280,112
AFLAC, Inc.	312,014	24,883
April	2,411,600	37,113
ASR Nederland NV	584,200	22,096
Assurant, Inc. (b)	3,060,400	322,168
Aub Group Ltd.	257,965	2,662
Axis Capital Holdings Ltd.	3,823,200	246,902
CNO Financial Group, Inc.	170,500	3,901
FBD Holdings PLC (c)	152,100	1,521
FNF Group	73,100	3,572
Genworth Financial, Inc. Class A (c)	7,228,100	24,792
Great-West Lifeco, Inc.	48,700	1,390
Hartford Financial Services Group, Inc.	2,665,500	146,603
Hiscox Ltd.	251,594	4,309
Hyundai Fire & Marine Insurance Co. Ltd.	114,734	4,651
James River Group Holdings Ltd.	347,564	13,958
Lincoln National Corp.	5,479,000	400,296
MetLife, Inc.	792,253	43,574
National Western Life Group, Inc.	129,314	43,526
NN Group NV	1,207,656	49,022
Primerica, Inc.	195,500	15,845
RenaissanceRe Holdings Ltd. (b)	2,220,900	326,272
Sony Financial Holdings, Inc.	2,719,800	47,145
Torchmark Corp.	262,447	20,725
Universal Insurance Holdings, Inc. (a)	182,500	4,353
Unum Group (b)	15,989,533	801,555
		2,892,946
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	15,142,246	182,161
MFA Financial, Inc.	347,950	2,954
		185,115
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	116,600	1,785
Genworth MI Canada, Inc.	4,195,900	122,402
Genworth Mortgage Insurance Ltd.	6,481,407	15,607
Meridian Bancorp, Inc. Maryland	263,200	4,645
Nationstar Mortgage Holdings, Inc. (a)(c)	599,095	10,682
		155,121

TOTAL FINANCIALS		4,260,872

HEALTH CARE - 12.2%
Biotechnology - 1.2%
Amgen, Inc.	2,607,043	454,955
Myriad Genetics, Inc. (c)	97,307	2,362
		457,317
Health Care Equipment & Supplies - 0.9%
Ansell Ltd.	290,179	5,100
Apex Biotechnology Corp.	1,400,000	1,608
Arts Optical International Holdings Ltd. (b)	24,073,000	8,599
Atrion Corp.	8,700	5,500
Boston Scientific Corp. (c)	392,800	10,456
Exactech, Inc. (c)	153,100	4,463
Hoshiiryou Sanki Co. Ltd. (b)	312,964	11,966
Huvitz Co. Ltd.	50,000	580
Integer Holdings Corp. (c)	9,800	449
Microlife Corp.	3,683,500	8,583
Nakanishi, Inc.	652,200	27,361
Pacific Hospital Supply Co. Ltd.	1,454,000	3,705
Prim SA (b)	1,507,300	19,681
ResMed, Inc.	102,400	7,897
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	972,000	784
St.Shine Optical Co. Ltd.	2,450,000	50,436
Supermax Corp. Bhd	23,500,000	10,538
Techno Medica Co. Ltd.	40,600	719
Top Glove Corp. Bhd	1,000,034	1,341
Utah Medical Products, Inc. (b)	369,269	25,516
Zimmer Biomet Holdings, Inc.	1,011,900	122,764
		328,046
Health Care Providers & Services - 8.7%
Aetna, Inc.	4,456,484	687,680
Almost Family, Inc. (c)	493,600	24,409
Anthem, Inc.	1,955,532	364,140
Civitas Solutions, Inc. (c)	700	12
DVx, Inc. (b)	732,200	8,368
Grupo Casa Saba SA de CV (c)	11,473,200	0
Hanger, Inc. (b)(c)	2,631,432	30,525
Hi-Clearance, Inc.	1,489,000	4,573
LHC Group, Inc. (c)	591,400	34,242
Lifco AB	624,200	20,805
Medica Sur SA de CV	356,600	791
MEDNAX, Inc. (c)	173,756	8,163
Premier, Inc. (c)	150,600	5,256
Ship Healthcare Holdings, Inc.	137,800	4,237
Sigma Healthcare Ltd.	4,101,181	3,150
The Ensign Group, Inc.	246,800	5,521
Tokai Corp.	179,500	7,937
Triple-S Management Corp. (b)(c)	1,923,595	29,777
Tsukui Corp.	952,400	5,788
U.S. Physical Therapy, Inc.	49,400	3,117
United Drug PLC (United Kingdom)	6,140,600	68,623
UnitedHealth Group, Inc.	10,316,400	1,978,792
WIN-Partners Co. Ltd. (b)	2,651,200	33,644
		3,329,550
Health Care Technology - 0.1%
Addlife AB	403,800	8,327
Computer Programs & Systems, Inc. (a)	146,011	4,475
HMS Holdings Corp. (c)	172,000	3,454
ND Software Co. Ltd. (b)	1,263,300	13,121
Pharmagest Interactive	9,714	481
		29,858
Life Sciences Tools & Services - 0.0%
Bruker Corp.	140,000	4,015
VWR Corp. (c)	160,676	5,302
		9,317
Pharmaceuticals - 1.3%
Akorn, Inc. (c)	97,100	3,265
Apex Healthcare Bhd	47,600	52
Bliss Gvs Pharma Ltd. (c)	4,600,000	11,751
Daewon Pharmaceutical Co. Ltd. (b)	1,782,271	29,918
Daewoong Co. Ltd.	350,000	4,735
Dawnrays Pharmaceutical Holdings Ltd.	11,652,000	7,011
DepoMed, Inc. (c)	119,800	1,235
DongKook Pharmaceutical Co. Ltd. (b)	623,700	33,526
FDC Ltd. (c)	3,250,000	9,163
Fuji Pharma Co. Ltd.	394,900	13,522
Genomma Lab Internacional SA de CV (c)	4,106,200	5,280
Indivior PLC	17,727,400	89,816
Innoviva, Inc. (c)	311,800	4,278
Korea United Pharm, Inc.	239,629	4,311
Kwang Dong Pharmaceutical Co. Ltd. (b)	3,100,000	23,334
Kyung Dong Pharmaceutical Co. Ltd.	480,000	8,229
Lee's Pharmaceutical Holdings Ltd.	8,570,598	6,792
Novo Nordisk A/S Series B sponsored ADR	1,168,389	49,540
Phibro Animal Health Corp. Class A	149,400	5,707
Recordati SpA	3,059,100	130,731
Torrent Pharmaceuticals Ltd.	150,000	3,081
Tsumura & Co.	781,400	30,442
Whanin Pharmaceutical Co. Ltd. (b)	1,750,000	30,861
		506,580

TOTAL HEALTH CARE		4,660,668

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (c)	1,000,106	23,452
Astronics Corp. (c)	79,100	2,314
Austal Ltd.	1,479,993	2,137
Engility Holdings, Inc. (c)	973,674	28,402
		56,305
Air Freight & Logistics - 0.1%
Air T, Inc. (b)(c)	201,601	3,276
Yusen Logistics Co. Ltd. (b)	2,157,500	19,570
		22,846
Airlines - 0.0%
Air New Zealand Ltd.	1,246,270	3,135
JetBlue Airways Corp. (c)	111,008	2,434
		5,569
Building Products - 0.1%
Advanced Drain Systems, Inc. Del	10,800	222
Continental Building Products, Inc. (c)	432,300	9,511
Gibraltar Industries, Inc. (c)	111,700	3,334
Kondotec, Inc. (b)	1,642,500	14,958
		28,025
Commercial Services & Supplies - 0.8%
Acme United Corp.	25,100	695
Aeon Delight Co. Ltd.	120,100	4,014
Aggreko PLC	193,034	2,161
AJIS Co. Ltd. (b)	936,400	18,967
Asia File Corp. Bhd	4,480,000	3,453
Calian Technologies Ltd. (b)	676,700	15,187
Civeo Corp. (b)(c)	12,511,820	24,148
Essendant, Inc. (b)	2,163,998	27,007
Fursys, Inc. (b)	950,000	28,374
Interface, Inc.	241,100	4,569
IWG PLC	879,600	3,807
Knoll, Inc.	216,000	4,182
Lion Rock Group Ltd.	20,167,640	4,312
Loomis AB (B Shares)	128,000	4,756
Mears Group PLC	823,994	5,371
Mitie Group PLC	14,314,600	50,276
Nac Co. Ltd.(b)	969,300	8,739
NICE Total Cash Management Co., Ltd. (b)	1,375,000	12,891
Prestige International, Inc.	1,183,400	12,967
Programmed Maintenance Services Ltd.	2,071,193	4,938
VICOM Ltd.	2,955,300	12,365
VSE Corp. (b)	876,117	45,427
West Corp.	260,865	6,096
		304,702
Construction & Engineering - 1.2%
AECOM (c)	7,194,695	229,511
Arcadis NV	2,702,409	55,297
Astaldi SpA (c)	2,589,900	17,261
Boustead Projs. Pte Ltd.	1,083,787	748
Boustead Singapore Ltd.	4,396,700	3,082
C-Cube Corp.	338,400	1,562
Daiichi Kensetsu Corp. (b)	1,812,800	22,034
Geumhwa PSC Co. Ltd. (b)	360,000	12,086
Jacobs Engineering Group, Inc.	243,028	12,812
KBR, Inc.	1,757,703	26,225
Kyeryong Construction Industrial Co. Ltd. (b)(c)	692,971	11,076
Meisei Industrial Co. Ltd.	1,158,300	7,512
Mirait Holdings Corp.	647,400	7,599
Nippon Rietec Co. Ltd.	1,225,900	14,467
Quanta Services, Inc. (c)	74,100	2,499
Severfield PLC	2,897,033	2,838
Shinnihon Corp.	1,651,200	13,465
ShoLodge, Inc. (b)(c)	443,162	0
Sterling Construction Co., Inc. (c)	802,780	10,260
Toshiba Plant Systems & Services Corp.	172,300	2,807
United Integration Services Co. Ltd.	5,143,500	9,669
		462,810
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	326,300	9,027
Aros Quality Group AB	760,600	21,809
AZZ, Inc.	1,214,300	61,565
Bharat Heavy Electricals Ltd.	20,500,000	46,347
Chiyoda Integre Co. Ltd.	345,500	7,427
Hammond Power Solutions, Inc. Class A	474,800	2,795
I-Sheng Electric Wire & Cable Co. Ltd. (b)	12,500,000	17,852
Korea Electric Terminal Co. Ltd. (b)	700,000	44,065
Servotronics, Inc. (b)	171,000	1,623
TKH Group NV (depositary receipt)	962,200	58,878
		271,388
Industrial Conglomerates - 1.3%
Carr's Group PLC	2,339,700	4,407
DCC PLC (United Kingdom) (b)	5,281,400	464,436
Mytilineos Holdings SA (c)	907,900	9,028
Reunert Ltd.	1,782,800	9,729
		487,600
Machinery - 1.6%
Aalberts Industries NV (b)	8,193,800	357,923
Allison Transmission Holdings, Inc.	247,859	9,369
ASL Marine Holdings Ltd. (b)(c)	47,393,013	4,442
Foremost Income Fund (c)	2,141,103	8,887
Gencor Industries, Inc. (c)	203,997	3,274
Global Brass & Copper Holdings, Inc.	49,400	1,583
Haitian International Holdings Ltd.	7,286,000	20,895
Hurco Companies, Inc. (b)	507,892	16,735
Hwacheon Machine Tool Co. Ltd. (b)	219,900	11,663
Hyster-Yale Materials Handling:
Class A (b)	217,570	15,417
Class B (b)	310,000	21,967
Ihara Science Corp. (b)	1,043,100	20,475
Jaya Holdings Ltd. (b)	3,244,740	206
Kyowakogyosyo Co. Ltd.	247,000	2,093
Luxfer Holdings PLC sponsored ADR	321,400	4,082
Maruzen Co. Ltd. (b)	1,667,000	27,369
Miller Industries, Inc.	69,800	1,822
Mincon Group PLC	2,261,598	2,677
Mirle Automation Corp.	116,000	154
Nadex Co. Ltd. (b)	834,500	6,782
Nakano Refrigerators Co. Ltd.	26,900	850
Nitchitsu Co. Ltd.	584,000	1,128
Rexnord Corp. (c)	116,900	2,707
Semperit AG Holding	485,600	14,843
SIMPAC, Inc.	583,000	2,410
Takamatsu Machinery Co. Ltd.	386,500	3,481
Techno Smart Corp. (b)	743,800	9,054
Tocalo Co. Ltd. (b)	825,800	31,573
Trinity Industrial Corp.	757,000	5,905
		609,766
Marine - 0.0%
SITC International Holdings Co. Ltd.	5,285,000	4,398
Tokyo Kisen Co. Ltd. (b)	870,000	5,800
		10,198
Professional Services - 0.4%
Akka Technologies SA	730,733	39,913
Asiakastieto Group Oyj	81,166	2,105
Boardroom Ltd.	2,699,642	1,315
CBIZ, Inc. (c)	163,200	2,424
Clarius Group Ltd. (c)	2,914,107	180
ICF International, Inc. (c)	250,600	11,340
McMillan Shakespeare Ltd.	2,217,901	25,462
SHL-JAPAN Ltd.	53,400	1,969
Sporton International, Inc.	302,999	1,509
Stantec, Inc. (a)	2,073,100	52,744
Synergie SA	133,800	6,339
TriNet Group, Inc. (c)	184,800	6,468
TrueBlue, Inc. (c)	623,200	15,923
		167,691
Road & Rail - 0.7%
Alps Logistics Co. Ltd. (b)	2,995,900	21,604
Avis Budget Group, Inc. (c)	54,000	1,662
Chilled & Frozen Logistics Holdings Co. Ltd. (b)	1,317,200	15,688
CSX Corp.	226,513	11,176
Daqin Railway Co. Ltd. (A Shares)	26,000,000	33,821
Hamakyorex Co. Ltd. (b)	1,314,400	34,778
Higashi Twenty One Co. Ltd.	262,500	907
Roadrunner Transportation Systems, Inc. (b)(c)	3,785,032	26,420
Sakai Moving Service Co. Ltd. (b)	1,234,000	59,548
Trancom Co. Ltd. (b)	897,200	44,353
Universal Logistics Holdings, Inc. (b)	1,530,200	22,264
		272,221
Trading Companies & Distributors - 0.6%
AddTech AB (B Shares)	1,292,600	25,215
AerCap Holdings NV (c)	243,418	11,952
Goodfellow, Inc. (b)	758,300	4,738
Hanwa Co. Ltd.	40,000	286
HD Supply Holdings, Inc. (c)	547,994	17,804
HERIGE	63,953	2,923
KS Energy Services Ltd. (c)	13,816,400	296
Lumax International Corp. Ltd.	3,272,000	5,772
Meiwa Corp.	1,801,400	7,157
Mitani Shoji Co. Ltd.	771,100	30,391
MRC Global, Inc. (c)	328,107	5,361
Nexeo Solutions, Inc. (c)	817,625	6,811
Otec Corp.	130,400	1,858
Parker Corp. (b)	2,329,000	12,168
Richelieu Hardware Ltd.	912,400	23,806
Senshu Electric Co. Ltd. (b)	938,500	18,882
Strongco Corp. (b)(c)	890,988	943
Tanaka Co. Ltd.	38,400	263
TECHNO ASSOCIE Co. Ltd.	267,500	3,045
Titan Machinery, Inc. (c)	870,800	15,544
Totech Corp. (b)	971,400	17,623
		212,838
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	1,355,700	7,932
Meiko Transportation Co. Ltd.	870,000	9,864
Qingdao Port International Co. Ltd.	4,936,000	2,793
Sinwa Ltd. (b)	21,394,600	3,473
		24,062

TOTAL INDUSTRIALS		2,936,021

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.1%
ADTRAN, Inc.	212,500	4,983
Black Box Corp. (b)	1,561,711	12,338
Cisco Systems, Inc.	94,300	2,966
CommScope Holding Co., Inc. (c)	273,201	10,048
Juniper Networks, Inc.	171,900	4,805
Tessco Technologies, Inc.	122,118	1,630
		36,770
Electronic Equipment & Components - 5.6%
A&D Co. Ltd.	789,800	3,281
AAC Technology Holdings, Inc.	357,000	4,804
AVX Corp.	287,100	5,130
Beijer Electronics AB (c)	112,400	617
Bel Fuse, Inc. Class A	88,800	1,927
Cardtronics PLC	315,142	9,864
CDW Corp.	381,786	24,217
Corning, Inc.	159,400	4,645
CTS Corp.	366,954	8,073
Daido Signal Co. Ltd.	103,000	499
DigiTech Systems Co., Ltd. (c)	725,000	0
Dynapack International Technology Corp.	3,200,000	4,152
Elec & Eltek International Co. Ltd.	1,564,100	2,596
Elematec Corp. (b)	1,238,600	22,459
Excel Co. Ltd. (b)	790,700	10,314
FLIR Systems, Inc.	144,007	5,374
Hi-P International Ltd.	18,315,700	13,786
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	709,624
IDIS Holdings Co. Ltd. (b)	800,000	9,322
Image Sensing Systems, Inc. (c)	67,566	243
Intelligent Digital Integrated Security Co. Ltd. (b)	900,010	6,509
INTOPS Co. Ltd. (b)	1,719,800	18,044
Isra Vision AG (b)	355,400	65,170
Jabil, Inc.	577,912	17,626
Keysight Technologies, Inc. (c)	2,813,500	117,013
Kingboard Chemical Holdings Ltd. (b)	82,179,000	370,346
Kingboard Laminates Holdings Ltd.	3,907,000	5,452
Mesa Laboratories, Inc. (b)	236,900	34,239
Muramoto Electronic Thailand PCL (For. Reg.) (b)	1,336,900	9,120
Nippo Ltd. (b)(c)	772,800	2,397
PAX Global Technology Ltd.	4,276,000	2,836
Philips Lighting NV	116,200	4,416
Pinnacle Technology Holdings Ltd.	7,785,800	12,017
Redington India Ltd.	14,700,000	34,139
ScanSource, Inc. (b)(c)	2,197,700	87,029
Shibaura Electronics Co. Ltd. (b)	666,400	22,486
Sigmatron International, Inc. (b)(c)	252,179	2,108
Simplo Technology Co. Ltd.	10,500,000	33,361
SYNNEX Corp. (b)	2,832,600	336,853
Tomen Devices Corp. (b)	591,000	12,893
Tripod Technology Corp.	1,497,000	4,885
TTM Technologies, Inc. (c)	1,266,424	22,010
UKC Holdings Corp. (b)	1,364,300	20,506
VST Holdings Ltd. (b)	126,396,800	33,659
Wayside Technology Group, Inc.	66,800	1,149
Wireless Telecom Group, Inc. (c)	408,654	605
Yageo Corp.	721,000	2,744
		2,120,539
Internet Software & Services - 0.1%
Aucnet, Inc.	161,500	2,073
eBay, Inc. (c)	98,700	3,527
Gabia, Inc. (b)	975,000	5,328
Liquidity Services, Inc. (c)	292,022	1,986
NetGem SA	891,300	2,596
Pandora Media, Inc. (c)	49,400	442
Softbank Technology Corp.	269,300	4,324
Yahoo! Japan Corp.	2,881,500	13,069
		33,345
IT Services - 4.5%
ALTEN	692,900	59,838
Amdocs Ltd.	6,778,200	455,292
Argo Graphics, Inc.	412,900	10,097
Blackhawk Network Holdings, Inc. (c)	123,800	5,404
Computer Services, Inc.	270,964	13,277
CSE Global Ltd. (b)	42,663,000	13,065
CSRA, Inc.	4,958,113	161,684
Data#3 Ltd.	2,941,333	4,188
Dimerco Data System Corp.	510,000	623
DXC Technology Co.	96,072	7,530
E-Credible Co. Ltd.	129,349	1,542
eClerx Services Ltd.	1,791,278	36,229
EOH Holdings Ltd.	6,937,400	56,720
Estore Corp.	297,700	2,139
EVERTEC, Inc.	1,896,900	33,860
ExlService Holdings, Inc. (c)	187,258	10,777
First Data Corp. Class A (c)	645,909	12,053
Genpact Ltd.	200,700	5,820
GetBusy PLC (c)	39,893	4
Hackett Group, Inc.	126,800	2,082
HIQ International AB	535,500	3,582
Indra Sistemas (b)(c)	13,738,800	212,977
Know IT AB (b)	1,500,700	24,210
Leidos Holdings, Inc.	672,070	35,915
Luxoft Holding, Inc. (c)	96,210	6,056
Mastek Ltd.	677,069	3,189
NCI, Inc. Class A (c)	691,100	13,787
Net 1 UEPS Technologies, Inc. (c)	543,344	5,260
Neustar, Inc. Class A (c)	1,198,629	40,034
Nice Information & Telecom, Inc.	53,000	1,159
Paysafe Group PLC (c)	406,700	3,166
Perficient, Inc. (c)	496,200	9,329
Rolta India Ltd. (c)	2,699,942	2,444
Societe Pour L'Informatique Industrielle SA (b)	1,738,100	46,192
Softcreate Co. Ltd.	631,400	8,305
Sword Group	319,286	13,116
The Western Union Co.	19,196,400	379,129
TravelSky Technology Ltd. (H Shares)	1,834,000	4,860
Vantiv, Inc. (c)	74,200	4,715
		1,709,649
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp. (b)	802,100	5,428
Boe Varitronix Ltd.	7,577,000	4,045
Diodes, Inc. (c)	24,700	655
Entegris, Inc. (c)	481,100	12,557
Integrated Device Technology, Inc. (c)	560,380	14,648
Lasertec Corp.	74,000	1,106
Leeno Industrial, Inc.	600,000	26,573
Melexis NV	2,003,501	172,378
Miraial Co. Ltd.	188,500	1,812
ON Semiconductor Corp. (c)	1,028,559	15,377
Phison Electronics Corp.	1,900,000	26,411
Powertech Technology, Inc.	9,000,000	29,161
Trio-Tech International (b)(c)	240,700	1,129
		311,280
Software - 3.5%
Activision Blizzard, Inc.	194,298	12,004
AdaptIT Holdings Ltd.	2,637,200	2,001
ANSYS, Inc. (c)	4,146,300	537,153
Aspen Technology, Inc. (c)	138,443	7,873
AVG Technologies NV (c)	502,588	13,293
Ebix, Inc. (a)(b)	2,736,087	158,009
ICT Automatisering NV (b)	609,469	9,019
IGE + XAO SA	34,729	4,054
InfoVine Co. Ltd. (b)	175,000	4,250
init innovation in traffic systems AG	121,711	2,361
Jorudan Co. Ltd. (b)	456,300	4,478
KPIT Cummins Infosystems Ltd.	9,000,000	17,943
KSK Co., Ltd. (b)	557,300	7,360
Majesco Ltd. (c)	200,000	1,160
NIIT Technologies Ltd.	58,528	470
Nucleus Software Exports Ltd. (b)	2,200,000	9,766
Oracle Corp.	10,139,774	506,279
Pegasystems, Inc.	200,171	12,100
Pro-Ship, Inc.	264,800	4,410
RealPage, Inc. (c)	380,425	14,741
Reckon Ltd.	92,184	111
RS Software (India) Ltd. (c)	362,238	420
Synopsys, Inc. (c)	26,300	2,014
Vitec Software Group AB	830,200	8,766
Zensar Technologies Ltd.	800,000	9,975
		1,350,010
Technology Hardware, Storage & Peripherals - 3.2%
Compal Electronics, Inc.	72,000,000	47,778
Hewlett Packard Enterprise Co.	5,355,306	93,771
HP, Inc.	8,030,836	153,389
Seagate Technology LLC (b)	25,568,700	842,744
Super Micro Computer, Inc. (c)	464,207	12,464
TPV Technology Ltd.	72,998,000	17,103
Xerox Corp.	2,310,350	70,858
		1,238,107

TOTAL INFORMATION TECHNOLOGY		6,799,700

MATERIALS - 3.2%
Chemicals - 2.3%
Axalta Coating Systems (c)	481,000	15,152
C. Uyemura & Co. Ltd.	402,500	23,111
Chase Corp. (b)	725,600	78,401
Core Molding Technologies, Inc. (a)(b)	715,656	13,648
Deepak Fertilisers and Petrochemicals Corp. Ltd. (b)(c)	6,000,000	33,595
Deepak Nitrite Ltd. (c)	3,500,000	8,851
EcoGreen International Group Ltd. (b)	52,572,080	10,836
FMC Corp.	1,480,800	113,104
Fujikura Kasei Co., Ltd. (b)	2,843,400	16,713
Fuso Chemical Co. Ltd.	789,700	26,325
Gujarat Narmada Valley Fertilizers Co.	7,597,439	35,519
Gujarat State Fertilizers & Chemicals Ltd. (b)	30,400,000	65,224
Honshu Chemical Industry Co. Ltd. (b)	826,900	7,501
Innospec, Inc.	754,408	47,075
JSR Corp.	243,700	4,306
K&S AG (a)	973,700	25,353
KPC Holdings Corp.	43,478	2,601
KPX Chemical Co. Ltd.	163,083	10,353
KPX Green Chemical Co. Ltd.	369,165	1,485
Miwon Chemicals Co. Ltd.	55,095	3,247
Miwon Commercial Co. Ltd. (c)	13,819	2,789
Muto Seiko Co. Ltd. (c)	260,600	1,723
Nihon Parkerizing Co. Ltd.	304,600	4,374
Nippon Soda Co. Ltd.	1,652,000	9,321
Olin Corp.	98,800	2,913
PolyOne Corp.	98,800	3,614
Potash Corp. of Saskatchewan, Inc.	1,709,400	30,575
SK Kaken Co. Ltd.	340,000	30,840
Soda Aromatic Co. Ltd.	261,700	2,697
Soken Chemical & Engineer Co. Ltd. (b)	699,400	9,827
T&K Toka Co. Ltd. (b)	1,425,900	15,676
Thai Carbon Black PCL (For. Reg.)	12,032,900	13,108
Thai Rayon PCL:
(For. Reg.)	2,852,100	3,600
NVDR	89,800	113
UPL Ltd.	875,000	11,959
Victrex PLC	9,664	251
Vivimed Labs Ltd. (c)	600,000	1,166
Yara International ASA	4,371,300	174,177
Yip's Chemical Holdings Ltd.	26,942,000	11,210
		872,333
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	705,400	4,821
Mitani Sekisan Co. Ltd. (b)	1,562,900	36,788
RHI AG	93,269	3,524
		45,133
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	3,640,000	1,058
Ball Corp.	361,404	15,143
Berry Global Group, Inc. (c)	229,034	12,844
Chuoh Pack Industry Co. Ltd. (b)	442,300	5,111
Graphic Packaging Holding Co.	132,800	1,752
Kohsoku Corp. (b)	1,822,600	18,103
Owens-Illinois, Inc. (c)	94,000	2,247
Pact Group Holdings Ltd.	534,784	2,451
Samhwa Crown & Closure Co. Ltd.	50,000	2,317
Sealed Air Corp.	119,800	5,212
Silgan Holdings, Inc.	421,000	12,756
The Pack Corp. (b)	1,637,000	53,010
UFP Technologies, Inc. (c)	92,000	2,654
		134,658
Metals& Mining - 0.4%
Alcoa Corp.	207,900	7,568
Alconix Corp. (b)	1,111,900	22,007
Ausdrill Ltd.	2,197,796	3,420
Chubu Steel Plate Co. Ltd.	434,600	2,890
Compania de Minas Buenaventura SA sponsored ADR	2,366,419	28,965
Freeport-McMoRan, Inc. (c)	549,900	8,040
Granges AB	423,200	4,678
Handy & Harman Ltd. (c)	113,500	3,757
Hill & Smith Holdings PLC	987,200	17,454
Newmont Mining Corp.	50,600	1,881
Orosur Mining, Inc. (c)	3,119,600	563
Orvana Minerals Corp. (c)	802,183	180
Pacific Metals Co. Ltd. (c)	3,997,000	10,732
Petra Diamonds Ltd. (c)	1,870,900	2,357
Steel Dynamics, Inc.	148,200	5,248
Tohoku Steel Co. Ltd. (b)	656,400	9,449
Tokyo Tekko Co. Ltd. (b)	3,997,000	16,460
Universal Stainless & Alloy Products, Inc. (c)	87,527	1,663
Webco Industries, Inc. (c)	7,998	640
		147,952
Paper & Forest Products - 0.1%
Kapstone Paper & Packaging Corp.	146,297	3,344
Stella-Jones, Inc.	600,000	20,997
Western Forest Products, Inc.	2,042,100	4,062
		28,403

TOTAL MATERIALS		1,228,479

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CareTrust (REIT), Inc.	221,800	4,046
Colony NorthStar, Inc.	1,011,702	14,811
Corporate Office Properties Trust (SBI)	117,400	3,908
Corrections Corp. of America	1,244,436	34,471
Four Corners Property Trust, Inc.	344,100	8,733
Healthcare Realty Trust, Inc.	111,400	3,710
Nsi NV	8,741	342
Outfront Media, Inc.	168,900	3,863
Senior Housing Properties Trust (SBI)	39,500	768
Store Capital Corp.	210,400	4,921
VEREIT, Inc.	3,611,700	30,013
WP Glimcher, Inc.	147,000	1,326
		110,912
Real Estate Management & Development - 0.6%
Anabuki Kosan, Inc.	45,150	1,202
BUWOG-Gemeinnuetzige Wohnung	182,585	5,368
CBRE Group, Inc. (c)	162,300	6,166
Century21 Real Estate Japan Ltd.	102,000	1,295
Devine Ltd. (c)	1,846,772	539
IMMOFINANZ Immobilien Anlagen AG	1,073,000	2,612
Leopalace21 Corp.	4,456,500	31,813
LSL Property Services PLC	1,427,938	4,795
Realogy Holdings Corp.	163,700	5,435
Relo Holdings Corp.	7,354,700	147,634
Selvaag Bolig ASA	1,221,000	5,668
Servcorp Ltd.	453,009	2,167
Sino Land Ltd.	2,908,000	4,803
Tejon Ranch Co. (c)	344,518	7,228
Wing Tai Holdings Ltd.	1,805,900	2,719
		229,444

TOTAL REAL ESTATE		340,356

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Asia Satellite Telecommunications Holdings Ltd.	459,500	471
UTILITIES - 0.6%
Electric Utilities - 0.3%
Exelon Corp.	2,950,500	113,122
Hawaiian Electric Industries, Inc.	95,700	3,157
		116,279
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	13,931	476
GAIL India Ltd.	2,000,000	11,740
Hokuriku Gas Co.	160,400	4,154
K&O Energy Group, Inc.	563,400	8,616
Keiyo Gas Co. Ltd.	622,000	3,160
South Jersey Industries, Inc.	258,359	8,776
Star Gas Partners LP	395,300	4,340
		41,262
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (b)	32,700,045	29,328
Mega First Corp. Bhd warrants 4/8/20 (b)(c)	3,900,000	1,794
The AES Corp.	336,000	3,756
		34,878
Multi-Utilities - 0.1%
CMS Energy Corp.	628,455	29,060
Water Utilities - 0.0%
Manila Water Co., Inc.	5,893,400	3,740

TOTAL UTILITIES		225,219

TOTAL COMMON STOCKS
(Cost $16,241,993)		33,694,607

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	811,100	3,873
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,157
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (c)(d)	6,752	1,480
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,606,600	22,956
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,021)		29,466
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (d)
(Cost $11,839)	4,832	3,865
	Shares	Value (000s)

Money Market Funds - 12.3%
Fidelity Cash Central Fund, 1.11% (e)	4,351,859,851	4,352,730
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	339,400,686	339,435
TOTAL MONEY MARKET FUNDS
(Cost $4,691,556)		4,692,165
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $20,967,409)		38,420,103
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(199,967)
NET ASSETS - 100%		$38,220,136

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,345,000 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$25,561
Fidelity Securities Lending Cash Central Fund	8,548
Total	$34,109

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Aalberts Industries NV	$280,615	$--	$10,073	$4,385	$357,923
Abbey PLC	27,009	--	855	313	30,976
Abercrombie & Fitch Co. Class A	111,229	--	1,743	4,271	51,336
Accell Group NV	55,294	--	7,082	1,494	57,199
AECOM	276,570	10,144	31,425	--	--
Air T, Inc.	4,609	--	113	--	3,276
AJIS Co. Ltd.	28,027	--	613	311	18,967
Alconix Corp.	15,908	17	567	428	22,007
Almost Family, Inc.	32,103	--	16,325	--	--
Alps Logistics Co. Ltd.	17,736	--	605	472	21,604
ANSYS, Inc.	399,734	--	36,192	--	--
Arctic Cat, Inc.	17,363	--	246	--	--
Ark Restaurants Corp.	4,594	169	138	198	4,524
Arts Optical International Holdings Ltd.	12,370	--	2,257	915	8,599
ASL Marine Holdings Ltd.	5,316	1,536	134	--	4,442
Assurant, Inc.	352,793	--	115,144	8,034	322,168
ASTI Corp.	2,051	--	154	59	5,592
Atlas Air Worldwide Holdings, Inc.	72,657	487	91,289	--	--
Atwood Oceanics, Inc.	67,818	13,806	1,935	--	57,677
Axell Corp.	5,716	--	172	33	5,428
Axis Capital Holdings Ltd.	363,338	--	173,977	8,648	--
AZZ, Inc.	83,311	--	7,528	867	--
Barratt Developments PLC	451,627	--	16,208	30,566	615,294
Bed Bath & Beyond, Inc.	265,416	106,308	7,309	3,163	274,957
Bel Fuse, Inc. Class A	3,309	--	2,342	29	--
Belc Co. Ltd.	74,524	--	2,186	921	80,741
Belluna Co. Ltd.	59,870	--	16,193	985	87,499
Best Buy Co., Inc.	1,013,053	--	509,504	29,259	1,088,006
Black Box Corp.	21,944	--	437	767	12,338
BMTC Group, Inc.	44,380	--	2,506	672	39,153
Calian Technologies Ltd.	12,538	--	401	499	15,187
Carbo Ceramics, Inc.	29,891	--	14,074	--	--
Chase Corp.	49,296	--	8,592	568	78,401
Chilled & Frozen Logistics Holdings Co. Ltd.	17,074	--	4,456	283	15,688
Chuoh Pack Industry Co. Ltd.	4,728	--	152	169	5,111
Cinderella Media Group Ltd.	4,868	--	279	--	--
Civeo Corp.	14,344	7,191	841	--	24,148
Clip Corp.	2,635	--	70	95	2,382
Codorus Valley Bancorp, Inc.	13,291	664	507	348	18,561
Contango Oil & Gas Co.	18,778	743	430	--	12,450
Core Molding Technologies, Inc.	11,084	2,643	2,338	--	13,648
Cosmos Pharmaceutical Corp.	288,551	--	28,400	833	262,818
Create SD Holdings Co. Ltd.	145,712	--	4,166	1,479	146,994
CSE Global Ltd.	14,906	--	421	871	13,065
Daewon Pharmaceutical Co. Ltd.	34,676	--	--	314	29,918
Daiichi Kensetsu Corp.	19,901	--	608	391	22,034
DCC PLC (United Kingdom)	624,867	--	150,929	8,699	464,436
Deepak Fertilisers and Petrochemicals Corp. Ltd.	18,663	--	6,250	--	33,595
DongKook Pharmaceutical Co. Ltd.	37,160	--	--	174	33,526
DSW, Inc. Class A	116,448	5,503	14,002	3,614	--
DVx, Inc.	8,067	--	252	140	8,368
Ebix, Inc.	153,226	--	7,939	841	158,009
EcoGreen International Group Ltd.	10,325	--	327	329	10,836
Elematec Corp.	28,328	--	650	227	22,459
EOH Holdings Ltd.	72,904	--	1,990	831	--
Essendant, Inc.	41,363	2,783	1,068	1,166	27,007
Excel Co. Ltd.	10,832	--	306	235	10,314
Farstad Shipping ASA	3,213	1,410	36	--	--
Ff Group	107,213	7,232	2,949	--	109,703
First Juken Co. Ltd.	18,267	--	599	522	21,090
Food Empire Holdings Ltd.	12,087	--	1,928	187	20,674
Fossil Group, Inc.	144,576	718	31,850	--	--
Fresh Del Monte Produce, Inc.	299,600	--	9,600	3,134	262,477
Fuji Kosan Co. Ltd.	2,866	--	93	78	3,565
Fujikura Kasei Co., Ltd.	17,183	--	488	396	16,713
Fursys, Inc.	28,855	--	--	458	28,374
Fyffes PLC (Ireland)	44,248	--	301	825	--
Gabia, Inc.	5,345	--	--	20	5,328
GameStop Corp. Class A	293,285	24,263	12,621	14,436	216,839
Genky Stores, Inc.	13,359	--	741	139	28,711
Geospace Technologies Corp.	20,470	--	592	--	18,545
Geumhwa PSC Co. Ltd.	12,187	307	--	223	12,086
GNC Holdings, Inc. Class A	98,942	26,341	53,283	1,875	--
Goodfellow, Inc.	6,846	--	140	--	4,738
Guess?, Inc.	110,594	--	26,195	6,247	68,134
Gujarat Narmada Valley Fertilizers Co.	31,358	--	26,212	404	--
Gujarat State Fertilizers & Chemicals Ltd.	33,010	--	2,177	1,037	65,224
Gulfmark Offshore, Inc. Class A	1,906	675	88	--	413
Halows Co. Ltd.	27,422	--	842	236	29,437
Hamakyorex Co. Ltd.	24,611	--	866	460	34,778
Hampshire Group Ltd.	12	--	4	--	--
Handsome Co. Ltd.	74,379	--	--	439	68,497
Hanger, Inc.	29,120	--	926	--	30,525
Helen of Troy Ltd.	242,740	--	45,261	--	196,442
Hiday Hidaka Corp.	48,144	--	1,576	586	60,332
Honshu Chemical Industry Co. Ltd.	5,713	--	195	186	7,501
Hoshiiryou Sanki Co. Ltd.	10,919	--	337	110	11,966
Houston Wire & Cable Co.	6,545	521	7,845	34	--
Hurco Companies, Inc.	13,824	2,026	2,547	202	16,735
Hwacheon Machine Tool Co. Ltd.	9,871	--	--	187	11,663
Hyster-Yale Materials Handling Class A	14,289	--	411	264	15,417
Hyster-Yale Materials Handling Class B	19,775	--	--	368	21,967
I-Sheng Electric Wire & Cable Co. Ltd.	15,341	--	--	1,312	17,852
IA Group Corp.	5,226	--	943	142	3,759
ICT Automatisering NV	8,959	--	1,821	204	9,019
IDIS Holdings Co. Ltd.	11,718	--	--	83	9,322
Ihara Science Corp.	8,622	--	466	301	20,475
Indra Sistemas	171,608	--	5,753	--	212,977
InfoVine Co. Ltd.	4,207	--	--	--	4,250
Intage Holdings, Inc.	28,744	--	971	508	35,728
Intelligent Digital Integrated Security Co. Ltd.	10,555	--	--	120	6,509
INTOPS Co. Ltd.	15,416	--	--	117	18,044
INZI Controls Co. Ltd.	8,474	--	--	94	6,917
Isewan Terminal Service Co. Ltd.	9,100	--	238	261	--
Isra Vision AG	35,314	--	5,257	167	65,170
Jaya Holdings Ltd.	1,121	--	10	893	206
JLM Couture, Inc.	563	--	15	--	511
Jorudan Co. Ltd.	3,328	--	123	55	4,478
Jumbo SA	127,943	--	4,941	5,676	176,166
Kingboard Chemical Holdings Ltd.	182,540	--	9,533	13,956	370,346
Know IT AB	13,677	--	611	553	24,210
Kohsoku Corp.	16,596	--	533	431	18,103
Kondotec, Inc.	12,597	--	410	331	14,958
Korea Electric Terminal Co. Ltd.	55,230	--	--	346	44,065
KSK Co., Ltd.	5,892	--	195	203	7,360
Kwang Dong Pharmaceutical Co. Ltd.	26,493	--	--	171	23,334
Kyeryong Construction Industrial Co. Ltd.	7,674	--	114	--	11,076
Kyoto Kimono Yuzen Co. Ltd.	7,517	--	5,285	239	--
LCNB Corp.	12,258	191	4,573	432	--
LHC Group, Inc.	49,216	--	27,705	--	--
Maruzen Co. Ltd.	16,271	--	641	316	27,369
Mastek Ltd.	2,396	--	1,972	48	--
Mega First Corp. Bhd	14,781	--	--	387	29,328
Mega First Corp. Bhd warrants 4/8/20	456	--	189	--	1,794
Melexis NV	177,059	--	58,226	4,751	--
Mesa Laboratories, Inc.	31,428	--	4,621	167	34,239
Metro, Inc. Class A (sub. vtg.)	1,005,281	--	56,298	10,469	876,121
Michang Oil Industrial Co. Ltd.	14,143	--	--	264	13,913
Miroku Corp.	2,212	--	85	50	--
Mitani Sekisan Co. Ltd.	34,093	--	2,502	237	36,788
Mitie Group PLC	64,987	--	16,213	979	--
Motonic Corp.	27,044	--	--	556	28,729
Mr. Bricolage SA	13,237	--	412	529	16,992
Muhak Co. Ltd.	59,618	--	--	686	56,738
Murakami Corp.	12,838	--	496	228	17,692
Muramoto Electronic Thailand PCL (For. Reg.)	8,851	--	268	492	9,120
Nac Co. Ltd.	9,478	--	1,324	265	8,739
Nadex Co. Ltd.	4,108	--	178	190	6,782
Nafco Co. Ltd.	33,322	--	952	676	32,256
Nakayamafuku Co. Ltd.	8,398	--	260	237	7,504
NCI, Inc. Class A	8,780	3,457	3,483	--	--
ND Software Co. Ltd.	10,531	--	368	192	13,121
Next PLC	960,887	--	36,381	44,537	720,096
NICE Total Cash Management Co., Ltd.	8,303	--	--	76	12,891
Nippo Ltd.	1,768	--	62	--	2,397
Norwood Financial Corp.	5,246	392	1,897	231	--
Nucleus Software Exports Ltd.	6,405	--	--	170	9,766
Nutraceutical International Corp.	26,232	--	1,063	255	41,542
OFG Bancorp	25,308	--	19,229	421	--
Origin Enterprises PLC	52,849	6,916	2,088	2,218	75,152
P&F Industries, Inc. Class A	3,150	--	66	50	1,986
Parker Corp.	7,322	--	336	172	12,168
Piolax, Inc.	45,328	--	1,917	751	72,133
Prim SA	14,833	--	503	651	19,681
Qol Co. Ltd.	27,774	964	864	408	31,384
Relo Holdings Corp.	157,507	--	45,677	1,319	--
RenaissanceRe Holdings Ltd.	325,965	--	78,244	3,311	326,272
Roadrunner Transportation Systems, Inc.	21,448	8,216	810	--	26,420
Rocky Mountain Chocolate Factory, Inc.	4,457	584	143	205	5,440
S&T Holdings Co. Ltd.	14,556	--	--	210	12,660
Sakai Moving Service Co. Ltd.	34,221	--	6,742	473	59,548
Samsung Climate Control Co. Ltd.	4,560	--	--	31	5,669
Sanei Architecture Planning Co. Ltd.	14,043	--	584	381	22,654
Sarantis SA	21,370	--	813	344	30,582
ScanSource, Inc.	91,087	5,774	8,325	--	87,029
Seagate Technology LLC	877,660	--	76,446	67,778	842,744
Select Harvests Ltd.	27,700	--	585	1,268	18,238
Senshu Electric Co. Ltd.	15,380	--	518	319	18,882
Servotronics, Inc.	1,320	318	50	26	1,623
Sewon Precision Industries Co. Ltd.	8,290	--	--	38	7,366
Shibaura Electronics Co. Ltd.	11,774	--	857	337	22,486
ShoLodge, Inc.	0	--	--	--	0
Sigmatron International, Inc.	1,501	11	47	--	2,108
Sinwa Ltd.	4,271	--	104	186	3,473
SJM Co. Ltd.	8,445	--	--	177	6,651
SJM Holdings Co. Ltd.	6,768	--	--	184	6,082
Societe Pour L'Informatique Industrielle SA	25,005	--	1,181	153	46,192
Soken Chemical & Engineer Co. Ltd.	6,538	--	276	261	9,827
Span-America Medical System, Inc.	4,705	280	87	172	--
SPK Corp.	5,479	140	187	146	7,050
Sportscene Group, Inc. Class A	1,316	--	46	--	1,827
Step Co. Ltd.	12,446	--	434	306	14,962
Sterling Construction Co., Inc.	12,194	608	15,726	--	--
Strattec Security Corp.	7,047	5,383	288	145	11,271
Strongco Corp.	1,173	--	27	--	943
Sun Hing Vision Group Holdings Ltd.	7,647	--	232	635	8,362
Sunjin Co. Ltd.	20,180	--	--	2	27,026
Sword Group	13,332	--	5,676	385	--
SYNNEX Corp.	307,461	--	26,477	2,936	336,853
T&K Toka Co. Ltd.	13,161	--	425	271	15,676
Techno Smart Corp.	3,363	--	2,742	161	9,054
Tessco Technologies, Inc.	6,533	--	4,960	362	--
The Buckle, Inc.	132,461	4,280	7,231	8,449	80,756
The Pack Corp.	46,476	--	1,419	655	53,010
Tocalo Co. Ltd.	16,802	--	729	611	31,573
Tohoku Steel Co. Ltd.	6,546	--	256	126	9,449
Token Corp.	57,849	--	1,960	717	--
Tokyo Kisen Co. Ltd.	5,555	--	164	201	5,800
Tokyo Tekko Co. Ltd.	15,150	--	491	238	16,460
Tomen Devices Corp.	10,840	--	360	294	12,893
Total Energy Services, Inc.	21,762	--	662	339	--
Totech Corp.	11,171	395	463	350	17,623
TOW Co. Ltd.	11,751	--	398	400	15,331
Trancom Co. Ltd.	59,491	--	1,355	612	44,353
Trio-Tech International	875	--	30	--	1,129
Triple-S Management Corp.	49,208	--	986	--	29,777
Tsukui Corp.	28,721	--	15,532	238	--
UKC Holdings Corp.	22,097	--	671	715	20,506
Uni-Select, Inc.	53,667	--	11,726	471	--
Unit Corp.	58,338	--	2,870	--	81,511
Universal Logistics Holdings, Inc.	24,741	2,671	4,302	471	22,264
Unum Group	576,028	--	52,880	13,648	801,555
Utah Medical Products, Inc.	24,740	--	721	399	25,516
VSE Corp.	27,966	646	1,118	223	45,427
VST Holdings Ltd.	31,048	--	1,197	2,033	33,659
Watts Co. Ltd.	12,358	--	728	165	15,539
Weight Watchers International, Inc.	52,032	59	6,431	--	148,520
Whanin Pharmaceutical Co. Ltd.	25,398	--	--	301	30,861
WIN-Partners Co. Ltd.	20,281	--	805	572	33,644
Workman Co. Ltd.	80,055	--	2,033	1,018	70,361
Youngone Holdings Co. Ltd.	48,445	--	--	306	42,735
Yusen Logistics Co. Ltd.	34,365	--	9,036	471	19,570
Yutaka Giken Co. Ltd.	26,673	--	835	678	29,488
Zumiez, Inc.	32,011	406	32,561	--	--
Total	$15,132,964	$257,178	$2,256,453	$367,426	$13,042,071

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$8,698,252	$8,696,912	$829	$511
Consumer Staples	3,497,505	3,486,231	--	11,274
Energy	1,053,574	930,304	121,790	1,480
Financials	4,260,872	3,979,810	280,112	950
Health Care	4,660,668	4,660,668	--	--
Industrials	2,936,021	2,927,134	8,887	--
Information Technology	6,799,700	6,799,696	--	4
Materials	1,251,435	1,251,435	--	--
Real Estate	340,356	340,356	--	--
Telecommunication Services	471	471	--	--
Utilities	225,219	225,219	--	--
Corporate Bonds	3,865	--	3,865	--
Money Market Funds	4,692,165	4,692,165	--	--
Total Investments in Securities:	$38,420,103	$37,990,401	$415,483	$14,219

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$3,214,746

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.6%
Japan	9.7%
United Kingdom	5.3%
Ireland	4.4%
Canada	4.3%
Netherlands	2.8%
Taiwan	2.5%
Bermuda	2.3%
Cayman Islands	2.0%
Korea (South)	1.9%
Bailiwick of Guernsey	1.2%
India	1.0%
Others (Individually Less Than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2017
Assets
Investment in securities, at value (including securities loaned of $326,229) — See accompanying schedule: Unaffiliated issuers (cost $10,045,447)	$20,685,867
Fidelity Central Funds (cost $4,691,556)	4,692,165
Other affiliated issuers (cost $6,230,406)	13,042,071
Total Investments (cost $20,967,409)		$38,420,103
Foreign currency held at value (cost $1,743)		1,742
Receivable for investments sold		79,628
Receivable for fund shares sold		28,550
Dividends receivable		76,517
Interest receivable		185
Distributions receivable from Fidelity Central Funds		4,243
Other receivables		2,005
Total assets		38,612,973
Liabilities
Payable for investments purchased	$2,563
Payable for fund shares redeemed	31,241
Accrued management fee	12,540
Other affiliated payables	3,891
Other payables and accrued expenses	3,166
Collateral on securities loaned	339,436
Total liabilities		392,837
Net Assets		$38,220,136
Net Assets consist of:
Paid in capital		$18,213,039
Undistributed net investment income		293,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,261,213
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,452,676
Net Assets		$38,220,136
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($28,334,033 ÷ 521,051 shares)		$54.38
Class K:
Net Asset Value, offering price and redemption price per share ($9,886,103 ÷ 181,871 shares)		$54.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended July 31, 2017
Investment Income
Dividends (including $367,426 earned from other affiliated issuers)		$795,434
Interest		603
Income from Fidelity Central Funds		34,109
Total income		830,146
Expenses
Management fee
Basic fee	$231,997
Performance adjustment	(30,889)
Transfer agent fees	45,131
Accounting and security lending fees	2,244
Custodian fees and expenses	2,700
Independent trustees' fees and expenses	159
Appreciation in deferred trustee compensation account	1
Registration fees	161
Audit	215
Legal	113
Miscellaneous	342
Total expenses before reductions	252,174
Expense reductions	(520)	251,654
Net investment income (loss)		578,492
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,707,408
Redemptions in-kind with affiliated entities	254,862
Fidelity Central Funds	224
Other affiliated issuers	811,078
Foreign currency transactions	(225)
Total net realized gain (loss)		3,773,347
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred foreign taxes of $395)	1,136,407
Assets and liabilities in foreign currencies	319
Total change in net unrealized appreciation (depreciation)		1,136,726
Net gain (loss)		4,910,073
Net increase (decrease) in net assets resulting from operations		$5,488,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$578,492	$508,914
Net realized gain (loss)	3,773,347	1,577,645
Change in net unrealized appreciation (depreciation)	1,136,726	(2,865,712)
Net increase (decrease) in net assets resulting from operations	5,488,565	(779,153)
Distributions to shareholders from net investment income	(481,686)	(528,171)
Distributions to shareholders from net realized gain	(1,425,392)	(1,338,985)
Total distributions	(1,907,078)	(1,867,156)
Share transactions - net increase (decrease)	(5,374,274)	(1,482,043)
Redemption fees	401	1,921
Total increase (decrease) in net assets	(1,792,386)	(4,126,431)
Net Assets
Beginning of period	40,012,522	44,138,953
End of period	$38,220,136	$40,012,522
Other Information
Undistributed net investment income end of period	$293,208	$225,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$49.57	$52.65	$51.03	$47.84	$38.52
Income from Investment Operations
Net investment income (loss)A	.74	.59	.52	.53	.48
Net realized and unrealized gain (loss)	6.47	(1.44)	4.06	5.96	11.61
Total from investment operations	7.21	(.85)	4.58	6.49	12.09
Distributions from net investment income	(.60)	(.62)	(.52)	(.39)	(.49)
Distributions from net realized gain	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)
Total distributions	(2.40)	(2.23)	(2.96)	(3.30)	(2.77)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$54.38	$49.57	$52.65	$51.03	$47.84
Total ReturnC	15.17%	(1.48)%	9.32%	14.42%	33.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.67%	.88%	.79%	.82%	.79%
Expenses net of fee waivers, if any	.67%	.88%	.79%	.82%	.79%
Expenses net of all reductions	.67%	.88%	.79%	.82%	.79%
Net investment income (loss)	1.46%	1.24%	1.02%	1.07%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$28,334	$28,524	$30,150	$30,576	$28,171
Portfolio turnover rateF	8%G	9%G	9%G	12%G	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund Class K

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$49.56	$52.64	$51.02	$47.83	$38.52
Income from Investment Operations
Net investment income (loss)A	.79	.64	.57	.58	.53
Net realized and unrealized gain (loss)	6.46	(1.44)	4.06	5.96	11.60
Total from investment operations	7.25	(.80)	4.63	6.54	12.13
Distributions from net investment income	(.64)	(.67)	(.57)	(.44)	(.54)
Distributions from net realized gain	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)
Total distributions	(2.45)B	(2.28)	(3.01)	(3.35)	(2.82)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$54.36	$49.56	$52.64	$51.02	$47.83
Total ReturnD	15.27%	(1.38)%	9.44%	14.55%	33.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%	.78%	.69%	.72%	.68%
Expenses net of fee waivers, if any	.58%	.78%	.69%	.72%	.68%
Expenses net of all reductions	.58%	.78%	.69%	.72%	.68%
Net investment income (loss)	1.56%	1.34%	1.11%	1.17%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$9,886	$11,489	$13,989	$16,198	$14,691
Portfolio turnover rateG	8%H	9%H	9%H	12%H	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.45 per share is comprised of distributions from net investment income of $.644 and distributions from net realized gain of $1.803 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$19,037,580
Gross unrealized depreciation	(1,869,333)
Net unrealized appreciation (depreciation) on securities	$17,168,247
Tax Cost	$21,251,856

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$294,968
Undistributed long-term capital gain	$2,545,661
Net unrealized appreciation (depreciation) on securities and other investments	$17,169,065

The tax character of distributions paid was as follows:

	July 31, 2017	July 31, 2016
Ordinary Income	$484,842	$ 587,672
Long-term Capital Gains	1,422,236	1,279,484
Total	$1,907,078	$ 1,867,156

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,902,162 and $7,887,582, respectively.

Redemptions In-Kind. During the period, 11,577 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $587,646. The net realized gain of $324,974, on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 22,834 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $1,089,429. The Fund had a net realized gain of $567,763 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Low-Priced Stock	$40,048.14
Class K	5,083.05
	$45,131

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $213 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 8,419 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $456,638. The net realized gain of $254,862 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $128 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,225. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,548, including $582 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $161 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $359.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
From net investment income
Low-Priced Stock	$337,211	$356,516
Class K	144,475	171,655
Total	$481,686	$528,171
From net realized gain
Low-Priced Stock	$1,020,329	$917,359
Class K	405,063	421,626
Total	$1,425,392	$1,338,985

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Low-Priced Stock
Shares sold	35,353	73,081	$1,788,321	$3,496,723
Reinvestment of distributions	25,783	24,403	1,255,306	1,179,176
Shares redeemed	(115,449)	(94,728)	(5,836,933)	(4,533,400)
Net increase (decrease)	(54,313)	2,756	$(2,793,306)	$142,499
Class K
Shares sold	28,345	36,926	$1,441,213	$1,770,314
Reinvestment of distributions	11,296	12,287	549,537	593,281
Shares redeemed	(89,600)(a)	(83,156)(b)	(4,571,718)(a)	(3,988,137)(b)
Net increase (decrease)	(49,959)	(33,943)	$(2,580,968)	$(1,624,542)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Low-Priced Stock Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-844-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Low-Priced Stock	.63%
Actual		$1,000.00	$1,086.30	$3.26
Hypothetical-C		$1,000.00	$1,021.67	$3.16
Class K	.54%
Actual		$1,000.00	$1,086.80	$2.79
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Low-Priced Stock Fund
Low-Priced Stock	09/18/17	09/15/17	$0.420	$3.671
Class K	09/18/17	09/15/17	$0.449	$3.671

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $3,131,359,738, or, if subsequently determined to be different, the net capital gain of such year.

Low-Priced Stock designates 80% and 52%; Class K designates 73% and 49%; of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Low-Priced Stock and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Low-Priced Stock Fund

The Board has discussed the fund's underperformance with FMR, including the fund's investment strategy, the portfolio management team, and broader trends in the market that may have impacted the fund's performance, and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance while at the same time noting the superior long term performance of the fund. The Board also noted that there were portfolio management changes for the fund in May 2016 and April 2017.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Low-Priced Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking. The Board noted that the comparisons for 2015 and 2016 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Value Discovery Fund Class K Annual Report July 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class K	17.82%	14.67%	6.38%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Value Discovery Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Discovery Fund - Class K on July 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

See previous page for additional information regarding the performance of Class K.

Period Ending Values
$18,555	Fidelity® Value Discovery Fund - Class K
$18,358	Russell 3000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 16.04% for the year ending July 31, 2017, rising sharply following the November election and continuing to rally through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, and then reverted upward through July 31. Growth stocks surged ahead of value, while small-caps’ advantage over large-caps narrowed. Sector-wise, financials (+36%) fared best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology gained 29%, as a handful of major index constituents posted stellar returns. Industrials (+18%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+14%) slightly lagged the broader market because brick-and-mortar retailers continued to suffer from increased online competition. Energy (0%) was hurt by low oil prices. Utilities (+6%), consumer staples (+4%), telecommunication services (-7%) and real estate (-2%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of further interest rate hikes later in 2017.

Comments from Portfolio Manager Sean Gavin:  For the fiscal year, the fund’s Retail Class shares gained 17.70%, well ahead of the benchmark Russell 3000® Value Index, which returned 14.17%. Versus the benchmark, the fund was helped most by strong stock picking in the energy sector. Most notably, we did not own lagging benchmark component Exxon Mobil, an integrated energy giant whose fundamentals I found unattractive at the firm’s current valuation. We also saw favorable results with a pair of affiliated energy-transportation companies: Teekay and Teekay LNG Partners. I should point out that a third Teekay entity we held, Teekay Offshore Partners, performed poorly this period, essentially offsetting the positive impact generated by its cousins. All three were out-of-benchmark holdings. The fund also benefited from good security selection in information technology – especially owning consumer electronics and computer designer Apple, one of the fund’s largest holdings at period end – and in consumer discretionary. Tempering the fund’s strength this period, however, was subpar stock picking in the financials and industrials sectors, as well as in health care, where a disappointing position in Teva Pharmaceutical Industries was a particularly big detractor, as the company faced various business challenges. Teva remained one of the fund’s largest holdings at period end, although it’s fair to say my confidence in the name has been shaken.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.4
Berkshire Hathaway, Inc. Class B	3.5	3.8
Wells Fargo & Co.	3.1	3.7
Amgen, Inc.	2.3	2.2
Alphabet, Inc. Class A	2.0	1.9
U.S. Bancorp	2.0	2.3
Allergan PLC	2.0	1.5
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.9	1.4
Johnson & Johnson	1.7	1.8
CVS Health Corp.	1.7	1.2
	24.0

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	27.0
Health Care	16.4	14.6
Information Technology	11.7	14.1
Consumer Discretionary	10.8	10.1
Consumer Staples	7.4	4.3

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks	95.0%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 23.2%

As of January 31, 2017*
Stocks	93.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 23.4%

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.5%
Hyundai Mobis	67,953	$14,926,257
Leisure Products - 0.7%
Vista Outdoor, Inc. (a)	789,600	18,231,864
Media - 7.0%
CBS Corp. Class B	547,400	36,035,342
Charter Communications, Inc. Class A (a)	52,129	20,429,876
Cinemark Holdings, Inc.	413,600	16,089,040
John Wiley & Sons, Inc. Class A	277,085	15,308,946
Lions Gate Entertainment Corp. Class B (a)	1,256,182	34,557,567
Time Warner, Inc.	405,900	41,572,278
Twenty-First Century Fox, Inc. Class A	1,175,400	34,204,140
		198,197,189
Specialty Retail - 0.7%
Cabela's, Inc. Class A (a)	337,600	19,236,448
Textiles, Apparel & Luxury Goods - 1.9%
Christian Dior SA	66,500	18,948,554
PVH Corp.	290,300	34,629,887
		53,578,441

TOTAL CONSUMER DISCRETIONARY		304,170,199

CONSUMER STAPLES - 7.4%
Beverages - 1.4%
C&C Group PLC	4,497,810	16,292,993
PepsiCo, Inc.	207,300	24,173,253
		40,466,246
Food & Staples Retailing - 2.2%
CVS Health Corp.	600,000	47,958,000
Sysco Corp.	281,800	14,828,316
		62,786,316
Food Products - 2.2%
Kellogg Co.	224,000	15,232,000
Seaboard Corp.	3,324	14,210,100
The J.M. Smucker Co.	276,921	33,756,670
		63,198,770
Personal Products - 0.7%
Unilever NV (Certificaten Van Aandelen) (Bearer)	323,200	18,835,325
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	241,700	15,035,127
sponsored ADR	153,900	9,621,828
		24,656,955

TOTAL CONSUMER STAPLES		209,943,612

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	397,181	43,368,193
FLEX LNG Ltd. (a)	8,303,700	11,405,529
GasLog Ltd. (b)	321,200	5,861,900
GasLog Partners LP	923,000	22,844,250
Golar LNG Partners LP	829,200	18,665,292
Hoegh LNG Partners LP	548,900	10,785,885
Phillips 66 Co.	294,000	24,622,500
Suncor Energy, Inc.	474,700	15,485,100
Teekay Corp.	1,405,300	13,771,940
Teekay LNG Partners LP	919,415	17,330,973
Teekay Offshore Partners LP	3,451,200	8,938,608
		193,080,170
FINANCIALS - 26.0%
Banks - 11.2%
JPMorgan Chase & Co.	1,158,041	106,308,165
PNC Financial Services Group, Inc.	257,100	33,114,480
SunTrust Banks, Inc.	562,200	32,208,438
U.S. Bancorp	1,059,700	55,930,966
Wells Fargo & Co.	1,622,337	87,508,858
		315,070,907
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	151,300	34,092,429
Consumer Finance - 2.6%
Capital One Financial Corp.	251,382	21,664,101
Discover Financial Services	407,500	24,833,050
Synchrony Financial	914,300	27,721,576
		74,218,727
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	566,031	99,038,444
Insurance - 4.7%
Allstate Corp.	283,400	25,789,400
Chubb Ltd.	188,400	27,593,064
FNF Group	411,220	20,092,209
FNFV Group (a)	369,733	6,377,894
Prudential PLC	932,373	22,750,364
The Travelers Companies, Inc.	231,213	29,616,073
		132,219,004
Mortgage Real Estate Investment Trusts - 2.8%
Agnc Investment Corp.	1,220,899	25,858,641
Annaly Capital Management, Inc.	2,428,695	29,217,201
MFA Financial, Inc.	2,852,664	24,219,117
		79,294,959

TOTAL FINANCIALS		733,934,470

HEALTH CARE - 15.8%
Biotechnology - 3.6%
Amgen, Inc.	379,400	66,209,094
Dyax Corp. rights 12/31/19 (a)	635,500	2,084,440
Shire PLC sponsored ADR	196,105	32,855,432
		101,148,966
Health Care Providers & Services - 4.4%
Aetna, Inc.	145,900	22,513,829
Anthem, Inc.	121,500	22,624,515
Cigna Corp.	264,400	45,889,264
McKesson Corp.	204,800	33,150,976
		124,178,584
Pharmaceuticals - 7.8%
Allergan PLC	217,200	54,806,076
Bayer AG	286,000	36,277,432
Johnson & Johnson	363,108	48,191,694
Sanofi SA sponsored ADR	549,200	26,010,112
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,685,868	54,234,374
		219,519,688

TOTAL HEALTH CARE		444,847,238

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.6%
United Technologies Corp.	390,600	46,313,442
Industrial Conglomerates - 1.5%
General Electric Co.	1,611,800	41,278,198
Machinery - 0.7%
Deere & Co.	148,490	19,048,297
Professional Services - 2.4%
Dun & Bradstreet Corp.	301,600	33,405,216
Nielsen Holdings PLC	784,100	33,724,141
		67,129,357
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	294,000	14,435,400

TOTAL INDUSTRIALS		188,204,694

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,269,418	39,923,196
Harris Corp.	194,400	22,252,968
Juniper Networks, Inc.	572,000	15,987,400
		78,163,564
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	286,202	23,007,779
Internet Software & Services - 3.4%
Alphabet, Inc. Class A (a)	61,600	58,242,800
comScore, Inc. (a)	545,100	16,364,447
VeriSign, Inc. (a)(b)	224,400	22,702,548
		97,309,795
IT Services - 2.1%
Amdocs Ltd.	276,747	18,589,096
Cognizant Technology Solutions Corp. Class A	303,400	21,031,688
The Western Union Co.	936,200	18,489,950
		58,110,734
Semiconductors & Semiconductor Equipment - 0.8%
Lattice Semiconductor Corp. (a)	413,800	2,880,048
NXP Semiconductors NV (a)	171,200	18,888,496
		21,768,544
Software - 0.3%
Oracle Corp.	192,413	9,607,181
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	283,500	42,164,955

TOTAL INFORMATION TECHNOLOGY		330,132,552

MATERIALS - 3.1%
Chemicals - 1.7%
LyondellBasell Industries NV Class A	300,600	27,081,054
Monsanto Co.	169,800	19,836,036
		46,917,090
Containers & Packaging - 1.4%
Ball Corp.	510,900	21,406,710
Graphic Packaging Holding Co.	1,466,600	19,344,454
		40,751,164

TOTAL MATERIALS		87,668,254

REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	711,600	27,033,684
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	970,100	46,952,840
UTILITIES - 4.1%
Electric Utilities - 3.8%
Exelon Corp.	1,092,100	41,871,114
PPL Corp.	696,500	26,696,845
Xcel Energy, Inc.	810,800	38,358,948
		106,926,907
Gas Utilities - 0.3%
WGL Holdings, Inc.	107,000	9,172,040

TOTAL UTILITIES		116,098,947

TOTAL COMMON STOCKS
(Cost $2,369,112,330)		2,682,066,660

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd. 7%
(Cost $15,659,700)	27,005	15,630,494

Money Market Funds - 10.3%
Fidelity Cash Central Fund, 1.11% (c)	267,773,145	267,826,700
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	23,731,550	23,733,923
TOTAL MONEY MARKET FUNDS
(Cost $291,541,717)		291,560,623
TOTAL INVESTMENT PORTFOLIO - 105.9%
(Cost $2,676,313,747)		2,989,257,777
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(167,540,930)
NET ASSETS - 100%		$2,821,716,847

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$976,171
Fidelity Securities Lending Cash Central Fund	160,605
Total	$1,136,776

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$304,170,199	$304,170,199	$--	$--
Consumer Staples	209,943,612	176,073,160	33,870,452	--
Energy	193,080,170	193,080,170	--	--
Financials	733,934,470	711,184,106	22,750,364	--
Health Care	460,477,732	442,762,798	15,630,494	2,084,440
Industrials	188,204,694	188,204,694	--	--
Information Technology	330,132,552	330,132,552	--	--
Materials	87,668,254	87,668,254	--	--
Real Estate	27,033,684	27,033,684	--	--
Telecommunication Services	46,952,840	46,952,840	--	--
Utilities	116,098,947	116,098,947	--	--
Money Market Funds	291,560,623	291,560,623	--	--
Total Investments in Securities:	$2,989,257,777	$2,914,922,027	$72,251,310	$2,084,440

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.8%
Marshall Islands	3.3%
Netherlands	2.9%
Ireland	2.6%
United Kingdom	2.5%
Israel	2.5%
Switzerland	1.8%
Canada	1.7%
France	1.6%
Germany	1.3%
Bailiwick of Jersey	1.2%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017
Assets
Investment in securities, at value (including securities loaned of $22,925,516) — See accompanying schedule: Unaffiliated issuers (cost $2,384,772,030)	$2,697,697,154
Fidelity Central Funds (cost $291,541,717)	291,560,623
Total Investments (cost $2,676,313,747)		$2,989,257,777
Receivable for fund shares sold		2,514,105
Dividends receivable		2,211,949
Distributions receivable from Fidelity Central Funds		146,228
Other receivables		12,038
Total assets		2,994,142,097
Liabilities
Payable to custodian bank	$695
Payable for investments purchased	134,328,289
Payable for fund shares redeemed	12,532,315
Accrued management fee	1,343,516
Other affiliated payables	440,372
Other payables and accrued expenses	47,263
Collateral on securities loaned	23,732,800
Total liabilities		172,425,250
Net Assets		$2,821,716,847
Net Assets consist of:
Paid in capital		$2,465,188,686
Undistributed net investment income		15,946,340
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,620,817
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		312,961,004
Net Assets		$2,821,716,847
Value Discovery:
Net Asset Value, offering price and redemption price per share ($2,708,049,125 ÷ 96,369,101 shares)		$28.10
Class K:
Net Asset Value, offering price and redemption price per share ($113,667,722 ÷ 4,043,253 shares)		$28.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2017
Investment Income
Dividends		$48,048,347
Interest		602
Income from Fidelity Central Funds		1,136,776
Total income		49,185,725
Expenses
Management fee
Basic fee	$12,297,144
Performance adjustment	(188,624)
Transfer agent fees	3,576,464
Accounting and security lending fees	683,184
Custodian fees and expenses	50,988
Independent trustees' fees and expenses	8,744
Registration fees	118,455
Audit	51,219
Legal	8,922
Miscellaneous	17,866
Total expenses before reductions	16,624,362
Expense reductions	(19,201)	16,605,161
Net investment income (loss)		32,580,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,842,883
Redemption in-kind with affiliated entities	79,326,353
Fidelity Central Funds	7,391
Foreign currency transactions	72,100
Futures contracts	(164,544)
Total net realized gain (loss)		133,084,183
Change in net unrealized appreciation (depreciation) on: Investment securities	205,423,283
Assets and liabilities in foreign currencies	15,701
Total change in net unrealized appreciation (depreciation)		205,438,984
Net gain (loss)		338,523,167
Net increase (decrease) in net assets resulting from operations		$371,103,731

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,580,564	$24,620,028
Net realized gain (loss)	133,084,183	(25,059,512)
Change in net unrealized appreciation (depreciation)	205,438,984	26,981,029
Net increase (decrease) in net assets resulting from operations	371,103,731	26,541,545
Distributions to shareholders from net investment income	(23,479,663)	(29,737,484)
Distributions to shareholders from net realized gain	(411,905)	(18,889,095)
Total distributions	(23,891,568)	(48,626,579)
Share transactions - net increase (decrease)	539,346,673	555,360,338
Total increase (decrease) in net assets	886,558,836	533,275,304
Net Assets
Beginning of period	1,935,158,011	1,401,882,707
End of period	$2,821,716,847	$1,935,158,011
Other Information
Undistributed net investment income end of period	$15,946,340	$10,520,477

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.16	$24.99	$23.32	$19.93	$15.62
Income from Investment Operations
Net investment income (loss)A	.38	.34	.66B	.31	.29
Net realized and unrealized gain (loss)	3.86	(.38)C	1.35	3.34	4.29
Total from investment operations	4.24	(.04)	2.01	3.65	4.58
Distributions from net investment income	(.29)	(.47)	(.32)	(.26)	(.27)
Distributions from net realized gain	(.01)	(.32)	(.02)	–	–
Total distributions	(.30)	(.79)	(.34)	(.26)	(.27)
Net asset value, end of period	$28.10	$24.16	$24.99	$23.32	$19.93
Total ReturnD	17.70%	.05%	8.68%	18.52%	29.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.86%	.84%	.80%	.74%
Expenses net of fee waivers, if any	.75%	.86%	.84%	.80%	.74%
Expenses net of all reductions	.75%	.86%	.84%	.80%	.73%
Net investment income (loss)	1.44%	1.46%	2.69%B	1.44%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$2,708,049	$1,712,212	$1,205,423	$686,767	$454,974
Portfolio turnover rateG	32%H	41%	45%	58%	55%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund Class K

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$24.99	$23.32	$19.93	$15.62
Income from Investment Operations
Net investment income (loss)A	.41	.38	.69B	.34	.32
Net realized and unrealized gain (loss)	3.86	(.38)C	1.34	3.34	4.29
Total from investment operations	4.27	–D	2.03	3.68	4.61
Distributions from net investment income	(.32)	(.50)	(.34)	(.29)	(.30)
Distributions from net realized gain	(.01)	(.32)	(.02)	–	–
Total distributions	(.33)	(.82)	(.36)	(.29)	(.30)
Net asset value, end of period	$28.11	$24.17	$24.99	$23.32	$19.93
Total ReturnE	17.82%	.24%	8.80%	18.71%	29.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%	.70%	.71%	.66%	.57%
Expenses net of fee waivers, if any	.63%	.70%	.71%	.66%	.57%
Expenses net of all reductions	.63%	.70%	.71%	.66%	.56%
Net investment income (loss)	1.56%	1.62%	2.82%B	1.58%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$113,668	$222,946	$196,460	$114,246	$71,212
Portfolio turnover rateH	32%I	41%	45%	58%	55%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$362,665,606
Gross unrealized depreciation	(50,855,805)
Net unrealized appreciation (depreciation) on securities	$311,809,801
Tax Cost	$2,677,447,976

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$31,333,175
Undistributed long-term capital gain	$13,374,270
Net unrealized appreciation (depreciation) on securities and other investments	$311,820,716

The tax character of distributions paid was as follows:

	July 31, 2017	July 31, 2016
Ordinary Income	$23,891,568	$ 30,651,336
Long-term Capital Gains	–	17,975,243
Total	$23,891,568	$ 48,626,579

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(164,544) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,537,016,202 and $688,498,322, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Value Discovery	$3,492,907.17
Class K	83,557.05
	$3,576,464

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30,588 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 10,568,389 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $296,760,364. The net realized gain of $79,326,353 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,043 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $160,605, including $761 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,165.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2017	Year ended July 31, 2016
From net investment income
Value Discovery	$21,711,684	$24,729,091
Class K	1,767,979	5,008,393
Total	$23,479,663	$29,737,484
From net realized gain
Value Discovery	$386,628	$15,694,244
Class K	25,277	3,194,851
Total	$411,905	$18,889,095

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Value Discovery
Shares sold	42,512,937	39,797,389	$1,119,827,793	$921,588,433
Reinvestment of distributions	841,053	1,708,415	21,118,287	38,743,773
Shares redeemed	(17,858,879)	(18,870,552)	(463,345,362)	(437,632,015)
Net increase (decrease)	25,495,111	22,635,252	$677,600,718	$522,700,191
Class K
Shares sold	11,452,291	5,204,370	$310,987,862	$118,930,615
Reinvestment of distributions	71,873	361,938	1,793,256	8,203,244
Shares redeemed	(16,704,580)(a)	(4,203,390)	(451,035,163)(a)	(94,473,712)
Net increase (decrease)	(5,180,416)	1,362,918	$(138,254,045)	$32,660,147

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery Fund as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Value Discovery	.74%
Actual		$1,000.00	$1,067.60	$3.79
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class K	.62%
Actual		$1,000.00	$1,068.40	$3.18
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Discovery Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Value Discovery Fund
Value Discovery	09/11/17	09/08/17	$0.133	$0.242
Class K	09/11/17	09/08/17	$0.139	$0.242

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $13,374,270, or, if subsequently determined to be different, the net capital gain of such year.

Value Discovery designates 100% and 91%; and Class K designates 99% and 85%; of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Value Discovery and Class K designate 100% of the dividends distributed in September and December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Value Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Value Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FVD-K-ANN-0917
1.863359.108

Item 2.

Code of Ethics

As of the end of the period, July 31, 2017, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Intrinsic Opportunities Fund, Fidelity Series Intrinsic Opportunities Fund, Fidelity Value Discovery Fund and Fidelity Value Discovery K6 Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Intrinsic Opportunities Fund	$47,000	$-	$6,500	$500
Fidelity Series Intrinsic Opportunities Fund	$60,000	$100	$6,500	$1,700
Fidelity Value Discovery Fund	$38,000	$100	$5,500	$1,100
Fidelity Value Discovery K6 Fund	$29,000	$-	$5,400	$200

July 31, 2016 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Intrinsic Opportunities Fund	$-	$-	$-	$-
Fidelity Series Intrinsic Opportunities Fund	$60,000	$100	$6,500	$1,800
Fidelity Value Discovery Fund	$39,000	$100	$6,000	$1,100
Fidelity Value Discovery K6 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Flex Intrinsic Opportunities Fund commenced operations on March 8, 2017. Fidelity Value Discovery K6 Fund commenced operations on May 25, 2017.

C Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Low-Priced Stock Fund and Fidelity Low-Priced Stock K6 Fund (the “Funds”):

Services Billed by PwC

July 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$139,000	$11,400	$20,100	$5,400
Fidelity Low-Priced Stock K6 Fund	$50,000	$900	$4,200	$400

July 31, 2016 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$142,000	$22,800	$27,500	$10,400
Fidelity Low-Priced Stock K6 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Low-Priced Stock K6 Fund commenced operations on May 26, 2017.

C Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2017A,B	July 31, 2016A,B
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Intrinsic Opportunities Fund and Fidelity Value Discovery K6 Fund’s commencement of operations.

Services Billed by PwC

	July 31, 2017A,B	July 31, 2016A,B,C
Audit-Related Fees	$5,990,000	$5,780,000
Tax Fees	$115,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Low-Priced Stock K6 Fund’s commencement of operations.

C Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2017A,B	July 31, 2016A,B,C
PwC	$7,985,000	$6,830,000
Deloitte Entities	$395,000	$90,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Intrinsic Opportunities Fund,  Fidelity Value Discovery K6 Fund and Fidelity Low-Priced Stock K6 Fund’s commencement of operations.

C Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 26, 2017